Document And Entity Information	12 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	nmr
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,663,483,895

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash and cash deposits:
Cash and cash equivalents	¥ 1,070,520	¥ 1,620,340
Time deposits	653,462	339,419
Deposits with stock exchanges and other segregated cash	229,695	190,694
Total cash and cash deposits	1,953,677	2,150,453
Loans and receivables:
Loans receivable (including 554,180 million and 458,352 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	1,293,372	1,271,284
Receivables from customers	58,310	32,772
Receivables from other than customers	864,629	928,626
Allowance for doubtful accounts	(4,888)	(4,860)
Total loans and receivables	2,211,423	2,227,822
Collateralized agreements:
Securities purchased under agreements to resell (including 904,126 million and 752,407 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	7,662,748	9,558,617
Securities borrowed	6,079,898	5,597,701
Total collateralized agreements	13,742,646	15,156,318
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,621,042 million and 4,732,118 million in 2011 and 2012, respectively; including 15,444 million and 16,548 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	13,921,639	14,952,511
Private equity investments (including 62,553 million and 53,635 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	201,955	289,420
Total trading assets and private equity investments	14,123,594	15,241,931
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 300,075 million in 2011 and 355,804 million in 2012)	1,045,950	392,036
Non-trading debt securities	862,758	591,797
Investments in equity securities	88,187	91,035
Investments in and advances to affiliated companies	193,954	273,105
Other (including 1,627 million measured at fair value by applying the fair value option in 2012)	1,475,123	568,493
Total other assets	3,665,972	1,916,466
Total assets	35,697,312	36,692,990
LIABILITIES AND EQUITY
Short-term borrowings (including 183,524 million and 153,497 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	1,185,613	1,167,077
Payables and deposits:
Payables to customers	764,857	880,429
Payables to other than customers	767,860	410,679
Deposits received at banks	904,653	812,500
Total payables and deposits	2,437,370	2,103,608
Collateralized financing:
Securities sold under agreements to repurchase (including 332,337 million and 307,083 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	9,928,293	10,813,797
Securities loaned	1,700,029	1,710,191
Other secured borrowings	890,952	1,162,450
Total collateralized financing	12,519,274	13,686,438
Trading liabilities	7,495,177	8,688,998
Other liabilities (including 4,246 million measured at fair value by applying fair value option as of March 31, 2012)	1,165,901	552,316
Long-term borrowings (including 2,300,606 million and 1,925,421 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	8,504,840	8,402,917
Total liabilities	33,308,175	34,601,354
Commitments and contingencies (Note 22)
Common stock
No par value share;Authorized-6,000,000,000 shares in 2011 and 2012 Issued-3,719,133,241 shares in 2011 and 3,822,562,601 shares in 2012 Outstanding-3,600,886,932 shares in 2011 and 3,663,483,895 shares in 2012	594,493	594,493
Additional paid-in capital	698,771	646,315
Retained earnings	1,058,945	1,069,334
Accumulated other comprehensive income (loss)	(145,149)	(129,696)
Total NHI shareholders' equity before treasury stock	2,207,060	2,180,446
Common stock held in treasury, at cost-118,246,309 shares in 2011 and 159,078,706 shares in 2012	(99,819)	(97,692)
Total NHI shareholders' equity	2,107,241	2,082,754
Noncontrolling interests	281,896	8,882
Total equity	2,389,137	2,091,636
Total liabilities and equity	35,697,312	36,692,990
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash deposits:
Total cash and cash deposits	52,000	92,000
Trading assets and private equity investments:
Total trading assets and private equity investments	999,000	1,110,000
Other assets:
Total other assets	555,000	132,000
Total assets	1,606,000	1,334,000
Collateralized financing:
Trading liabilities	42,000	38,000
Other liabilities (including 4,246 million measured at fair value by applying fair value option as of March 31, 2012)	35,000	7,000
Long-term borrowings (including 2,300,606 million and 1,925,421 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	992,000	1,032,000
Total liabilities	¥ 1,069,000	¥ 1,077,000

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Loans receivable, Fair value	¥ 458,352	[1]	¥ 554,180	[1]
Securities purchased under agreements to resell, fair value option	752,407		904,126
Trading assets, securities pledged as collateral	4,732,118		4,621,042
Trading assets, fair value	16,548		15,444
Private equity investments, fair value	53,635		62,553
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	355,804		300,075
Other	1,627
Short-term borrowings, fair value	153,497		183,524
Securities sold under agreements to repurchase, fair value option	307,083		332,337
Other liabilities, fair value	4,246
Long-term borrowings, fair value	¥ 1,925,421		¥ 2,300,606
Authorized	6,000,000,000		6,000,000,000
Number of common shares issued	3,822,562,601		3,719,133,241
Outstanding	3,663,483,895		3,600,886,932
Common stock held in treasury, shares	159,078,706		118,246,309

[1]	Carried at fair value through election of the fair value option.

Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Revenue:
Commissions	¥ 347,135		¥ 405,463		¥ 395,083
Fees from investment banking	59,638		107,005		121,254
Asset management and portfolio service fees	144,251		143,939		132,249
Net gain on trading	272,557		336,503		417,424
Gain on private equity investments	25,098		19,292		11,906
Interest and dividends	435,890		346,103		235,310
Gain (loss) on investments in equity securities	4,005		(16,677)		6,042
Other	563,186		43,864		37,483
Total revenue	1,851,760		1,385,492		1,356,751
Interest expense	315,901		254,794		205,929
Net revenue	1,535,859	[1]	1,130,698	[1]	1,150,822	[1]
Non-interest expenses:
Compensation and benefits	534,648		518,993		526,238
Commissions and floor brokerage	93,500		92,088		86,129
Information processing and communications	177,148		182,918		175,575
Occupancy and related depreciation	100,891		87,843		87,806
Business development expenses	48,488		30,153		27,333
Other	496,227		125,448		142,494
Total non-interest expenses	1,450,902		1,037,443		1,045,575
Income before income taxes	84,957		93,255		105,247
Income tax expense	58,903		61,330		37,161
Net income	26,054		31,925		68,086
Less: Net income attributable to noncontrolling interests	14,471		3,264		288
Net income attributable to NHI shareholders	¥ 11,583		¥ 28,661		¥ 67,798
Basic-
Net income attributable to NHI shareholders per share	¥ 3.18		¥ 7.9		¥ 21.68
Diluted-
Net income attributable to NHI shareholders per share	¥ 3.14		¥ 7.86		¥ 21.59

[1]	There is no revenue derived from transactions with a single major external customer.

Consolidated Statements Of Changes In Equity (JPY ¥) In Millions, unless otherwise specified		Total	Common Stock [Member]	Additional Paid-In capital [Member]	Retained Earnings [Member]		Cumulative Translation Adjustments [Member]	Defined Benefit Pension Plans [Member]	Non-Trading Securities [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held In Treasury [Member]	Total NHI Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Balance at beginning of year at Mar. 31, 2009		¥ 1,551,546	¥ 321,765	¥ 374,413	¥ 1,038,557		¥ (73,469)	¥ (44,968)			¥ (76,902)	¥ 1,539,396	¥ 12,150
Cumulative effect of change in accounting principle	[1]			(26,923)	(6,339)	[2]
Net income (loss) attributable to NHI shareholders		67,798			67,798
Cash dividends					(25,803)								(103)
Net income (loss) attributable to noncontrolling interests		288											288
Issuance of common stock			217,728	228,934
Conversion of convertible bonds		110,000	55,000	55,000
Gain on sales of treasury stock				5,702
Issuance and exercise of common stock options				(4,242)
Beneficial conversion feature relating to convertible bond				2,959
Repurchases of common stock											(18)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(196)
Pension liability adjustment		10,166						10,166
Sale of common stock											13
Common stock issued to employees											8,275
Other net change in treasury stock											159
Purchase / sale of subsidiary shares, net				561									(2,004)
Other net change in noncontrolling interests													(4,050)
Net change during the year				(576)			(861)
Balance at end of year at Mar. 31, 2010		2,133,014	594,493	635,828	1,074,213		(74,330)	(34,802)		(109,132)	(68,473)	2,126,929	6,085
Cumulative effect of change in accounting principle	[1],[2]				(4,734)
Net income (loss) attributable to NHI shareholders		28,661			28,661
Cash dividends					(28,806)								(100)
Net income (loss) attributable to noncontrolling interests		3,264											3,264
Conversion of convertible bonds
Gain on sales of treasury stock				3,191
Issuance and exercise of common stock options				7,296
Repurchases of common stock											(37,378)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(1,055)
Pension liability adjustment		2,532						2,532
Sale of common stock											4
Common stock issued to employees											8,155
Purchase / sale of subsidiary shares, net													0
Other net change in noncontrolling interests													688
Net change during the year							(23,096)
Balance at end of year at Mar. 31, 2011		2,091,636	594,493	646,315	1,069,334		(97,426)	(32,270)		(129,696)	(97,692)	2,082,754	8,882
Net income (loss) attributable to NHI shareholders		11,583			11,583
Cash dividends					(21,972)								(2,760)
Net income (loss) attributable to noncontrolling interests		14,471											14,471
Issuance of common stock				30,356
Conversion of convertible bonds
Gain on sales of treasury stock				719
Issuance and exercise of common stock options				19,466
Repurchases of common stock											(8,944)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(575)
Net unrealized gain on non-trading securities		(1,339)							635				206
Pension liability adjustment		(2,655)						(2,862)					207
Sale of common stock											1
Common stock issued to employees											6,693
Other net change in treasury stock											123
Purchase / sale of subsidiary shares, net				1,915									271,515
Other net change in noncontrolling interests													(10,050)
Net change during the year							(13,226)
Balance at end of year at Mar. 31, 2012		¥ 2,389,137	¥ 594,493	¥ 698,771	¥ 1,058,945		¥ (110,652)	¥ (35,132)	¥ 635	¥ (145,149)	¥ (99,819)	¥ 2,107,241	¥ 281,896

[1]	Cumulative effect of change in accounting principle for the year ended March 31, 2010 was previously reported as Adjustments to initially apply "Contracts in entity's own equity".
[2]	Cumulative effect of change in accounting principle for the year ended March 31, 2011 is an adjustment to initially apply Accounting Standards Update ("ASU") No. 2009-17 "Consolidation (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").

Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	¥ 26,054	¥ 31,925	¥ 68,086
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(13,801)	(24,151)	(1,057)
Defined benefit pension plans:
Pension liability adjustment	(4,203)	4,074	18,339
Deferred income taxes	1,548	(1,542)	(8,173)
Total	(2,655)	2,532	10,166
Non-trading securities
Net unrealized gain on non-trading securities	1,339
Deferred income taxes	(498)
Total	841
Total other comprehensive income (loss)	(15,615)	(21,619)	9,109
Comprehensive income (loss)	10,439	10,306	77,195
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries	14,309	2,209	92
Comprehensive income (loss) attributable to NHI shareholders	¥ (3,870)	¥ 8,097	¥ 77,103

Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 26,054	¥ 31,925	¥ 68,086
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	100,572	75,587	73,081
Stock option expenses	26,869	18,638	9,737
(Gain) loss on investments in equity securities	(4,005)	16,677	(6,042)
Equity in earnings of affiliates, net of dividends received	(969)	(6,800)	(8,097)
Loss on disposal of office buildings, land, equipment and facilities	5,351	6,348	2,446
Deferred income taxes	37,772	55,199	19,574
Changes in operating assets and liabilities:
Time deposits	(318,104)	(155,251)	348,003
Deposits with stock exchanges and other segregated cash	(39,225)	(67,738)	142,416
Trading assets and private equity investments	971,327	(1,481,908)	(3,123,679)
Trading liabilities	(1,058,445)	1,206,394	3,737,079
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	980,156	327,668	(1,437,635)
Securities borrowed, net of securities loaned	(508,844)	(446,152)	(69,472)
Other secured borrowings	(271,498)	(160,031)	(1,591,535)
Loans and receivables, net of allowance for doubtful accounts	28,933	(354,691)	(248,175)
Payables	218,915	319,506	139,919
Bonus accrual	(13,356)	(8,802)	30,784
Accrued income taxes, net	5,055	(26,174)	65,718
Other, net	104,305	414,515	347,022
Net cash provided by (used in) operating activities	290,863	(235,090)	(1,500,770)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(182,568)	(186,350)	(83,079)
Proceeds from sales of office buildings, land, equipment and facilities	120,435	109,888	2,909
Payments for purchases of investments in equity securities	(138)	(221)	(2,318)
Proceeds from sales of investments in equity securities	5,485	3,247	1,272
(Increase) decrease in loans receivable at banks, net	30,591	(60,350)	(105,800)
Increase in non-trading debt securities, net	(968)	(286,013)	(64,586)
Business combinations or disposals, net	35,597	5,570	(9,865)
Decrease (increase) in investments in affiliated companies, net	2,146	(8,936)	(13)
Other, net	(638)	(49)	(8,163)
Net cash provided by (used in) investing activities	9,942	(423,214)	(269,643)
Cash flows from financing activities:
Increase in long-term borrowings	2,015,446	2,267,658	3,059,225
Decrease in long-term borrowings	(2,883,078)	(1,188,034)	(1,470,978)
Increase (decrease) in short-term borrowings, net	(56,383)	(97,282)	137,076
Increase in deposits received at banks, net	117,047	368,354	13,279
Proceeds from issuances of common stock			446,662
Proceeds from sales of common stock held in treasury	10	8	10
Payments for repurchases of common stock held in treasury	(8,287)	(37,378)	(18)
Payments for cash dividends	(29,066)	(29,083)	(11,130)
Proceeds from issuances of stock by subsidiaries			2,404
Net cash provided by (used in) financing activities	(844,311)	1,284,243	2,176,530
Effect of exchange rate changes on cash and cash equivalents	(6,314)	(26,246)	964
Net increase (decrease) in cash and cash equivalents	(549,820)	599,693	407,081
Cash and cash equivalents at beginning of the year	1,620,340	1,020,647	613,566
Cash and cash equivalents at end of the year	1,070,520	1,620,340	1,020,647
Cash paid during the year for-
Interest	338,802	259,679	210,742
Income tax payments (refunds), net	¥ 16,076	¥ 32,305	¥ (62,994)

Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets acquired, excluding cash and cash equivalents	¥ 2,132,740		¥ 45,981
Debt assumed	1,784,621		27,663
Capital Leases			26,572
Conversion of convertible bonds, Value			110,000
Assets excluding cash and cash equivalent increased		275,464
Liabilities excluding cash and cash equivalent increased		289,757
Common Stock [Member]
Conversion of convertible bonds, Value			55,000
Additional Paid In Capital [Member]
Conversion of convertible bonds, Value			¥ 55,000

Summary Of Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary Of Accounting Policies [Abstract]
Summary Of Accounting Policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on these investments by increasing the corporate value of investee companies. As of April 2012, Nomura has simplified the organizational structure, and Global Markets has been split into Fixed Income and Equities.

Basis of presentation—

The accounting and financial reporting policies of the Company conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.

These consolidated financial statements include the accounts of the Company and other entities in which it has a controlling financial interest. The Company initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification™ (“ASC”) 810 “Consolidation” (“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. The Company consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders. For certain VIE entities that qualify as investment companies under ASC 946 “Financial Services—Investment Companies” (“ASC 946”) or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, Nomura is the primary beneficiary when it holds interests that will absorb a majority of the expected losses or a majority of the expected residual returns of the entity, or both.

For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.

Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported in Other assets—Investments in and advances to affiliated companies or at fair value by electing the fair value option permitted by ASC 825 “Financial Instruments” (“ASC 825”) and reported within Trading assets or Private equity investments or Other assets—Other. Investments undertaken by Nomura’s merchant banking business are reported within Private equity investments and Other assets—Other. Other investments are reported within Trading assets. Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.

Certain entities in which the Company has a financial interest are investment companies under ASC 946. These entities, including subsidiaries such as Nomura Principal Finance Co., Ltd. (“NPF”), carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”) and Nomura International plc (“NIP”).

All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Use of estimates—

In presenting these consolidated financial statements, management makes estimates regarding the valuation of certain financial instruments and investments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results may differ from estimates which could have a material impact on these consolidated financial statements, and it is possible that such adjustments could occur in the near term.

Fair value of financial instruments—

A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “Fair value of financial instruments” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.

Private equity business—

Private equity investments are generally carried at fair value, with changes in fair value recognized through the consolidated statements of income. See Note 4 “Private equity business” for further information.

Transfers of financial assets—

Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.

In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within Trading assets in the consolidated balance sheets with the change in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.

Foreign currency translation—

The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese yen are translated into Japanese yen at exchange rates in effect at the balance sheet date; all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within Accumulated other comprehensive income (loss) in NHI shareholders’ equity.

Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Fee revenue—

Revenue—Commissions includes amounts charged for executing brokerage transactions accrued on a trade date basis and are included in current period earnings. Revenue—Fees from investment banking includes securities underwriting fees and other corporate financing services fees. Underwriting fees are recorded when services for underwriting are completed. All other fees are recognized when related services are performed. Revenue—Asset management and portfolio service fees are accrued over the period that the related services are provided or when specified performance requirements are met.

Trading assets and trading liabilities—

Trading assets and Trading liabilities primarily comprise debt and equity securities, derivatives and loans which are generally recognized on the consolidated balance sheets on a trade date basis and carried at fair value with changes in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.

Collateralized agreements and collateralized financing—

Collateralized agreements consist of resale agreements and securities borrowed. Collateralized financing consists of repurchase agreements, securities loaned and other secured borrowings.

Resale and repurchase agreements (“repo transactions”) principally involve the buying or selling of government and government agency securities under agreements with clients to resell or repurchase these securities to or from those clients. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate. Certain repo transactions are carried at fair value through election of the fair value option. No allowance for credit losses is generally recorded on repurchase agreements due to the strict collateralization requirements.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 “Transfers and Servicing” (“ASC 860”) are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and March 31, 2012 were ¥169,766 million and ¥39,797 million, respectively.

Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase transaction used in the Japanese financial market. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount that the securities were originally acquired or sold with applicable accrued interest, as appropriate.

Repo transactions (including Gensaki Repo transactions) are presented in the consolidated balance sheets net-by-counterparty, where offsetting is consistent with ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”).

Securities borrowedand securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. No allowance for credit losses is generally recorded on securities borrowing transactions due to the strict collateralization requirements.

Nomura adopted Accounting Standard Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) from January 1, 2012 and certain Japanese securities lending transactions undertaken after adoption date are accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 are no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and March 31, 2012 were ¥291,870 million and ¥1,930 million, respectively.

Other secured borrowings consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are recorded at contractual amounts due.

Trading balances of secured borrowings consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales and are reported in the consolidated balance sheets within Long-term borrowings. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 8 “Securitizations and Variable Interest Entities” and Note 13 “Borrowings” for further information regarding these transactions.

All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including Gensaki Repo transactions, are reported parenthetically within Trading assets as Securities pledged as collateral in the consolidated balance sheets.

Derivatives—

Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.

Derivative assets and liabilities are presented in the consolidated balance sheets on a net-by-counterparty basis where offsetting is consistent with ASC 210-20. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively.

Trading

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading.

Non-trading

In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading purposes are formally designated as fair value and net investment accounting hedges under ASC 815 “Derivatives and Hedging” (“ASC 815”).

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of income within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through NHI shareholders’ equity within Accumulated other comprehensive income (loss). Change in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measure of hedge effectiveness and is reported in the consolidated statements of income within Revenue—Other.

See Note 3 “Derivative Instruments and Hedging Activities” for further information.

Loans receivable—

Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is generally reported in the consolidated statements of income within Revenue—Interest and dividends.

Loans receivable carried at fair value

Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within Revenue—Net gain on trading.

Loans receivable carried at amortized cost

Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees or costs, unamortized premiums or discounts on purchased loans and after deducting any applicable allowance for loan losses.

Loan origination fees, net of direct origination costs, are amortized to Revenue—Interest and dividends as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were ¥483 million and ¥552 million as of March 31, 2011 and March 31, 2012, respectively.

See Note 9 “Financing receivables” for further information.

Other receivables—

Receivables from customers include amounts receivable on client securities transactions andReceivables from other than customers include amounts receivable for securities not delivered to a purchaser by the settlement date, margin deposits, commissions, and net receivables arising from unsettled securities transactions.

These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management’s best estimate of probable losses incurred within receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within the Allowance for doubtful accounts.

Loan commitments—

Unfunded loan commitments are accounted for as either off-balance sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.

Loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading. Loan commitment fees are recognized as part of the fair value of the commitment.

For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within Other liabilities—other in the consolidated balance sheets which reflects management’s best estimate of probable losses incurred within the loan commitments which have been specifically identified as impaired. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.

Payables and deposits—

Payables to customersinclude amounts payable on client securities transactions and are generally measured at contractual amounts due.

Payables to other than customers include payables to brokers and dealers for securities not received from a seller by the settlement date and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due. The net payable arising from unsettled securities transactions reported within Payables to other than customers was ¥60,771 million and ¥396,116 million as of March 31, 2011 and March 31, 2012, respectively.

Deposits received at banks represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities—

Office buildings, land, equipment and facilities, held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.

The following table presents a breakdown of Office buildings, land, equipment and facilities as of March 31, 2011 and 2012.

	Millions of yen
	March 31
	2011	2012
Land	¥70,057	¥594,146
Office buildings	110,097	235,995
Equipment and facilities	79,747	60,840
Software	128,318	141,069
Construction in progress	3,817	13,900

Total	¥392,036	¥1,045,950

Depreciation and amortization charges are generally computed using the straight-line method and at rates based on estimated useful lives of each asset according to general class, type of construction and use. The estimated useful lives for significant asset classes are as follows:

Office buildings	2 to 65 years
Equipment and facilities	3 to 15 years
Software	Up to 5 years

Depreciation and amortization is reported within Non-interest expenses—Information processing and communications in the amount of ¥51,924 million, ¥52,455 million, ¥54,083 million, and in Non-interest expenses—Occupancy and related depreciation in the amount of ¥21,157 million, and ¥23,132 million, and ¥46,489 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Leases that involve real estate are classified as either operating or capital leases in accordance with ASC 840 “Leases” (“ASC 840”). Rent expense relating to operating leases is recognized over the lease term on a straight-line basis. If the lease is classified as a capital lease, Nomura recognizes the real estate as an asset on the consolidated balance sheets together with a lease obligation. The real estate is initially recognized at the lower of its fair value or present value of minimum lease payments, and subsequently depreciated over its useful life on straight-line basis. Where Nomura has certain involvement in the construction of real estate subject to a lease, Nomura is deemed the owner of the construction project and recognizes the real estate on the consolidated balance sheets until construction is completed. At the end of the construction period the real estate is either derecognized or continues to be recognized on the consolidated balance sheets in accordance with ASC 840, depending on the extent of Nomura’s continued involvement with the real estate.

Long-lived assets, excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.

Nomura recorded non-cash impairment charges of ¥194 million, and ¥1,532 million, and ¥3,135 million substantially related to write-downs of software, office buildings, land, equipment, facilities, and other assets for the years ended March 31, 2010, 2011 and 2012, respectively. These losses are reported in the consolidated statements of income within Non-interest expenses—Other. The revised carrying values of these assets were based on the estimated fair value of the assets.

Investments in equity securities—

Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies will also often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.

These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within Other assets—Investments in equity securities in the consolidated balance sheets, with changes in fair value reported within Revenue—Gain (loss) on investments in equity securities in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥66,792 million and ¥24,243 million, respectively, as of March 31, 2011 and ¥69,552 million and ¥18,635 million, respectively, as of March 31, 2012.

Other non-trading debt and equity securities—

Certain non-trading subsidiaries within Nomura and an insurance subsidiary which was acquired during the year ended March 31, 2012 hold debt securities and minority stakes in equity securities for non-trading purposes. Non-trading securities held by non-trading subsidiaries are carried at fair value and reported within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with changes in fair value recognized within Revenue—Other in the consolidated statements of income. Non-trading securities held by the insurance subsidiary are also carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized in the consolidated statements of income and any non-credit loss component recognized within Other comprehensive income (loss) in the consolidated statements of comprehensive income.

See Note 7 “Non-trading securities” for further information regarding these securities.

Short-term and long-term borrowings—

Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are primarily carried at amortized cost.

Structured notes—

Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation.

All structured notes issued by Nomura on or after April 1, 2008 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes is made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Certain structured notes outstanding as of March 31, 2008 were already measured at fair value but others continue to be accounted for by Nomura by bifurcating the embedded derivative from the associated debt host contract. The embedded derivative is accounted for at fair value and the debt host contract is accounted for at amortized cost.

Changes in the fair value of structured notes elected for the fair value option and bifurcated embedded derivatives are reported within Revenue—Net gain on trading in the consolidated statements of income.

Income taxes—

Deferred tax assets and liabilities are recorded for the expected future tax consequences of tax loss carryforwards and temporary differences between the carrying amounts and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is provided for tax benefits available to Nomura that are not deemed more likely than not to be realized.

Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on the technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.

Stock-based and other compensation awards—

Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.

Stock-based awards such as Stock Acquisition Rights (“SARs”) which are expected to be settled by the delivery of the Company’s shares are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.

Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled as also effectively classified as liability awards. These awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s shares or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.

See Note 16 “Deferred compensation plans” for further information regarding these types of award.

Earnings per share—

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted method.

Cash and cash equivalents—

Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.

Goodwill and intangible assets—

Goodwill and intangible assets not subject to amortization are reviewed annually, or more frequently in certain circumstances, for impairment. Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. Nomura periodically assesses the recoverability of goodwill by comparing the fair value of each reporting unit to which goodwill relates to the carrying amount of the reporting unit including goodwill. If such assessment indicates that the fair value is less than the related carrying amount, a goodwill impairment determination is made. Identifiable intangible assets with finite lives are amortized over their expected useful lives.

Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs—

Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in a employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.

New accounting pronouncements adopted during the current year—

The following new accounting pronouncements relevant to Nomura have been adopted during the year ended March 31, 2012:

Fair value measurements and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which amends the methodology for determining fair value and enhances disclosures related to fair value measurements. In particular, ASU 2011-04:

•

Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy, and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

•

Clarifies that the fair value of equity instruments classified in shareholders’ equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

•

Clarifies that the principal market should be determined based on the market with greatest volume and level of activity that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011, with early adoption not permitted.

Nomura adopted ASU 2011-04 from January 1, 2012 and these amendments have not had a material impact on these consolidated financial statements.

See Note 2 “Fair value of financial instruments” for further information where the new disclosures have been provided.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 through issuance of ASU 2011-03 which modifies the effective control criterion related to when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Prior to adoption of the ASU 2011-03, when assessing effective control, one of the conditions a transferor evaluated was the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability was demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. These amendments removed this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement are now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively during interim or annual periods beginning after December 15, 2011, with early adoption not permitted.

Nomura adopted ASU 2011-03 from January 1, 2012 and certain Japanese securities lending transactions undertaken after adoption date are now accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 are no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and as of March 31, 2012 were ¥291,870 million and ¥1,930 million, respectively.

Accounting for troubled debt restructurings

In April 2011, the FASB issued amendments to ASC 310 “Receivables” through issuance of Accounting Standard Update ASU 2011-02 “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”). These amendments provide additional guidance and clarification to creditors in determining whether a debt restructuring constitutes a troubled debt restructuring.

ASU 2011-02 is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.

As a result of issuance of ASU 2011-01 “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”, new disclosures around troubled debt restructuring required by ASU 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”) are also effective for interim or annual periods beginning on or after June 15, 2011.

Nomura adopted ASU 2011-02 from July 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.

See Note 9 “Financing Receivables” for further information where the new disclosures have been provided.

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 “Business Combinations” (“ASC 805”) through issuance of ASU 2010-29 “Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”). These amendments address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a reporting entity such as Nomura that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura adopted ASU 2010-29 from April 1, 2011. Because the amendments only provide clarification on disclosure requirements, they have not had, and are not expected to have, a material impact on these consolidated financial statements.

Clarifications on impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 “Intangibles—Goodwill and Other” (“ASC 350”) through issuance of ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”). These amendments address questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at a “reporting unit” level. When a goodwill impairment test is performed, a reporting entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, a reporting entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU 2010-28, a reporting entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit’s goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura adopted ASU 2010-28 from April 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 through issuance of ASU 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). These amendments expand fair value disclosure requirements, including a requirement that information about purchases, sales, issues and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning January 1, 2010. Gross information on purchases, sales, issues and settlements is required in fiscal years beginning after December 15, 2010.

Nomura adopted these additional disclosure requirements within ASU 2010-06 from April 1, 2011. Because ASU 2010-06 only introduces new disclosures and does not impact upon how Nomura measures fair value, these amendments have not had a material impact on these consolidated financial statements.

See Note 2 “Fair value of financial instruments” for further information where the new disclosures have been provided.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 “Revenue Recognition” through issuance of ASU 2009-13 “Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”). These amendments revise the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted.

Nomura adopted ASU 2009-13 from April 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 through issuance of ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013. Because these amendments only require enhanced disclosures rather than change the guidance around when assets and liabilities can be offset, they are not expected to have a material impact on these consolidated financial statements.

Goodwill impairment testing

In September 2011, the FASB issued amendments to ASC 350 through issuance of ASU 2011-08 “Testing Goodwill for Impairment” (“ASU 2011-08”). These amendments simplify goodwill impairment testing by permitting a reporting entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If the reporting entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura will adopt ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change either the level at which the test is performed or the quantitative test itself, these amendments are not expected to have a material impact on these consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 “Comprehensive Income” (“ASC 220”) through issuance of ASU 2011-05 “Presentation of Comprehensive Income” (“ASU 2011-05”). These amendments revise the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) which deferred certain aspects of ASU 2011-05.

Nomura will adopt ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, these amendments are not expected to have a material impact on these consolidated financial statements.

Fair Value Of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
2. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are measured at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e. a net financial asset) or transfer a net short position (i.e. a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.

Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter (“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models, and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (“the fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices for identical financial instruments in active markets accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management’s assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2011 and 2012 within the fair value hierarchy. Certain reclassifications of amounts as of March 31, 2011 have been made to align with the current year presentation.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities (“CMBS”)	—	171	28	—	199
Residential mortgage-backed securities (“RMBS”)	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations (“CDO”) and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivative assets(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivative assets	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivative liabilities(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivative liabilities	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.

(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

(5)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(6)	Includes loans for which the fair value option is elected.

(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.

(8)	Includes structured notes for which the fair value option is elected.

(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.

(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.

(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Valuation techniques by major class of financial instrument

The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows:

Equities—Equities include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3. The Direct Capitalization Method (“DCM”) is used as a valuation technique for certain equity investments in real estate funds, with net operating income used as a measure of financial performance which is then applied to a capitalization rate dependent on the characteristics of the underlying real estate. Equity investments which are valued using DCM valuation techniques are generally classified as Level 3 since observable market capitalization rates are usually not available for identical or sufficiently similar real estate to that held within the real estate funds being valued.

Private equity—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) valuation techniques which incorporates estimated future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital (“WACC”) or comparable market multiple valuation techniques such as Enterprise Value/earnings before interest, taxes, depreciation and amortization ratios, (“EV/EBITDA ratios”), Price/Earnings ratios (“PE ratios”), Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3 since the valuation inputs such as those mentioned above are usually unobservable or there is significant uncertainty.

Government, state, municipal and agency securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain non-G7 securities may be classified as Level 1 because they trade in active markets. Certain securities may be classified as Level 3 because they trade infrequently and there is not sufficient information from comparable securities to classify them as Level 2. These are valued using DCF valuation techniques which include unobservable inputs such as credit spreads of the issuer.

Corporate debt securities—The valuation of corporate debt securities is primarily performed using internal models and market inputs such as price quotes and recent market transactions of identical or similar debt, yield curves, asset swap spreads and credit default spreads. Most corporate debt securities are classified in Level 2 because the modeling inputs are usually observable. Certain corporate debt securities may be classified as Level 1 because they trade in active markets where there is sufficient information from a liquid exchange or multiple sources and they are valued using an unadjusted quote for an identical instrument. Certain securities may be classified as Level 3 because they trade infrequently and there is insufficient information from comparable securities to classify them as Level 2. These are valued using DCF valuation techniques which include unobservable inputs such as credit spreads of the issuer.

Commercial mortgage-backed securities (“CMBS”) and Residential mortgage-backed securities (“RMBS”)—The fair value of CMBS and RMBS is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. CMBS and RMBS securities are classified primarily as Level 2 if all significant inputs are observable. For certain asset classes, no direct pricing sources or comparable indices are available and valuation is based on a combination of indices. These securities are valued using DCF valuation techniques which include unobservable inputs such as yields, prepayment rates, default probabilities and loss severities and are classified as Level 3.

Mortgage and other mortgage-backed securities—The fair value of other mortgage-backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or DCM valuation techniques and are classified as Level 3 as the valuation includes unobservable valuation inputs such as yields, prepayment rates, default probabilities, loss severities and capitalization rates.

Collateralized debt obligations (“CDO”) and other—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment rates, loss severities and default probabilities. Where all significant inputs are observable, the securities will be classified as Level 2. Since some of these inputs are unobservable, certain CDOs are classified as Level 3 where the unobservable inputs are significant.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives—Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple DCF techniques, Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. During the year ended March 31, 2012, Nomura began using the Overnight Indexed Swap (“OIS”) curve rather than the London Interbank Offered Rate (“LIBOR”) curve to estimate the fair value of certain collateralized interest rate, credit and foreign exchange derivative contracts. Nomura believes using an OIS rather than LIBOR curve is more representative of how market participants in the principal market for these derivatives would determine fair value. The impact of this change on the fair value measurements applied to these derivatives was not significant.

Loans—Loans carried at fair value either as trading assets or through election of the fair value option are valued primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Collateralized agreements and Collateralized financing—Resale and repurchase agreements carried at fair value through election of the fair value option are valued using DCF valuation techniques. Key inputs include expected future cash flows, interest rates and collateral funding spreads such as general collateral or special rates. Resale and repurchase agreements are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Non-trading debt securities—These are debt securities held by certain non-trading subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as government, agency and municipal bonds and bank and corporate debt securities described above.

Short-term and long-term borrowings (“Structured notes”)—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura’s own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Long-term borrowings (“Secured financing transactions”)—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura’s own creditworthiness.

Valuation processes

In order to ensure the appropriateness of any fair value measurement of a financial instrument used within these consolidated financial statements including those classified as Level 3 within the fair value hierarchy, Nomura operates a governance framework which mandates determination or validation of a fair value measurement by control and support functions independent of the trading businesses assuming the risk of the financial instrument. Such functions within Nomura with direct responsibility for either defining, implementing or maintaining valuation policies and procedures are as follows:

•

The Product Control Valuations Group (“PCVG”) within Nomura’s Finance Department has primary responsibility for determining and implementing valuation policies and procedures in connection with determination of fair value measurements. In particular, this group will ensure that valuation policies are documented for each type of financial instrument in accordance with U.S. GAAP. While it is the responsibility of market makers and investment professionals in our trading businesses to price our financial instruments, the PCVG are responsible for independently verifying or validating these prices. In the event of a difference in opinion or where the estimate of fair value requires judgment, the valuation used within these consolidated financial statements is made by senior managers independent of the trading businesses. The group reports to the Global Head of Product Control and ultimately to the Chief Financial Officer (“CFO”);

•

The Accounting Policy Group within Nomura’s Finance Department defines the group’s accounting policies and procedures in accordance with U.S. GAAP, including those associated with determination of fair value under ASC 820 and other relevant U.S. GAAP pronouncements. This group reports to the Global Head of Accounting Policy and ultimately to the CFO; and

•

The Global Model Validation Group (“MVG”) within Nomura’s Risk Management Department validates the appropriateness and consistency of pricing models used to determine fair value measurements independently of those who design and build the models. The group reports to the Global Head of Market and Quantitative Risk.

The fundamental components of this governance framework over valuation processes within Nomura particularly around Level 3 financial instruments are the procedures in place around independent price verification, pricing model validation and revenue substantiation.

Independent price verification processes

The key objective of the independent price verification processes within Nomura is to verify the appropriateness of fair value measurements applied to all financial instruments within Nomura. In applying these control processes, observable inputs are used whenever possible and when unobservable inputs are necessary, the processes seek to ensure the valuation technique and inputs are appropriate, reasonable and consistently applied.

The independent price verification processes aim to verify the fair value of all positions to external levels on a regular basis. The process will involve obtaining data such as trades, marks and prices from internal and external sources and examining the impact of marking the internal positions at the external prices. Margin disputes within the collateral process will also be investigated to determine if there is any impact on valuations.

Where third-party pricing information sourced from brokers, dealers and consensus pricing services is used as part of the price verification process, consideration is given as to whether that information reflects actual recent market transactions or prices at which transactions involving identical or similar financial instruments are currently executable. If such transactions or prices are not available, the financial instrument will generally be classified as Level 3.

Where there is a lack of observable market information around the inputs used in a fair value measurement then the PCVG and the MVG will assess the inputs used for reasonableness considering available information including comparable products, surfaces, curves and past trades. Additional valuation adjustments may be taken for the uncertainty in the inputs used, such as correlation and where appropriate trading desks may be asked to execute trades to evidence market levels.

Model review and validation

For more complex financial instruments pricing models are used to determine fair value measurements. The MVG performs an independent model approval process which incorporates a review of the model assumptions across a diverse set of parameters. Considerations include:

•	Scope of the model (different financial instruments may require different but consistent pricing approaches);

•	Mathematical and financial assumptions;

•	Full or partial independent benchmarking along with boundary and stability tests, numerical convergence, calibration quality and stability

•	Model integration within Nomura’s trading and risk systems;

•	Calculation of risk numbers and risk reporting; and

•	Hedging strategies/practical use of the model.

New models are reviewed and approved by the MVG. The frequency of subsequent reviews is generally based on the model risk rating and the materiality of usage of the model with more frequent review where warranted by market conditions.

Revenue substantiation

Nomura’s Product Control function also ensures adherence to Nomura’s valuation policies through daily and periodic analytical review of net revenues. This process involves substantiating revenue amounts through explanations and attribution of revenue sources based on the underlying factors such as interest rates, credit spreads, volatility, foreign exchange rates etc. In combination with the independent price verification processes, this daily, weekly, monthly and quarterly review substantiates the revenues made while helping to identify and resolve potential booking, pricing or risk quantification issues.

Level 3 financial instruments

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

Use of reasonably possible alternative input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.

During the year ended March 31, 2012, a lack of liquidity continues to persist in certain classes of financial instrument which have impacted the observability of certain inputs which are significant to Nomura’s financial instrument valuations. These inputs include those listed below.

Quantitative information regarding significant unobservable inputs and assumptions

The following table presents information about the significant unobservable inputs and assumptions used by Nomura for certain Level 3 financial instruments as of March 31, 2012.

	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments

Equities	125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:

Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets

Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%

			Growth rates	0.0%

		Market Multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:

Long-term borrowings	(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

(1)	Valuation technique(s) and unobservable inputs represent those of non-trading equity securities which are reported in Other assets.

Sensitivity of fair value to changes in unobservable inputs

For each class of financial instrument described in the above table, changes in the each of the significant unobservable inputs and assumptions used by Nomura will impact upon the determination of a fair value measurement for the financial instrument. The sensitivity of these Level 3 fair value measurements to changes in unobservable inputs and interrelationships between those inputs are described below:

•

Equities, Private equity and non-trading equity securities included in Other assets—When using DCF valuation techniques to determine fair value, a significant increase (decrease) in credit spreads or liquidity discount in isolation would result in a significantly lower (higher) fair value measurement. Conversely, a significant increase (decrease) in operating margin or growth rate would result in a corresponding significantly higher (lower) fair value measurement. There is little interrelationship between these measures. When using market multiples to determine fair value, a significant increase (decrease) in the relevant multiples such as PE ratios, EV/EBITDA ratios, Price/Book ratios, Price/Embedded Value ratios in isolation would result in a higher (lower) fair value measurement. Conversely, a significant increase (decrease) in the liquidity discount applied to the holding in isolation would result in a significantly lower (higher) fair value measurement. Generally changes in assumptions around multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Japanese agency and municipal securities, Foreign government, agency and municipal securities, Bank and corporate debt securities and loans for trading purposes, Loans and receivables and Non-trading debt securities—Significant increases (decreases) in the credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement.

•

Commercial mortgage-backed securities (“CMBS”), Residential mortgage-backed securities (“RMBS”), Mortgage and other mortgage-backed securities and Collateralized debt obligations (“CDO”) and other—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change loss severities and a directionally opposite change prepayment rates. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Investment trust funds and other—Significant increases (decreases) in credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement, while significant increases (decreases) in correlation would result in a significantly higher (lower ) fair value measurement.

•

Derivatives—Where Nomura is long the underlying risk of a derivative, significant increases (decreases) in the underlying of the derivative, such as interest rates, credit spreads or forward FX rates in isolation or of significant decreases (increases) in dividend yields would result in a significantly higher (lower) fair value measurement. Where Nomura is short the underlying risk of a derivative, the impact of these changes would have a converse effect on the fair value measurements reported by Nomura. Where Nomura is long optionality, recovery rates or correlation, significant increases (decreases) in volatilities, recovery rates or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality, recovery rates or correlation, the impact of these changes would have a converse effect on the fair value measurements.

•

Long-term borrowings—Significant increases (decreases) in yields, prepayment rates, default probabilities, and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change in the assumption used for loss severities and a directionally opposite change in prepayment rates. Where Nomura is long optionality or correlation, significant increases (decreases) in volatilities or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality or correlation, the impact of these changes would have a converse effect on the fair value measurements.

Movements in Level 3 financial instruments

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified as Level 3 for the years ended March 31, 2011 and 2012. Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

For the year ended March 31, 2012, gains and losses related to Level 3 assets did not have a material impact on Nomura’s liquidity and capital resources management.

The following tables in this note that relate to the year ended March 31, 2011 are prepared in accordance with the disclosure requirements in effect prior to certain amendments to ASC 820 that Nomura adopted during the year ended March 31, 2012.

	Billions of yen
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue					Purchases (issues) / sales (redemptions), and settlements(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2011
		Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥164	¥(1)	¥—	¥—	¥(1)	¥(2)	¥(33)	¥(8)	¥121
Private equity	325	—	—	19	0	19	(55)	—	289
Japanese agency and municipal securities	0	0	—	—	—	0	3	(3)	—
Foreign government, agency and municipal securities	22	6	—	—	—	6	5	(10)	23
Bank and corporate debt securities and loans for trading purposes	131	8	—	—	0	8	(37)	(51)	51
Commercial mortgage-backed securities (“CMBS”)	27	6	—	—	—	6	5	(10)	28
Residential mortgage-backed securities (“RMBS”)	4	1	—	—	—	1	(2)	0	3
Mortgage and other mortgage-backed securities	117	0	—	—	—	0	9	2	128
Collateralized debt obligations (“CDO”) and other	43	1	—	—	—	1	(10)	0	34
Investment trust funds and other	10	0	—	—	—	0	(0)	—	10

Total cash instruments	843	21	—	19	(1)	39	(115)	(80)	687

Derivatives, net(5)
Equity contracts	32	30	—	—	—	30	(39)	5	28
Interest rate contracts	9	80	—	—	—	80	(71)	(7)	11
Credit contracts	(58)	(51)	—	—	—	(51)	50	4	(55)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(1)	7	2
Commodity contracts	(0)	(6)	—	—	—	(6)	3	1	(2)

Total derivatives, net	(19)	51	—	—	—	51	(58)	10	(16)

Subtotal	¥824	¥72	¥—	¥19	¥(1)	¥90	¥(173)	¥(70)	¥671

Loans and receivables	10	0	—	—	—	0	7	(6)	11
Other assets	38	(0)	1	—	—	1	(1)	(13)	25

Total	¥872	¥72	¥1	¥19	¥(1)	¥91	¥(167)	¥(89)	¥707

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥—
Foreign government, agency and municipal securities	—	0	—	—	—	0	0	(0)	—
Bank and corporate debt securities	0	0	—	—	—	0	(0)	(0)	—

Subtotal	¥0	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(0)	¥—

Short-term borrowings	9	1	—	—	—	1	(6)	(1)	1
Payables and deposits	(0)	0	—	—	—	0	1	(0)	1
Long-term borrowings	(127)	49	—	—	—	49	295	25	144

Total	¥(118)	¥50	¥—	¥—	¥—	¥50	¥290	¥24	¥146

		Billions of yen
		Year ended March 31, 2012
	Balance as of April 1, 2011	Total gains (losses) recognized in revenue(6)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(7)	Sales / redemptions(7)	Settlements	Foreign exchange movements	Transfers into Level 3(4)	Transfers out of Level 3(4)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥57	¥(27)	¥—	¥(1)	¥8	¥(22)	¥125
Private equity	289	23	—	4	(112)	—	(2)	—	—	202
Japanese agency and municipal securities	—	0	—	27	(18)	—	—	1	(0)	10
Foreign government, agency and municipal securities	23	11	—	415	(403)	—	—	4	(13)	37
Bank and corporate debt securities and loans for trading purposes	51	(0)	—	159	(154)	—	(0)	44	(38)	62
Commercial mortgage-backed securities (“CMBS”)	28	0	—	8	(33)	—	0	6	(1)	8
Residential mortgage-backed securities (“RMBS”)	3	0	—	3	(13)	—	0	13	(1)	5
Mortgage and other mortgage-backed securities	128	1	—	7	(45)	—	(0)	—	—	91
Collateralized debt obligations (“CDO”) and other	34	(1)	—	21	(24)	—	0	8	(18)	20
Investment trust funds and other	10	(1)	—	2	(2)	—	(0)	0	—	9

Total cash instruments	687	22	—	703	(831)	—	(3)	84	(93)	569

Derivatives, net(5)
Equity contracts	28	(13)	—	—	—	6	(2)	(4)	(1)	14
Interest rate contracts	11	(3)	—	—	—	(24)	(4)	12	(31)	(39)
Credit contracts	(55)	(30)	—	—	—	52	3	25	(6)	(11)
Foreign exchange contracts	2	22	—	—	—	(6)	0	0	(0)	18
Commodity contracts	(2)	0	—	—	—	(0)	(0)	2	0	(0)

Total derivatives, net	(16)	(24)	—	—	—	28	(3)	35	(38)	(18)

Subtotal	¥671	¥(2)	¥—	¥703	¥(831)	¥28	¥(6)	¥119	¥(131)	¥551

Loans and receivables	11	(4)	—	10	(5)	—	(0)	—	(1)	11
Other assets
Non-trading debt securities	0	0	(0)	8	(2)	—	(0)	—	—	6
Other	25	(1)	(1)	66	(17)	—	0	0	(0)	72

Total	¥707	¥(7)	¥(1)	¥787	¥(855)	¥28	¥(6)	¥119	¥(132)	¥640

Liabilities:
Trading liabilities
Equities	—	—	—	(0)	0	—	—	0	—	0
Bank and corporate debt securities	—	(0)	—	2	(1)	—	—	—	—	1

Subtotal	¥—	¥(0)	¥—	¥2	¥(1)	¥—	¥—	¥0	¥—	¥1

Short-term borrowings	1	0	—	16	(15)	—	0	0	(2)	0
Payables and deposits	1	(0)	—	(0)	(1)	—	—	—	—	(0)
Long-term borrowings	144	(50)	—	77	(183)	—	(10)	2	(93)	(13)

Total	¥146	¥(50)	¥—	¥95	¥(200)	¥—	¥(10)	¥2	¥(95)	¥(12)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.

(2)	Includes the effect of foreign exchange movements.

(3)

Includes the effect from the application of ASC 810 which has been amended in accordance with ASU No. 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”) and ASU No. 2009-16 “Accounting for Transfers of Financial Assets”.

(4)

If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.

(5)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(6)

Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(7)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

Unrealized gains and losses recognized for Level 3 financial instruments

The following tables present the amounts of unrealized gains (losses) for the years ended March 31, 2011 and 2012, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date:

	Billions of yen
	Year ended March 31, 2011
	Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(7)	¥—	¥—	¥(1)	¥(8)
Private equity	—	—	8	—	8
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	(1)	—	—	—	(1)
Commercial mortgage-backed securities (“CMBS”)	9	—	—	—	9
Residential mortgage-backed securities (“RMBS”)	0	—	—	—	0
Mortgage and other mortgage-backed securities	(5)	—	—	—	(5)
Collateralized debt obligations (“CDO”) and other	(0)	—	—	—	(0)
Investment trust funds and other	0	—	—	—	0

Total cash instruments	(3)	—	8	(1)	4

Derivatives, net(2)
Equity contracts	23	—	—	—	23
Interest rate contracts	91	—	—	—	91
Credit contracts	(28)	—	—	—	(28)
Foreign exchange contracts	(1)	—	—	—	(1)
Commodity contracts	(4)	—	—	—	(4)

Total derivatives, net	81	—	—	—	81

Subtotal	¥78	¥—	¥8	¥(1)	¥85

Loans and receivables	0	—	—	—	0
Other assets	(0)	2	—	—	2

Total	¥78	¥2	¥8	¥(1)	¥87

Liabilities:
Short-term borrowings	0	—	—	—	0
Payables and deposits	0	—	—	—	0
Long-term borrowings	12	—	—	—	12

Total	¥12	¥—	¥—	¥—	¥12

Billions of yen
Year ended March 31, 2012
Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(2)
Private equity	(12)
Japanese agency and municipal securities	(0)
Foreign government, agency and municipal securities	2
Bank and corporate debt securities and loans for trading purposes	(3)
Commercial mortgage-backed securities (“CMBS”)	3
Residential mortgage-backed securities (“RMBS”)	(0)
Mortgage and other mortgage-backed securities	1
Collateralized debt obligations (“CDO”) and other	(1)
Investment trust funds and other	(0)

Total cash instruments	(12)

Derivatives, net(2)
Equity contracts	(6)
Interest rate contracts	(9)
Credit contracts	(45)
Foreign exchange contracts	16
Commodity contracts	0

Total derivatives, net	(44)

Subtotal	¥(56)

Loans and receivables	(3)
Other assets
Non-trading debt securities	0
Other	(2)

Total	¥(61)

Liabilities:
Short-term borrowings	0
Payables and deposits	(0)
Long-term borrowings	(63)

Total	¥(63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.

(2)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.

(3)

Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

Transfers between levels of the fair value hierarchy

Nomura assumes that all transfers of financial instruments from one level to another level within the fair value hierarchy occur at the beginning of the relevant quarter in which the transfer takes place. Amounts reported below therefore represent the fair value of the financial instruments at the beginning of the relevant quarter when the transfer was made.

Transfers between Level 1 and Level 2

For the year ended March 31, 2011 and for the nine months ended December 31, 2011, there were no significant transfers between Level 1 and Level 2.

For the three months ended March 31, 2012, a total of ¥115 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥113 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥180 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥171 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the three months ended March 31, 2012, a total of ¥12 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥7 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥7 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥7 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

Transfers out of Level 3

For the year ended March 31, 2011, approximately ¥43 billion of Trading assets and private equity investments—Bank and corporate debt securities and loans for trading purposes was transferred out of Level 3 as certain market parameters became observable. For nine months ended December 31, 2011, there were no significant transfers out of Level 3.

For the three months ended March 31, 2012, a total of ¥25 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥16 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because credit spreads became observable. During the same period, a total of ¥ 48 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥48 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatility and correlation became observable.

A total of ¥21 billion of net derivative contracts were also transferred out of Level 3. This comprised primarily ¥19 billion of interest rate contracts which were transferred because certain volatility and correlation inputs became observable.

Transfers into Level 3

For the year ended March 31, 2011 and for the nine months ended December 31, 2011, there were no significant transfers into Level 3.

For the three months ended March 31, 2012, a total of ¥15 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥9 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because credit spreads became unobservable. The amount of gains and losses on these transfer reported in Bank and corporate debt securities and loans for trading purposes which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

During the same period, a total of ¥1 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. The amount of gains and losses on these transfer reported in financial liabilities which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

A total of ¥34 billion of net derivative contracts were also transferred into Level 3. This comprised primarily ¥14 billion of interest rate contracts which were transferred because certain volatility and correlation inputs became unobservable and ¥21 billion of credit contracts which were transferred because certain credit spreads, recovery rates, volatility and correlation inputs became unobservable. Losses on these interest rate and credit contracts which were recognized in the quarter when the transfer into Level 3 occurred were ¥5 billion and ¥2 billion, respectively.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following table presents information on these investments where NAV per share is calculated or disclosed as of March 31, 2011 and March 31, 2012. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2011
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

(1)	Fair value generally determined using NAV per share as a practical expedient.

(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.

(3)	The range in frequency with which Nomura can redeem investments.

(4)	The range in notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result, most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of these investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of these investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of these investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 and ASC 825. When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized in the consolidated statements of income. Election of the fair value option is generally irrevocable unless an event that gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Equity method investments reported within Trading assets and private equity investments held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•

Loans reported within Loans and receivables which are risk managed on a fair value basis and loan commitments related to loans receivable for which the fair value option will be elected upon funding. Nomura elects the fair value option to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Resale and repurchase agreements reported within Collateralized agreements and Collateralized financing which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that otherwise would arise between the resale and repurchase agreements and the derivatives used to risk manage those instruments.

•

All structured notes issued on or after April 1, 2008 reported within Short-term borrowings and Long-term borrowings. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities (“VIEs”) for the same purpose and for certain structured notes issued prior to April 1, 2008.

•

Financial liabilities reported within Long-term borrowings recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility in the consolidated statements of income that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through the consolidated statements of income.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends, Interest expense or Net gain on trading.

The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the years ended March 31, 2010, 2011 and 2012.

	Billions of yen
	Year ended March 31
	2010	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(1)	¥(4)	¥0
Private equity	(0)	0	(12)
Loans and receivables	8	8	(6)
Collateralized agreements(3)	—	6	10
Other assets(2)	—	—	(0)

Total	¥7	¥10	¥(8)

Liabilities:
Short-term borrowings(4)	¥(3)	¥(7)	¥(14)
Collateralized financing(3)	—	(0)	(1)
Long-term borrowings(4)(5)	(147)	(37)	(11)
Other liabilities(6)	—	—	0

Total	¥(150)	¥(44)	¥(26)

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain on private equity investments in the consolidated statements of income.

(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(3)	Includes resale and repurchase agreements.

(4)	Includes structured notes and other financial liabilities.

(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

(6)	Includes loan commitments.

In the common stock of Ashikaga Holdings Co., Ltd. (“Ashikaga Holdings”), Nomura elected to apply the fair value option for its 45.5% investment as of March 31, 2011 and 47.0% investment as of March 31, 2012. This investment is reported within Trading assets and private equity investments—Private equity investments and Other assets—Other in the consolidated balance sheets.

Ashikaga Holdings recognized total revenue of ¥118 billion, total expense of ¥93 billion and net income of ¥25 billion for the year ended March 31, 2010, determined in accordance with accounting principles generally accepted in Japan. Ashikaga Holdings recognized total revenue of ¥106 billion, total expense of ¥90 billion and net income of ¥16 billion for the year ended March 31, 2011. As of March 31, 2011, its total assets and total liabilities were ¥5,219 billion and ¥4,979 billion, respectively, determined in accordance with accounting principles generally accepted in Japan. Ashikaga Holdings recognized total revenue of ¥101 billion, total expense of ¥84 billion and net income of ¥17 billion for the year ended March 31, 2012. As of March 31, 2012, its total assets and total liabilities were ¥5,354 billion and ¥5,097 billion, respectively, determined in accordance with accounting principles generally accepted in Japan.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by DCF valuation techniques at a rate which incorporates observable changes in its credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness were ¥64 billion for the year ended March 31, 2010, mainly due to the tightening of Nomura’s credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥9 billion for the year ended March 31, 2011, mainly because of the widening of Nomura’s credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥17 billion for the year ended March 31, 2012, mainly because of the widening of Nomura’s credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2011, there were no significant differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected and the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥50 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of March 31, 2012, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥13 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported within Trading assets in the consolidated balance sheets. Government, state, municipal, and government agency securities, including Securities pledged as collateral, represented 19% of total assets as of March 31, 2011 and 18% as of March 31, 2012. The following tables present geographic allocations of Nomura’s trading assets related to government, state, municipal, and government agency securities. See Note 3 “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,304	¥1,319	¥2,527	¥448	¥6,598

(1)

Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥640 billion as of March 31, 2012. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Estimated fair value of financial instruments not carried at fair value

Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.

The carrying value of the majority of the financial instruments detailed below will approximate fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell and Securities borrowed and financial liabilities reported within Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings in the consolidated balance sheets. These would be generally classified as either Level 1 or Level 2 within the fair value hierarchy.

The estimated fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within Loans receivable while financial liabilities primarily include long-term borrowings which are reported within Long-term borrowings. The estimated fair value of loans receivable which are not elected for the fair value option is estimated in the same way as other loans carried at fair value on a recurring basis. Where quoted market prices are available, such market prices are utilized to estimate fair value. The fair value of long-term borrowings which are not elected for the fair value option is estimated in the same way as other borrowings carried at fair value on a recurring basis using quoted market prices where available or by DCF valuation techniques. All of these financial assets and financial liabilities would be generally classified as Level 2 or Level 3 within the fair value hierarchy using the same methodology as is applied to these instruments when they are elected for the fair value option.

The following table presents carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value.

	Billions of yen
	March 31, 2011(1)		March 31, 2012(1)
					Fair value by level
	Carrying value	Fair value	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	1,620	1,620	1,071	1,071	1,071	—	—
Time deposits	339	339	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	191	191	230	230	—	230	—
Loans receivable(2)	1,268	1,265	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell(3)	9,559	9,559	7,663	7,663	—	7,663	—
Securities borrowed	5,598	5,598	6,080	6,080	—	6,080	—

Total Assets	18,575	18,572	16,987	16,983	1,071	15,657	255

Liabilities:
Short-term borrowings	1,167	1,167	1,186	1,186	—	1,186	0
Deposits received at banks	813	813	905	905	—	905	—
Securities sold under agreements to repurchase(3)	10,814	10,814	9,928	9,928	—	9,928	—
Securities loaned	1,710	1,710	1,700	1,700	—	1,700	—
Long-term borrowings	8,403	8,179	8,505	8,242	154	8,084	4

Total Liabilities	22,907	22,683	22,224	21,961	154	21,803	4

(1)	Includes financial instruments which are carried at fair value on a recurring basis.

(2)	Carrying values are shown after deducting allowance for loan losses.

(3)	Includes amounts carried at fair value through election of the fair value option and represents amounts after counterparty netting in accordance with ASC 210-20.

Assets and liabilities measured at fair value on a nonrecurring basis

In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and nonfinancial assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.

There were no significant nonrecurring fair value measurements recognized for the year ended March 31, 2011. For the year ended March 31, 2012, certain land and buildings were measured at fair value on a nonrecurring basis. The carrying amount of these assets, which are reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets, were written down to their fair value of ¥17 billion as a result of impairment. Fair value was determined based on internal appraisal value and consequently, this nonrecurring fair value measurement has been determined using valuation inputs which would be classified as Level 3 in the fair value hierarchy.

Derivative Instruments And Hedging Activities	12 Months Ended
Mar. 31, 2012
Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

3. Derivative instruments and hedging activities:

Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading purposes.

Derivatives used for trading purposes

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet client needs, for trading purposes, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura’s trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients’ specific financial needs and investors’ demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital markets products at competitive prices.

Futures and forward contracts are commitments to either purchase or sell securities, foreign currency or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit losses in the event of counterparty default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments. Credit risk associated with these financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, for OTC derivatives, Nomura generally enters into International Swaps and Derivatives Association, Inc. master agreements or their equivalents (“Master Netting Agreements”) with each of its counterparties. Master Netting Agreements provide a right of offset in the event of bankruptcy and mitigate the credit risk exposure from these transactions. In some cases, they enable unrealized gains and losses arising from Nomura’s dealings in OTC derivatives to be presented on a net-by-counterparty basis and on a net-by-cash collateral basis in accordance with ASC 210-20.

Nomura offset ¥605 billion of cash collateral receivables against net derivative liabilities and ¥456 billion of cash collateral payables against net derivative assets as of March 31, 2011. Nomura offset ¥1,051 billion of cash collateral receivables against net derivative liabilities and ¥867 billion of cash collateral payables against net derivative assets as of March 31, 2012.

Derivatives used for non-trading purposes

Nomura’s principal objectives in using derivatives for non-trading purposes are to manage interest rate risk, to modify the interest rate characteristics of certain financial liabilities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees.

Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of income within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations relate to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through Nomura Holdings, Inc. (“NHI”) shareholders’ equity within Accumulated other comprehensive income (loss). Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measure of hedge effectiveness and are reported in the consolidated statements of income within Revenue—Other.

Concentrations of credit risk for derivatives

The following table presents Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2011
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680
	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

Derivative activities

The following table quantifies the volume of Nomura’s derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2011
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.

(2)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Changes in fair value are recognized either through earnings or other comprehensive income depending on the purpose for which the derivatives are used.

Derivatives used for trading purposes

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statements of income within Revenue—Net gain on trading.

The following table presents amounts included in the consolidated statements of income related to derivatives used for trading purposes by type of underlying derivative contract.

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥326	¥206	¥(137)
Interest rate contracts	248	132	42
Credit contracts	(284)	88	(73)
Foreign exchange contracts	124	(171)	(67)
Commodity contracts	(1)	(10)	(4)

Total	¥413	¥245	¥(239)

(1)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies hedge accounting to these instruments. Derivative financial instruments designated as fair value hedges are carried at fair value. Changes in fair value of the hedging derivatives are recognized together with those of the hedged liabilities in the consolidated statements of income within Interest expense.

The following table presents amounts included in the consolidated statements of income related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥14	¥22	¥76

Total	¥14	¥22	¥76

Hedged items:
Long-term borrowings	¥(14)	¥(22)	¥(76)

Total	¥(14)	¥(22)	¥(76)

Net investment hedges

Effective from April 2010, Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized through the consolidated statements of comprehensive income within Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.

The following table presents gains (losses) from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen
	Year ended March 31
	2010	2011	2012
Hedging instruments:
Foreign exchange contracts	¥—	¥0	¥(1)
Long-term borrowings	—	17	4

Total	¥—	¥17	¥3

(1)

The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2011 and 2012.

Derivatives containing credit risk related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company’s long-term credit rating.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2011, was ¥1,779 billion with related collateral pledged of ¥958 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of March 31, 2011, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥18 billion. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2012, was ¥1,867 billion with related collateral pledged of ¥1,143 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of March 31, 2012, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥26 billion.

Credit derivatives

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of credit protection to potential loss from credit risk related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller of protection for credit risk mitigation, proprietary trading positions and for client transactions.

The most significant type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the reference asset.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled “Purchased Credit Protection”. These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura’s exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura’s assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura’s realistic exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura’s liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2011 and March 31, 2012.

	Billions of yen
	March 31, 2011
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit risk related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit risk related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor’s (“S&P”), or if not rated by S&P, based on Moody’s Investors Service. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2011
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit risk related portfolio products	22	—	—	0	—	3,530	3,552
Credit risk related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Private Equity Business	12 Months Ended
Mar. 31, 2012
Private Equity Business [Abstract]
Private Equity Business

4. Private equity business:

Nomura makes private equity investments primarily in Japan and Europe.

Private equity investments made by certain entities which Nomura consolidates under either a voting interest or variable interest model which are investment companies pursuant to the provisions of ASC 946 (“investment company subsidiaries”) are accounted for at fair value, with changes in fair value recognized through the consolidated statements of income. Investment company accounting applied by each of these investment company subsidiaries is retained in these consolidated financial statements.

These entities make private equity investments solely for capital appreciation, current income or both rather than to generate strategic operating benefits to Nomura. In accordance with Nomura investment policies, non-investment companies within the group may not make investments in entities engaged in non-core businesses if such investments would result in consolidation or application of the equity method of accounting. Such investments may generally only be made by investment company subsidiaries. Non-core businesses are defined as those engaged in activities other than Nomura’s business segments.

Nomura also has a subsidiary which is not an investment company but which makes investments in entities engaged in Nomura’s core businesses. These investments are made for capital appreciation or current income purposes or both and are also carried at fair value, either because of election of the fair value option or other U.S. GAAP requirements.

Private equity business in Japan

Nomura has an established private equity business in Japan, which is operated primarily through a wholly-owned subsidiary, NPF.

Since its inception in 2000, NPF has made investments in 21 entities and exited from the majority of these investments for the year ended March 31, 2012. The fair value of its investment portfolio is ¥77,793 million and ¥789 million as of March 31, 2011 and 2012, respectively.

NPF is an investment company subsidiary pursuant to the provisions of ASC 946 and therefore carries all of its investments at fair value, with changes in fair value recognized through the consolidated statements of income.

Nomura also makes private equity investments through another wholly-owned subsidiary, Nomura Financial Partners Co., Ltd. (“NFP”). NFP is not an investment company subsidiary as it invests in entities engaged in Nomura’s core business. Nomura elected the fair value option to account for its 47.0% investment in the common stock of Ashikaga Holdings.

Private equity business in Europe

In Europe, Nomura’s private equity investments primarily comprise legacy investments made by its former Principal Finance Group (“PFG”) now managed by Terra Firma (collectively referred to as the “Terra Firma Investments”), investments in other funds managed by Terra Firma (“Other Terra Firma Funds”) and through other investment company subsidiaries (“Other Investments”).

Terra Firma Investments

Following a review to determine the optimum structure for Nomura’s European private equity business, on March 27, 2002, Nomura restructured PFG and, as a result, contributed its investments in certain of its remaining investee companies to Terra Firma Capital Partners I (“TFCP I”), a limited partnership which is engaged in the private equity business, in exchange for a limited partnership interest. Terra Firma Investments (GP) Limited, the general partner of TFCP I, which is independent of Nomura, assumed the management and control of these investments, together with one other PFG investment, Annington Holdings plc, which due to contractual restrictions was not transferred to the partnership.

With effect from March 27, 2002, Nomura ceased consolidating the Terra Firma Investments and accounted for those investments at fair value in accordance with ASC 946.

The Terra Firma Investments are held by entities which are investment company subsidiaries and therefore Nomura continues to account for these investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The fair value of the Terra Firma Investments was ¥100,395 million and ¥102,649 million as of March 31, 2011 and 2012, respectively.

Other Terra Firma Funds

In addition to the Terra Firma Investments, Nomura is a 10% investor in a ¥213 billion private equity fund (“TFCP II”) and a 2% investor in a ¥568 billion private equity fund (“TFCP III”), also raised and managed by Terra Firma Capital Partners Limited.

Nomura’s total commitment for TFCP II was originally ¥21,295 million and reduced to ¥4,064 million as a result of adjustments for recyclable distributions. As of March 31, 2012, ¥3,914 million had been drawn down for investments.

For TFCP III, Nomura’s total commitment is ¥10,750 million and ¥8,347 million had been drawn down for investments as of March 31, 2012.

The investments in TFCP II and TFCP III are carried at fair value, with changes in fair value recognized through the consolidated statements of income.

Other Investments

Nomura also makes private equity investments in Europe through wholly-owned subsidiaries and other consolidated entities which have third party pooling of funds. Certain of these entities are investment company subsidiaries and therefore all of their investments are carried at fair value, with changes in fair value recognized through the consolidated statements of income.

Investment Company Accounting	12 Months Ended
Mar. 31, 2012
Schedule Of Investment Company Accounting [Abstract]
Investment Company Accounting

5. Investment company accounting

Certain entities, including NPF, are investment companies and therefore carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The following table summarizes the aggregate fair value and the cost of investments held by all investment company subsidiaries within Nomura and for which investment company accounting has been retained in these consolidated financial statements.

	Millions of yen
	March 31
	2011	2012
Closing cost(1)	¥148,358	¥31,691
Gross unrealized appreciation	104,807	110,600
Gross unrealized depreciation	(44,411)	(9,971)

Closing fair value	¥208,754	¥132,320

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

The following table summarizes performance of the investments held by investment company subsidiaries during the period:

	Millions of yen
	March 31
	2010	2011	2012
Opening fair value	¥253,693	¥267,168	¥208,754
Purchase / (sales) of investees during the period(1)	(5,004)	(70,292)	(109,724)
Realized gains / (losses) during the period(2)	(2,212)	10,070	35,931
Change in unrealized gains / (losses) during the period(3)	20,691	1,808	(2,641)

Closing fair value	¥267,168	¥208,754	¥132,320

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.

(2)	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.

(3)	Includes the effect of foreign exchange movements.

Collateralized Transactions	12 Months Ended
Mar. 31, 2012
Collateralized Transactions [Abstract]
Collateralized Transactions

6. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements. Under these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows:

	Billions of yen
	March 31
	2011	2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,895

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the tables below:

	Millions of yen
	March 31
	2011	2012
Trading assets:
Equities and convertible securities	¥29,935	¥47,966
Government and government agency securities	977,291	1,333,482
Bank and corporate debt securities	93,250	139,863
Commercial mortgage-backed securities (“CMBS”)	54,725	40,183
Residential mortgage-backed securities (“RMBS”)	1,572,177	1,527,946
Collateralized debt obligations (“CDO”) and other(1)	64,247	82,298
Investment trust funds and other	9,652	—

	¥2,801,277	¥3,171,738

Non-trading debt securities	¥86,234	¥54,969
Investments in and advances to affiliated companies	¥36,639	¥33,921

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen
	March 31
	2011	2012
Loans and receivables	¥27,635	¥55,236
Trading assets	2,010,605	1,515,079
Office buildings, land, equipment and facilities	20,815	116,530
Non-trading debt securities	278,261	337,681
Other	—	260,683

	¥2,337,316	¥2,285,209

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs and trading balances of secured borrowings, and derivative transactions. See Note 13 “Borrowings” for further information regarding trading balances of secured borrowings.

Non-trading Securities	12 Months Ended
Mar. 31, 2012
Available-for-sale Securities [Abstract]
Non-trading Securities

7. Non-trading securities:

The following table presents information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2012.

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government, state, municipal and government agency securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

Non-trading securities of ¥317,806 million were disposed of during the year ended March 31, 2012 resulting in ¥6,331 million of realized gains and ¥1,282 million of realized losses being recognized in Revenue—Other in the consolidated statements of income. Total proceeds received from these disposals were ¥322,855 million. Related gains and losses were computed using the average method.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of March 31, 2012. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥187,773	¥16,241	¥37,200	¥90,423	¥43,909

The following table presents the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012.

	Millions of yen
	March 31, 2012
	Less than 12 months
	Fair value	Gross unrealized losses
Government, state, municipal and government agency securities	¥14,954	¥164
Other debt securities	5,920	182
Equities	21,049	2,069

Total	¥41,923	¥2,415

As of March 31, 2012, the total number of non-trading securities that are in an unrealized loss position is approximately 70.

Nomura recognized credit-related other-than-temporary impairment losses of ¥1,078 million within Revenue—Other in the consolidated statements of income against certain non-trading securities during the year ended March 31, 2012. Other gross unrealized losses were not considered other-than-temporary as Nomura does not intend to sell or expect to be required to sell these securities prior to recovering the amortized cost basis of the securities.

Securitizations And Variable Interest Entities	12 Months Ended
Mar. 31, 2012
Securitizations And Variable Interest Entities [Abstract]
Securitizations And Variable Interest Entities

8. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes SPEs to securitize commercial and residential mortgage loans, government agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue-Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the years ended March 31, 2011 and 2012, Nomura received cash proceeds from SPEs in new securitizations of ¥481 billion and ¥349 billion, respectively, and recognized associated profit on sale of ¥0.2 million and ¥0.0 million, respectively. For the years ended March 31, 2011 and 2012, Nomura received debt securities issued by these SPEs with an initial fair value of ¥2,271 billion and ¥1,336 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥1,472 billion and ¥723 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥3,141 billion and ¥3,782 billion as of March 31, 2011 and 2012, respectively. Nomura’s retained interests were ¥199 billion and ¥165 billion as of March 31, 2011 and 2012, respectively. For the years ended March 31, 2011 and 2012, Nomura received cash flows of ¥26 billion and ¥14 billion, respectively, from the SPEs on the retained interests held in SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥28 billion and ¥27 billion as of March 31, 2011 and 2012, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2011	2012
Fair value of retained interests(1)	¥192	¥157
Weighted-average life (Years)	6.3	7.0
Constant prepayment rate	7.1%	8.1%
Impact of 10% adverse change	(0.5)	(1.3)
Impact of 20% adverse change	(1.0)	(2.4)
Discount rate	4.7%	3.3%
Impact of 10% adverse change	(4.3)	(3.7)
Impact of 20% adverse change	(7.4)	(7.1)

(1)

The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥157 billion out of ¥165 billion as of March 31, 2012. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura’s risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral against the associated liabilities, cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31
	2011	2012
Assets
Trading assets
Equities	¥89	¥116
Debt securities	110	84
Mortgage, mortgage-backed securities	35	27
Long-term loans receivable	22	21

Total	¥256	¥248

Liabilities
Long-term borrowings	¥230	¥223

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured securities to investors by repackaging corporate convertible bonds, mortgages and mortgage-backed securities. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary. Due to the adoption of ASC 810, as amended by ASU 2009-17 on April 1, 2010, Nomura consolidates certain SPEs used in connection with Nomura’s aircraft leasing business as well as SPEs used for other purposes.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31
	2011	2012
Consolidated VIE assets
Cash and cash equivalents	¥92	¥52
Trading assets
Equities	785	730
Debt securities	239	180
Mortgage and mortgage-backed securities	67	84
Investment trust funds and other	8	0
Derivatives	10	4
Private equity investments	1	1
Securities purchased under agreements to resell	6	7
Office buildings, land, equipment and facilities(1)	42	140	(3)
Other(2)	84	408	(3)

Total	¥1,334	¥1,606

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥4
Derivatives	32	38
Securities sold under agreements to repurchase	2	0
Borrowings
Short-term borrowings	2	—
Long-term borrowings	1,030	992
Other	5	35

Total	¥1,077	¥1,069

(1)

Includes aircraft of ¥30 billion and ¥14 billion as of March 31, 2011 and 2012, respectively, held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are used in connection with Nomura’s aircraft leasing business.

(2)

Includes aircraft purchase deposits of ¥15 billion and ¥17 billion as of March 31, 2011 and 2012, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.

(3)	Includes real estate and real estate for sale held by SPEs consolidated by a new subsidiary acquired during the year ended March 31, 2012.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term loans	3	—	3
Long-term loans	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

Financing Receivables	12 Months Ended
Mar. 31, 2012
Financing Receivables [Abstract]
Financing Receivables

9. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of collateralized agreements such as reverse repurchase agreements and securities borrowing transactions and loans. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements and securities borrowing transactions are generally recorded on the consolidated balance sheets at the amount at which the securities are purchased with applicable accrued interest. No allowance for credit losses is generally recorded on these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided for the investment banking activities, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value (“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides for the investment banking activities. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31
	2011	2012
Loans
Loans at banks	¥320,296	¥285,516
Short-term secured margin loans	206,910	165,246
Inter-bank money market loans	8,281	95,461
Corporate loans	735,797	747,149

Loans receivable total	¥1,271,284	¥1,293,372

of which:
Loans receivable carried at fair value(1)	¥554,180	¥458,352
Loans receivable carried at amortized cost	717,104	835,020
Advances to affiliated companies	12,766	10,649

(1)	Carried at fair value through election of the fair value option.

There were no significant purchases or sales of Loans receivable and no reclassifications of Loans receivable to Trading assets during the years ended March 31, 2011 and 2012.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower, and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for losses for the years ended March 31, 2010, 2011 and 2012.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Balance at beginning of year	¥3,765	¥5,425	¥4,860
Provision for losses	2,214	(690)	(330)
Charge-offs	(1,637)	(91)	(3)
Other(1)	1,083	216	361

Balance at end of year	¥5,425	¥4,860	¥4,888

	Millions of yen
	Year ended March 31, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥783	¥25	¥5	¥3,576	¥—	¥4,389	¥1,036	¥5,425
Provision for losses	(253)	13	(5)	(599)	11	(833)	143	(690)
Charge-offs	(32)	—	—	—	—	(32)	(59)	(91)
Other(1)	(159)	(1)	—	445	—	285	(69)	216

Ending balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2011 and 2012.

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura’s policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2011, the amount of loans which were on a nonaccrual status or 90 days past due was not significant. As of March 31, 2012, there were ¥40,565 million of loans which were on a nonaccrual status, primarily unsecured corporate loans. The amount of loans which were 90 days past due was not significant.

Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.

Loan impairment and troubled debt restructurings

In the ordinary course of business, Nomura may choose to recognize impairment and also restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower's financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.

Any loan being restructured under a TDR will generally already be identified as impaired with an applicable allowance recognized in the allowance for loan losses. If not (for example if the loan is collectively assessed for impairment with other loans), the restructuring of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan restructuring under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.

As of March 31, 2011, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥41,630 million, the total unpaid principal balance was ¥43,715 million and the related allowance was ¥3,279 million, mainly for unsecured corporate loans. As of March 31, 2012, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥35,721 million, the total unpaid principal balance was ¥38,103 million and the related allowance was ¥2,693 million, mainly for unsecured corporate loans.

During the year ended March 31, 2012, the amount of loans under a TDR was not significant.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower’s creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2011 and 2012.

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.
Nomura reviews internal counterparty credit ratings at least once a year by using available borrower’s credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.

Lease	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Lease

10. Leases:

Lessor

Nomura leases office buildings located in Japan and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

A portion of such rentals is paid from Nomura Research Institute, Ltd. (“NRI”), an affiliated company. See Note 21 “Affiliated companies and other equity-method investees” for more information.

Lease deposits and rents received from NRI, were as follows:

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥—	¥—	¥11,738
Rental income	—	—	3,848

The following table presents the types of assets which Nomura leases under operating leases.

	Millions of yen
	March 31, 2012
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913
Aircraft	15,363	(1,684)	13,679

Total	¥999,450	¥(12,858)	¥986,592

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥nil, ¥2,747 million and ¥66,180 million for the years ended March 31, 2010, 2011 and 2012, respectively in the consolidated statements of income within Revenue—Other.

The following table presents a schedule of future minimum lease payments to be received on noncancelable operating leases as of March 31, 2012:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥146,108	¥24,607	¥23,197	¥21,458	¥17,713	¥12,876	¥46,257

Lessee

Nomura leases its office space and certain employees’ residential facilities in Japan primarily under cancelable lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under non-cancelable lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2010, 2011 and 2012 were ¥49,374 million, ¥48,957 million and ¥43,536 million, respectively. A portion of such rental expenses was paid by Nomura Land and Building Co., Ltd. (“NLB”) that became a consolidated subsidiary of Nomura in May 2011.

Lease deposits and rents paid to NLB were as follows:

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥6,541	¥4,229	¥—
Rental expenses(1)	4,531	4,358	622

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

In August 2009, a Nomura consolidated subsidiary, Nomura Properties plc (“NPP”) entered into a 20 year lease as tenant of a 525,000-square-foot development at 1 Angel Lane in London in the U.K. Construction was completed in December 2010 and the building is now used as Nomura’s European headquarters. NPP was involved in the construction of the building and therefore was deemed the owner of the construction project from an accounting perspective in accordance with ASC 840. The building has been recognized on Nomura’s consolidated balance sheets from the start of the lease term in 2009. The building remains on Nomura’s consolidated balance sheets after completion of construction due to the NPP’s continuing involvement with the property and is depreciated over its useful life similar to the treatment of a capital lease.

The following table presents a schedule of future minimum lease payments under capital leases as of March 31, 2012:

Millions of yen
March 31
2012
Total minimum lease payments	¥52,855
Less: Amount representing interest	(28,896)

Present value of net lease payments	¥23,959

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,855	¥616	¥456	¥408	¥2,809	¥3,290	¥45,276

Office buildings, land, equipment and facilities in the consolidated balance sheets includes capital lease assets of ¥24,855 million and ¥27,902 million as of March 31, 2011 and 2012, respectively.

The following table presents a schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2012:

Millions of yen
March 31
2012
Total minimum lease payments	¥169,038
Less: Sublease rental income	(9,948)

Net minimum lease payments	¥159,090

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥169,038	¥21,129	¥19,154	¥16,667	¥14,309	¥10,780	¥86,999
Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.

Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Business Combinations

11. Business combinations:

For the purpose of streamlining Nomura’s management structure for faster decision making in relation to reorganization, on May 13, 2011, the Company entered into an agreement with one of its affiliated companies, NLB to implement a share exchange (“Share Exchange Agreement”) effective on July 1, 2011. In advance of the effective date of the Share Exchange Agreement, the Company acquired an additional 39.0% of the issued shares of NLB (“Share Purchases”) as of May 24, 2011. As a result of the Share Purchases, NLB became a consolidated subsidiary of Nomura during the three months ended June 30, 2011. Nomura’s total consideration in relation to the Share Purchases was approximately ¥37,620 million. The difference between the fair value of the acquired net assets of NLB and the acquisition cost was accounted for as a bargain purchase gain of ¥44,963 million which is reported within Revenue—Other in the consolidated statements of income.

The Share Purchases were accounted for as a step acquisition in these consolidated financial statements, because Nomura held 38.5% of the outstanding shares of NLB prior to the Share Purchases. Nomura remeasured the previously held equity investments in NLB and other companies which were acquired as a result of the Share Purchases at fair value. The change in fair value was a loss of ¥16,555 million which was reported within Revenue—Other in the consolidated statements of income. The remeasurement to fair value was determined primarily based on the cost of the Share Purchases, in which the financial condition and assets of NLB were considered in reference to the valuation results provided by third party appraisers. As of the date of the Share Purchases, the previously held equity investments were remeasured to a fair value of ¥38,379 million. Further, equity investments in NLB previously held by other affiliated companies of Nomura were also remeasured at fair value, resulting in an additional loss of ¥4,109 million which was also reported within Revenue—Other in the consolidated statements of income.

There were no other material acquisition-related costs incurred in connection with this business combination.

The operating results of NLB and other companies acquired as a result of the Share Purchases have been included in the consolidated statements of income from May 2011. As a result, revenue generated by NLB and these other companies which have been included in the consolidated statements of income was ¥488,536 million, which includes real estate sales of ¥251,377 million, for the year ended March 31, 2012. In addition, costs of real estate sales were ¥226,450 million, and net income of ¥5,107 million from NLB and other companies acquired as a result of the Share Purchases, was included in the consolidated statements of income for the year ended March 31, 2012, involving the impact of above business. Revenues and expenses arising from NLB and other companies that were acquired as a result of the Share Purchases, are generally reported in Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.

The following table provides a summary of the fair value of the assets acquired and the liabilities assumed, as of the date of the Share Purchases.

Millions of yen
Assets:
Cash and cash deposits	¥78,634
Loans receivable(1)	54,023
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets(2)	60,048
Assets other than above(3)	1,290,121

Total assets	2,211,374

Liabilities:
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889

Total liabilities	1,784,621

Equity attributable to NHI shareholders	120,962

Noncontrolling interests of NLB(4)	22,397

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394

Acquisition costs and fair value of previously held equity investments	75,999

Goodwill	¥(44,963)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million and the estimate of the contractual cash flows not expected to be collected of ¥108 million.

(2)

Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.

(3)	Includes real estate classified as held for sale.

(4)	Valuation is based on the acquisition cost of the Share Purchases.

(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

The following selected (unaudited) pro-forma financial information presents revenue and net income (loss) amounts as if the Share Purchases occurred on April 1, 2010.

	Millions of yen, except per share data
	Year ended March 31
	2011	2012
Total revenue	¥2,011,241	¥1,892,851
Net income (loss) attributable to NHI shareholders	¥58,533	¥(13,951)
Basic net income (loss) attributable to NHI shareholders per share	16.13	(3.83)
Diluted net income (loss) attributable to NHI shareholders per share	16.06	(3.83)
Based on the Share Exchange Agreement, 118 common shares of the Company were allotted and delivered for each share of NLB, and NLB became a wholly owned subsidiary of Nomura as of July 1, 2011. On the same day, the Company issued 103,429,360 common shares. In addition, the common shares of NLB which the Company acquired through the Share Exchange Agreement include the shares that had been held by one of Nomura’s subsidiaries, Nomura Asset Management Co., Ltd., and the acquisition of those shares is accounted for as a transaction between entities under common control.

Other Assets-Other / Other Liabilities	12 Months Ended
Mar. 31, 2012
Other Assets-Other / Other Liabilities [Abstract]
Other Assets-Other / Other Liabilities

12. Other assets—Other / Other liabilities:

The following table presents Other assets-Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen
	March 31
	2011	2012
Other assets—Other:
Securities received as collateral	¥43,624	¥92,743
Goodwill and other intangible assets	116,834	160,227
Deferred tax assets	241,911	201,244
Investments in equity securities for other than operating purposes(1)	11,915	113,006
Other	154,209	907,903	(2)

Total	¥568,493	¥1,475,123

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥92,743
Accrued income taxes	10,123	16,169
Other accrued expenses and provisions	404,048	378,957
Other	94,521	678,032	(3)

Total	¥552,316	¥1,165,901

(1)

Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.

(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.

(3)

Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

Changes in goodwill, which are reported in the consolidated balance sheets within Other assets-Other, are as follows.

	Millions of yen
	Year ended March 31
	2011	2012
Balance at beginning of year	¥79,818	¥70,223
Increases due to business combinations	—	4,898	(3)
Other(1)	(9,595)	(1,087)

Balance at end of year(2)	¥70,223	¥74,034

(1)	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.

(2)	The amounts attributable to Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.

(3)	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.

Impairment testing

The goodwill impairment test is performed in two steps. In the first step, the current fair value of each reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. An impairment loss is recognized if the carrying value of goodwill exceeds its implied current fair value. Goodwill impairment testing is performed at a level below Nomura’s business segments.

The primary method the Company uses to estimate the fair value of reporting units is the income approach. The assumptions used in the valuations of the reporting units include estimates of future cash flows and the cost of equity used to discount those cash flows to a present value. The valuation of the reporting units is dependent upon economic conditions. Deterioration in these assumptions as well as in market conditions could cause the estimated fair values of these reporting units and their associated goodwill to decline, which may result in an impairment charge through the consolidated statements of income in a future period related to some portion of the associated goodwill.

Intangible assets subject to amortization as of March 31, 2011 and 2012 are shown below:

	Millions of yen
	March 31, 2011			March 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥55,406	¥(17,405)	¥38,001	¥88,733	¥(34,947)	¥53,786
Lease agreements	—	—	—	16,500	(1,445)	15,055
Other	617	(238)	379	1,126	(383)	743

Total	¥56,023	¥(17,643)	¥38,380	¥106,359	¥(36,775)	¥69,584

Amortization expenses for the years ended March 31, 2010, 2011 and 2012 were ¥6,111 million, ¥5,031 million and ¥19,129 million. Estimated amortization expense for the next five years are shown below:

Millions of yen
Year ending March 31	Estimated amortization expense
2013	¥9,636
2014	8,300
2015	8,268
2016	7,731
2017	7,314
The amounts of other intangible assets not subject to amortization excluding goodwill were ¥8,231 million and ¥16,609 million as of March 31, 2011 and 2012, respectively.

Borrowings	12 Months Ended
Mar. 31, 2012
Borrowings [Abstract]
Borrowings

13. Borrowings:

Short-term and long-term borrowings of Nomura as of March 31, 2011 and 2012 are shown below:

	Millions of yen
	March 31
	2011	2012
Short-term borrowings(1):
Commercial paper	¥379,500	¥315,579
Bank borrowings	563,748	743,119
Other	223,829	126,915

Total	¥1,167,077	¥1,185,613

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,559,325	¥3,494,323
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,365,805	1,124,504
Non-Japanese yen denominated	748,626	860,975
Floating-rate obligations:
Japanese yen denominated	897,147	788,224
Non-Japanese yen denominated	364,796	117,121
Index / Equity-linked obligations:
Japanese yen denominated	1,251,330	1,241,950
Non-Japanese yen denominated	985,723	654,775

	5,613,427	4,787,549

Subtotal	8,172,752	8,281,872

Trading balances of secured borrowings	230,165	222,968

Total	¥8,402,917	¥8,504,840

(1)	Includes secured borrowings of ¥44,159 million as of March 31, 2011 and ¥8,647 million as of March 31, 2012.

(2)	Includes secured borrowings of ¥6,093 million as of March 31, 2011 and ¥224,543 million as of March 31, 2012.

(3)	Includes secured borrowings of ¥1,000,856 million as of March 31, 2011 and ¥757,018 million as of March 31, 2012.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2011	2012
Debt issued by the Company	¥3,205,519	¥3,178,278
Debt issued by subsidiaries—guaranteed by the Company	2,270,308	2,076,721
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,927,090	3,249,841

Total	¥8,402,917	¥8,504,840

(1)	Includes trading balances of secured borrowings.

As of March 31, 2011, fixed-rate long-term borrowings are due between 2011 and 2035 at interest rates ranging from 0.00% to 10.01%. Floating-rate obligations, which are generally based on LIBOR, are due between 2011 and 2038 at interest rates ranging from 0.10% to 8.30%. Index / Equity-linked obligations are due between 2011 and 2042 at interest rates ranging from 0.00% to 32.50%.

As of March 31, 2012, fixed-rate long-term borrowings are due between 2012 and 2042 at interest rates ranging from 0.10% to 10.00%. Floating-rate obligations, which are generally based on LIBOR, are due between 2012 and 2039 at interest rates ranging from 0.00% to 8.54%. Index / Equity-linked obligations are due between 2012 and 2042 at interest rates ranging from 0.00% to 32.50%.

Certain borrowing agreements of subsidiaries contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, bonds and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

The effective weighted-average interest rates of borrowings, including the effect of fair value hedges, were as follows:

	March 31
	2011	2012
Short-term borrowings	0.63%	0.43%
Long-term borrowings	1.48%	1.34%
Fixed-rate obligations	2.30%	2.04%
Floating-rate obligations	0.99%	0.90%
Index / Equity-linked obligations	1.20%	1.22%

Maturities of long-term borrowings

The aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2012 consist of the following:

Year ending March 31	Millions of yen
2013	¥1,112,828
2014	884,259
2015	1,579,413
2016	936,386
2017	686,855
2018 and thereafter	3,082,131

Subtotal	8,281,872

Trading balances of secured borrowings	222,968

¥8,504,840

Borrowing facilities

As of March 31, 2011 and 2012, Nomura had unutilized borrowing facilities of ¥124,380 million and ¥138,301 million, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings.

Subordinated borrowings

As of March 31, 2011 and 2012, subordinated borrowings were ¥1,059,261 million and ¥637,487 million, respectively.

Earnings Per Share	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

14. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of common shares is adjusted to reflect all dilutive instruments where potential common shares are deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Year ended March 31
	2010	2011	2012
Basic—
Net income attributable to NHI shareholders	¥67,798	¥28,661	¥11,583

Weighted average number of shares outstanding	3,126,790,289	3,627,798,587	3,643,481,439

Net income attributable to NHI shareholders per share	¥21.68	¥7.90	¥3.18

Diluted—
Net income attributable to NHI shareholders	¥67,784	¥28,642	¥11,561

Weighted average number of shares outstanding	3,139,394,052	3,642,689,381	3,680,124,235

Net income attributable to NHI shareholders per share	¥21.59	¥7.86	¥3.14

For the year ended March 31, 2010, in determining diluted EPS, net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s income arising from convertible bonds issued by the Company. The decline of net income arising from convertible bonds was caused by presuming lump-sum expensing of the difference between the bond’s carrying amount and the bond’s redemption amount, which is accumulated over the life of the bond. Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2010, 2011, and 2012 arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from convertible bonds and stock-based compensation plans by the Company, which would reduce EPS for the year ended March 31, 2010. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2011 and 2012, respectively.

Antidilutive stock options to purchase 12,436,800, 59,670,700 and 24,840,700 common shares were not included in the computation of diluted EPS for the years ended March 31, 2010, 2011 and 2012, respectively.

The convertible bonds of ¥110,000 million were converted to 258,040,481 common shares for the year ended March 31, 2010. All of the convertible bonds were exercised for the year ended March 31, 2010, and therefore, the balances of outstanding convertible bonds as of March 31, 2011 and 2012, respectively, were ¥nil.

The Company issued 766,000,000 shares by way of public offering with a total amount to be paid of ¥416,949 million on the payment date of October 13, 2009 and 34,000,000 shares by way of third-party allotment with a total amount to be paid of ¥18,507 million on the payment date of October 27, 2009.

The Company conducted a share buyback of 75,000,000 common shares which amounted to ¥37,362 million from August 9, 2010 to August 31, 2010.

On July 1, 2011, the Company issued 103,429,360 common shares in accordance with NLB becoming a wholly owned subsidiary of Nomura. See Note 11 “Business combinations” for further information.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

15. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (the “Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on the combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government bond rates. This plan amendment contributed to a reduction in the benefit obligations of the subsidiaries.

Some overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for pension benefits for these plans amounting to ¥5,787 million and ¥5,838 million as of March 31, 2011, and 2012, respectively.

Net Periodic Benefit Cost

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura’s measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31
	2010	2011	2012
Service cost	¥8,719	¥9,328	¥9,016
Interest cost	4,307	4,480	4,649
Expected return on plan assets	(3,023)	(3,182)	(3,262)
Amortization of net actuarial losses	4,735	3,088	3,687
Amortization of prior service cost	(1,148)	(1,148)	(1,479)

Net periodic benefit cost	¥13,590	¥12,566	¥12,611

The prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants.

Benefit Obligations and Funded Status

The following table presents a reconciliation of the changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status:

Japanese entities’ plans—

	Millions of yen
	As of or for the year ended March 31
	2011	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥215,761	¥213,653
Service cost	9,328	9,016
Interest cost	4,480	4,649
Actuarial gain (loss)	(647)	9,415
Benefits paid	(15,406)	(14,785)
Acquisition and Other(1)	137	20,542

Projected benefit obligation at end of year	¥213,653	¥242,490

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,632	¥120,727
Actual return on plan assets	1,865	6,696
Employer contributions	4,407	32,291
Benefits paid	(8,177)	(8,114)
Acquisition(1)	—	8,052

Fair value of plan assets at end of year	¥120,727	¥159,652

Funded status at end of year	(92,926)	(82,838)

Amounts recognized in the consolidated balance sheets	¥(92,926)	¥(82,838)

(1)	Increased mainly because of business combination.

The accumulated benefit obligation (“ABO”) was ¥211,425 million and ¥238,614 million as of March 31, 2011 and 2012, respectively.

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2011 and 2012 are set forth in the tables below.

Japanese entities’ plans—

	Millions of yen
	March 31
	2011	2012
Plans with ABO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652
Plans with PBO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of:

Japanese entities’ plans—

Millions of yen
For the year ended March 31, 2012
Net actuarial loss	¥70,196
Net prior service cost	(9,582)

Total	¥60,614

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows:

Japanese entities’ plans—

Millions of yen
For the year ending March 31, 2013
Net actuarial loss	¥3,295
Net prior service cost	(1,544)

Total	¥1,751

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end:

Japanese entities’ plans—

	March 31
	2011	2012
Discount rate	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.8%

The following table presents the weighted-average assumptions used to determine Japanese entities’ plans net periodic benefit costs for the year:

	Year ended March 31
	2010	2011	2012
Discount rate	2.2%	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.5%	2.8%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Generally, Nomura determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality bonds and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan Assets

The Nomura’s plan assets are managed with an objective to secure necessary plan assets in the long term to enable future pension payouts. While targeting to achieve the long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 23% in equities (includes private equity), 50% in debt securities, 15% in life insurance company general accounts and 12% in other. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in prerequisites for the portfolio.

For details of the levels of inputs used to measure the fair value, see Note 2 “Fair value of financial instruments”.

The following tables present information about the plan assets at fair value as of March 31, 2011 and March 31 2012 within the fair value hierarchy.

Japanese entities’ plans—

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

(1)	Includes hedge funds and real estate funds.

The fair value of the non-Japan plan assets as of March 31, 2011 was ¥3,055 million, ¥18,584 million and ¥1,692 million for Level 1, Level 2 and Level 3, respectively. The fair value of the non-Japan plan assets as of March 31, 2012 was ¥32 million, ¥20,848 million and ¥6,083 million for Level 1, Level 2 and Level 3, respectively.

Level 1 includes principally equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 includes principally investment trust funds, corporate debt securities and investments in life insurance company’s general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company’s general accounts are valued at conversion value.

The following tables present information about the plan assets for which Nomura has utilized Level 3 inputs to determine fair value.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

The fair value of Level 3 non-Japan plans assets, consisting of real estate funds and annuities, was ¥1,692 million and ¥6,083 million as of March 31, 2011 and March 31, 2012, respectively. The plan purchased ¥4,416 million of Level 3 assets during the year ended March 31, 2012. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2011 and 2012 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥32,076 million to Japanese entities’ plans in the year ending March 31, 2013 based upon Nomura’s funding policy to contribute annually the amount necessary to satisfy local funding standards.

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows:

Japanese entities’ plans—

Year ending March 31	Millions of yen
2013	¥9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	56,148

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,021 million, ¥3,233 million and ¥3,741 million to the defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2010, 2011 and 2012, respectively.

The contributions to overseas defined contribution pension plans were ¥5,712 million, ¥6,903 million and ¥7,882 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and these retirees are permitted to continue participation in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the national government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for the future cost. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥5,820 million, ¥6,760 million and ¥7,614 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Deferred Compensation Plans	12 Months Ended
Mar. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred compensation plans

16. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the Company’s share price, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”). SAR Plan A awards are effectively awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted stock. The Company also issues other deferred compensation awards, namely Notional index Units (“NIUs”) which are linked to world stock index quoted by Morgan Stanley capital International.

SAR Plan A—

The Company issues SAR Plan A awards over the Company’s common stock pursuant to several stock option plans which vest and become exercisable two years after the grant date, and expire approximately seven years after the grant date, subject to forfeiture on termination of employment. The exercise price generally is not less than the fair value of the Company’s common stock on the grant date.

The fair value of the stock options as of the grant date is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	The risk-free interest rate–estimate based on yen swap rate with a maturity equal to the expected lives of options.

The weighted-average amounts on the grant date fair values of options granted during the years ended March 31, 2010, 2011 and 2012 were ¥173, ¥127 and ¥48 per share, respectively. The weighted-average assumptions used in each of the years were as follows:

	Year ended March 31
	2010	2011	2012
Expected volatility	40.06%	40.51%	41.78%
Expected dividends yield	3.25%	1.73%	3.31%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.01%	0.76%	0.63%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2012:

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9
Granted	2,858,000	302
Exercised	—	—
Repurchased	—	—
Forfeited	(97,500)	1,183
Expired	(1,224,000)	1,290

Outstanding as of March 31, 2012	15,354,300	¥988	3.9

Exercisable as of March 31, 2012	9,662,300	¥1,339	10.6

No SAR Plan A awards were exercised during the years ended March 31, 2010, 2011 and 2012. The aggregate intrinsic values of SAR Plan A awards outstanding and exercisable as of March 31, 2012 were ¥182 million and ¥nil, respectively.

As of March 31, 2012, there was ¥213 million of total unrecognized compensation cost related to SAR Plan A awards. This cost is expected to be recognized over a weighted average period of 1.3 years.

SAR Plan B—

The Company issues SAR Plan B awards over the Company’s common stock pursuant to several effective stock unit plans which vest and become exercisable approximately from one to three years after the grant date, and expire approximately from seven to eight years after the grant date. The exercise price is a nominal ¥1 per share.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2012:

	Outstanding (number of shares)	Weighted-average grant date fair value per share		Weighted-average remaining life (years)
Outstanding as of March 31, 2011	69,787,000	¥716		6.0
Granted	62,086,300	397	(1)
Exercised	(9,271,600)	799
Repurchased	—	—
Forfeited	(8,226,100)	606
Expired	—	—

Outstanding as of March 31, 2012	114,375,600	¥544		5.6

Exercisable as of March 31, 2012	4,218,300	¥1,459		3.1

(1)	The weighted-average grant date fair value per share for the years ended March 31, 2010 and 2011 were ¥618 and ¥638, respectively.

The total intrinsic values of SAR Plan B awards exercised during the years ended March 31, 2010, 2011 and 2012 were ¥4,462 million, ¥3,934 million and ¥3,284 million, respectively.

The aggregate intrinsic values of SAR Plan B awards outstanding and exercisable as of March 31, 2012 were ¥41,747 million and ¥1,540 million, respectively.

As of March 31, 2012, total unrecognized compensation cost relating to SAR Plan B awards was ¥14,119 million. This cost is expected to be recognized over a weighted average period of 1.7 years. The total fair values of shares vested during the years ended March 31, 2010, 2011 and 2012 were ¥5,593 million, ¥4,909 million and ¥3,868 million, respectively.

Total stock-based compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2010, 2011 and 2012 was ¥9,737 million, ¥18,638 million and ¥26,869 million, respectively. Total related tax benefits recognized in the consolidated statements of income for stock-based compensation expense for the years ended March 31, 2010, 2011 and 2012 was ¥291 million, ¥546 million and ¥1,092 million, respectively. The dilutive effect of outstanding stock-based compensation plans is included in weighted average number of shares outstanding used in diluted EPS computations.

Cash received from exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2012 was ¥9 million and the tax benefit realized from exercise of the stock options was ¥452 million.

NSU and CSU Awards—

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock which have graded vesting over three years from grant date. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2012:

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2011	48,543,628	¥350		—	¥—
Granted	55,456,277	414	(1)	53,967,338	398	(1)
Vested	(29,882,636)	338	(2)	(16,680,077)	376	(2)
Forfeited	(5,706,291)	—		(4,190,773)	—

Outstanding as of March 31, 2012	68,410,978	¥373	(3)	33,096,488	¥373	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted

(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards

(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2011 and 2012 were ¥13,708 million and ¥27,257 million, respectively. Total unrecognized compensation cost, based on the fair value of these awards as of March 31, 2012 was ¥8,499 million which will be recognized through the consolidated statements of income over a remaining weighted-average period of two years.

Other Awards—

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International which have graded vesting over three years from grant date.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2012:

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2011	—	$—
Granted	58,890,897	3,300	(2)
Vested	(18,785,827)	3,110	(3)
Forfeited	(3,233,932)	—

Outstanding as of March 31, 2012	36,871,138	$3,320	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.

(2)	Weighted-average index price used to determine number of awards granted.

(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.

(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2012 was ¥8,819 million. Total unrecognized compensation cost, based on the fair value of these awards as of March 31, 2012 was ¥3,040 million which will be recognized through the consolidated statements of income over a remaining weighted-average period of two years.

Subsequent events

On May 16, 2012, the Company adopted a resolution to issue SARs No. 44, No. 45, No. 46, No .47, No. 48, No. 49 and No. 50 of common stock pursuant to the SAR Plan B awards for directors and certain employees of the Company and subsidiaries and has issued SARs on June 5, 2012. The total number of SARs to be issued is 555,893 for the acquisition of 55,589,300 shares. The exercise price is a nominal ¥1 per share. The SARs vest and are exercisable one to five years after the grant date and expire six to ten years after the grant date.

In May, 2012, Nomura authorized the issuance of additional awards which are mainly linked to the Company’s common stock price and a world index and a new performance-based award with a total grant date fair value of ¥45 billion (vesting period of up to five years) to certain senior management and employees as part of their compensation. Those awards linked to the Company’s common stock price and to a world index will be settled typically in cash or in other type of assets calculated during the certain future period prior to the settlement date. As part of the new performance-based award, recipients receive notional performance units which are linked to profitability of the Nomura and business segments over a cumulative two year performance period. At the end of the performance period, depending on the extent to which these performance conditions are met, the performance units will be converted into a pre-determined amount of SAR Plan B or NSUs.

Restructuring Initiatives	12 Months Ended
Mar. 31, 2012
Restructuring Initiatives [Abstract]
Restructuring Initiatives

17. Restructuring initiatives:

In anticipation of an ongoing environment of economic uncertainty, Nomura has undertaken group-wide restructuring initiatives primarily focusing on the Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and allocate business resources to growth regions accordingly.

As a result of these restructuring initiatives, Nomura recognized restructuring costs of ¥12,397 million in the consolidated statements of income for the year ended March 31, 2012. These primarily comprise employee termination costs reported within Non-interest expenses—Compensation and benefits. As of March 31, 2012, ¥5,314 million of this amount had been settled and the remaining ¥7,083 million is reported as a liability.

These restructuring initiatives are expected to be completed during the year ending March 31, 2013, however, the total costs to be incurred going forward are currently under evaluation.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

18. Income taxes:

The components of income tax expense reflected in the consolidated statements of income are as follows:

	Millions of yen
	Year ended March 31
	2010	2011	2012
Current:
Domestic	¥12,988	¥175	¥13,481
Foreign	4,599	5,956	7,650

Subtotal	17,587	6,131	21,131

Deferred:
Domestic	28,207	56,194	34,274
Foreign	(8,633)	(995)	3,498

Subtotal	19,574	55,199	37,772

Total	¥37,161	¥61,330	¥58,903

The income tax benefit recognized from net operating losses for the years ended March 31, 2010, 2011 and 2012 totaled ¥10,374 million, ¥4,645 million and ¥1,358 million, respectively.

The Company and its wholly-owned domestic subsidiaries have adopted the consolidation tax system permitted under Japanese tax law. The consolidation tax system only imposes a national tax. Since April 1, 2004, Nomura’s domestic effective statutory tax rate has been approximately 41%. However, as a result of the revisions of domestic tax laws, the domestic statutory tax rates are approximately 38% between April 1, 2012 and March 31, 2015 and approximately 36% thereafter.

Foreign subsidiaries are subject to income taxes of the countries in which they operate. The relationship between income tax expense and pretax accounting income (loss) is affected by a number of items, including various tax credits, certain expenses not allowable for income tax purposes and different tax rates applicable to foreign subsidiaries.

A reconciliation of the effective income tax rate reflected in the consolidated statements of income to the normal effective statutory tax rate is as follows:

	Year ended March 31
	2010	2011	2012
Normal effective statutory tax rate	41.0%	41.0%	41.0%
Impact of:
Changes in deferred tax valuation allowance	6.7	1.6	(22.5)
Taxable items to be added on financial profit	10.8	5.3	3.8
Non-deductible expenses	10.5	16.6	23.3
Non-taxable revenue	(7.8)	(8.4)	(29.7)
Dividends from foreign subsidiaries	1.0	0.0	0.9
Tax effect of undistributed earnings of foreign subsidiaries	0.1	(0.0)	(1.1)
Different tax rate applicable to income (loss) of foreign subsidiaries	(26.9)	10.8	14.1
Changes in domestic tax laws	—	—	45.7
Expiration of loss carryforwards	0.7	1.3	2.8
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	—	(1.3)	(8.8)
Other	(0.8)	(1.1)	(0.2)

Effective tax rate	35.3%	65.8%	69.3%

The net deferred tax assets of ¥241,911 million and ¥201,244 million reported within Other assets—Other in the consolidated balance sheets as of March 31, 2011 and 2012, respectively, represent tax effects of the total of the temporary differences and tax loss carryforwards in components of those tax jurisdictions with net deductible amounts in future years. The net deferred tax liabilities of ¥12,180 million and ¥63,493 million reported within Other liabilities in the consolidated balance sheets as of March 31, 2011 and 2012, respectively, represent the total of the temporary differences in components of those tax jurisdictions with net taxable amounts in future years.

Details of deferred tax assets and liabilities are as follows:

	Millions of yen
	March 31
	2011	2012
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥10,243	¥70,406
Investments in subsidiaries and affiliates	171,520	177,522
Valuation of financial instruments	214,706	197,961
Accrued pension and severance costs	41,402	34,291
Other accrued expenses and provisions	77,649	84,628
Operating losses	317,519	313,245
Other	5,215	20,034

Gross deferred tax assets	838,254	898,087
Less—Valuation allowance	(461,966)	(490,986)

Total deferred tax assets	376,288	407,101

Deferred tax liabilities
Investments in subsidiaries and affiliates	69,363	78,262
Valuation of financial instruments	47,694	56,732
Undistributed earnings of foreign subsidiaries	4,409	3,167
Valuation of fixed assets	19,355	117,112
Other	5,736	14,077

Total deferred tax liabilities	146,557	269,350

Net deferred tax assets	¥229,731	¥137,751

The valuation allowance mainly relates to deferred tax assets of consolidated subsidiaries with operating loss carryforwards for tax purposes. Based on the cumulative and continuing losses of these subsidiaries, management of Nomura believes that it is more likely than not that the related deferred tax assets will not be realized. The allowances against deferred tax assets are determined based on a review of future realizable value. Changes in the valuation allowance for deferred tax assets are shown below:

	Millions of yen
	Year ended March 31
	2010		2011		2012
Balance at beginning of year	¥493,906		¥501,554		¥461,966
Net change during the year	7,648	(1)	(39,588	)(2)	29,020	(3)

Balance at end of year	¥501,554		¥461,966		¥490,986

(1)

Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related to the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.

(2)

Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.

(3)

Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc. and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.

As of March 31, 2012, no deferred income taxes have been provided on undistributed earnings of foreign subsidiaries not expected to be remitted in the foreseeable future totaling ¥6,424 million. It is not practicable to determine the amount of income taxes payable in the event all such foreign earnings are repatriated.

As of March 31, 2012, Nomura has net operating loss carryforwards, for income tax purposes, of ¥1,190,179 million resulting from certain U.S. and European subsidiaries. These losses, except for ¥591,990 million, which can be carried forward indefinitely, expire as follows: 2012 through 2021—¥365,464 million, 2022 and thereafter—¥232,725 million. Nomura believes that it is more likely than not that these loss carryforwards, less valuation allowance, will be realized.

The total amount of unrecognized tax benefits was ¥nil as of March 31, 2010. Also there were no movements of the gross amounts in unrealized tax benefits and the amount of interest and penalties recognized due to the unrealized tax benefits during the year ended March 31, 2010.

The total amount of unrecognized tax benefits as of March 31, 2011 and 2012 were not significant. Also there were no significant movements of the gross amounts in unrealized tax benefits and the amount of interest and penalties recognized due to the unrealized tax benefits during the years ended March 31, 2011 and 2012. Nomura recognizes the accrual of interest related to unrecognized tax benefits and penalties related to unrecognized tax benefits in Income tax expense in the consolidated statements of income.

Nomura is under continuous examination by the Japanese National Tax Agency and other tax authorities in major operating jurisdictions such as the United Kingdom (“U.K.”) and U.S. Nomura regularly assesses the likelihood of additional assessments in each tax jurisdiction and the impact on the consolidated financial statements. A liability for unrecognized tax benefits are recorded in the amount that is sufficient to cover potential exposure for an additional tax assessment depending on likelihood. It is reasonably possible that there may be a significant increase in unrecognized tax benefits within 12 months of March 31, 2012. Quantification of an estimated range cannot be made at this time due to the uncertainty of the potential outcomes. However, Nomura does not expect that any change in the gross balance of unrecognized tax benefits would have a material effect on its financial condition.

Nomura operates in multiple taxing jurisdictions, and faces audits from various tax authorities regarding many issues including but not limited to transfer pricing, deductibility of certain expenses, creditability of foreign taxes, and other matters. The table below summarizes the major jurisdictions in which Nomura operates and the earliest year in which Nomura remains subject to examination. Under Hong Kong Special Administrative Region (“Hong Kong”) tax law, the time bar does not apply if the entity records a tax loss, thus not stated in below table.

Jurisdiction	Year
Japan	2007	(1)
U.K.	2011
U.S.	2008

(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2006.

Revisions of domestic tax laws—

On December 2, 2011, the “Act to partially revise the Income Tax Act and others in order to construct a tax system corresponding to changes in the structure of economic system” (Act No. 114 of 2011) (the “Act 114”) was promulgated. Under the Act 114, effective from the fiscal year beginning on or after April 1, 2012, the corporate income tax rate will be reduced from 30% to 25.5% and the use of operating loss carryforwards for tax purposes will be limited to 80% of the current year taxable income before deducting operating loss carryforwards for tax purposes. Also, on December 2, 2011, the “Special measures act to secure the financial resources required to implement policy on restoration after the East Japan Earthquake” (Act No. 117 of 2011) (the “Act 117”) was promulgated. Under the Act 117, effective for three fiscal years beginning between April 1, 2012 and March 31, 2015, the Special Reconstruction Corporate Tax will be imposed on the companies, which will be calculated by multiplying the base corporate income tax by 10%. As a result, the domestic statutory tax rates to calculate deferred tax assets and liabilities are 38% for the temporary differences expected to be reversed between April 1, 2012 and March 31, 2015 and 36% thereafter.

Due to these revisions, net deferred tax assets decreased by ¥5,510 million as at the revision of domestic tax laws. For the year ended March 31, 2012, income tax expenses increased by ¥5,510 million and net income attributable to NHI shareholders decreased by ¥13,251 million.

Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

19. Shareholders’ equity:

Changes in shares of common stock outstanding are shown below:

	Shares
	Year ended March 31,
	2010	2011	2012
Number of shares outstanding at beginning of year	2,604,779,843	3,669,044,614	3,600,886,932
New issue	800,000,000	—	103,429,360
Conversion of convertible bonds	258,040,481	—	—

Common stock held in treasury:
Repurchases of common stock	(26,857)	(75,030,934)	(50,093,031)
Sales of common stock	6,328	2,409	1,530
Common stock issued to employees	6,122,900	6,870,600	9,271,600
Other net change in treasury stock	121,919	243	(12,496)

Number of shares outstanding at end of year	3,669,044,614	3,600,886,932	3,663,483,895

The amount available for dividends and acquisition of treasury stock is subject to the restrictions under the Companies Act of Japan. Additional paid-in capital and retained earnings include amounts which the Companies Act of Japan prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2010, 2011 and 2012, the amounts available for distributions were ¥546,483 million, ¥480,471 million and ¥483,126 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in the accompanying consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act of Japan.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for based on the equity method, and those Nomura’s share of investee undistributed earnings amounted to ¥72,405 million, ¥77,145 million and ¥50,922 million as of March 31, 2010, 2011 and 2012, respectively.

Dividends on common stock per share were ¥8 for the year ended March 31, 2010, ¥8 for the year ended March 31, 2011 and ¥6 for the year ended March 31, 2012.

On July 30, 2010, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 75,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50 billion and (c) the share buyback will run from August 9, 2010 to September 17, 2010. Under this repurchase program, the Company repurchased 75,000,000 shares of common stock at a cost of ¥37,362 million.

The Company issued new shares of common stock and repurchased common stock in accordance with NLB becoming a wholly owned subsidiary of Nomura for the year ended March 31, 2012. See Note 11 “Business combinations” for further information.

The change in common stock held in treasury includes the change in shares issued to employees under stock-based compensation plans, shares sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or shares acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2010, 2011, and 2012, 1,063,153 shares, or ¥2,189 million, 1,062,910 shares, or ¥2,189 million and 908,498 shares, or ¥1,985 million, respectively, held by affiliated companies.

Nomura issued 766,000,000 shares and 34,000,000 shares through a public offering and third-party allotment, respectively, in October, 2009.

Regulatory Requirements	12 Months Ended
Mar. 31, 2012
Regulatory Requirements [Abstract]
Regulatory Requirements

20. Regulatory requirements:

Until the end of March 2011, the Company calculated its consolidated capital adequacy ratio according to the “Criteria for bank holding companies to judge whether their capital adequacy status is appropriate in light of their own and their subsidiaries’ asset holdings, etc. under Article 52-25 of the Banking Act”, as permitted under the provision in the “Comprehensive Guidelines for Supervision of Financial Instruments Business Operators, etc.”. In April 2011, the Company has been assigned as Final Designated Parent Company who must calculate consolidated regulatory capital adequacy ratio and since then, our consolidated regulatory capital adequacy ratio is calculated based on FSA’s ministerial notice of the “Establishment of standards on sufficiency of capital stock of a final designated parent company and its subsidiary entities, etc. compared to the assets held thereby” (2010 FSA Regulatory Notice No. 130; “Capital Adequacy Notice on Final Designated Parent Company”). Note that Capital Adequacy Notice on Final Designated Parent Company has revised in line with Basel 2.5 and we calculate Basel 2.5-based consolidated regulatory capital adequacy ratio since December 2011.

In accordance with Article 3 of the Capital Adequacy Notice on Final Designated Parent Company, our consolidated regulatory capital adequacy ratio is calculated based on the amounts of qualifying capital, credit risk-weighted assets, market risk, and operational risk. Also in accordance with Article 2 of the Capital Adequacy Notice on Final Designated Parent Company, our consolidated regulatory capital adequacy ratio is higher than 8%. As of March 31, 2011 and 2012, the Company was in compliance with the minimum capital requirement.

Under the Financial Instruments and Exchange Act (the “FIEA”), NSC is subject to the capital adequacy rules of the FSA. This rule requires the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debts) less illiquid assets. The business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under this rule, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2011 and 2012, the capital adequacy ratio of NSC exceeded 120%.

Financial Instruments Firms in Japan are required to segregate cash deposited by clients on securities transactions under the FIEA. As of March 31, 2011 and 2012, NSC segregated bonds with a market value of ¥394,863 million and ¥269,979 million and equities with a market value of ¥nil and ¥6,353 million, respectively, which were either included in Trading assets on the accompanying consolidated balance sheets or borrowed under lending and borrowing securities contracts, as a substitute for cash.

In the U.S., Nomura Securities International, Inc. (“NSI”) is registered as a broker-dealer under the Securities Exchange Act of 1934 and as a futures commission merchant with the Commodity Futures Trading Commission (“CFTC”). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority and the Chicago Mercantile Exchange Group as its designated self regulatory organization. NSI is subject to the Securities and Exchange Commission’s Uniform Net Capital Rule (“Rule 15c3-1”) and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. The subsidiary is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. The subsidiary is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. As of March 31, 2011 and 2012, the subsidiary was in compliance with all applicable regulatory capital adequacy requirements.

In Europe, the Nomura Europe Holdings plc (“NEHS”) is regulated on a consolidated basis by the Financial Services Authority in the U.K., which imposes minimum capital adequacy requirements to the NEHS. Nomura International plc (“NIP”), the most significant of NEHS’ subsidiaries, acts as a securities brokerage and dealing business. NIP is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the Financial Services Authority in the U.K. Nomura Bank International plc (“NBI”), another subsidiary of NEHS, is also regulated by the Financial Services Authority in the U.K. on a standalone basis. As of March 31, 2011 and 2012, the NEHS, NIP and NBI were in compliance with all relevant regulatory capital related requirements.

In Asia, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Singapore Ltd (“NSL”) are regulated by the respective authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including the provision of securities brokerage and dealing, underwriting, investment advisory and securities margin financing services for its clients. NIHK has a branch located in Taiwan which is regulated by its local regulators under its respective jurisdictions. Activities of NIHK including its branch are subject to the Securities and Futures (Financial Resources) Rules which require it, at all times, to maintain its liquid capital at a level not less than its required liquid capital. Liquid capital means an amount by which its liquid assets exceed its ranking liabilities. Required liquid capital is calculated in accordance with the provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL is a merchant bank with Asian Currency Unit (“ACU”) license governed by the Monetary Authority of Singapore (“MAS”). NSL carries out its ACU regulated activities including, among others, securities brokerage and dealing business. The regulations require NSL to maintain a minimum capital of SGD3 million. Currently, NSL is observing relevant financial ratios which fulfill the requirement from MAS. As of March 31, 2011 and 2012, NIHK and NSL were in compliance with all relevant regulatory capital related requirements.

Affiliated Companies And Other Equity-Method Investees	12 Months Ended
Mar. 31, 2012
Affiliated Companies And Other Equity-Method Investees [Abstract]
Affiliated Companies And Other Equity-Method Investees

21. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), Nomura Research Institute, Ltd. (“NRI”), and Fortress Investment Group LLC (“Fortress”). During the year ended March 31, 2012, Nomura Land and Building Co., Ltd. (“NLB”) and Chi-X Europe Limited (“Chi-X Europe”), which were included in Nomura’s significant affiliated companies, became no longer affiliated companies.

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In May 2011, the Company purchased 382,000 shares of NLB in ¥18,145 million from JAFCO when Nomura purchased additional issued shares of NLB and made it a subsidiary. See Note 11 “Business combinations” for further information. In addition, Nomura indirectly acquired an additional 0.3% equity interest in JAFCO at the same time.

As of March 31, 2012, Nomura’s ownership of JAFCO was 24.4% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

In May 2011, Nomura indirectly acquired an additional 0.9% equity interest in NRI, when Nomura purchased additional issued shares of NLB and made it a subsidiary.

In July 2011, the Company acquired 381,520 shares of NLB from NRI and issued 45,019,360 common shares to NRI as a result of the share exchange. See Note 11 “Business combinations” for further information.

As of March 31, 2012, Nomura’s ownership of NRI was 39.1% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥56,934 million.

NLB

NLB owns certain of Nomura’s leased office space in Japan. NLB became a consolidated subsidiary of Nomura on May 24, 2011 and it has become no longer an affiliated company of Nomura. See Note 11 “Business combinations” for further information. In addition, the lease transactions with Nomura while NLB was an affiliated company of Nomura are disclosed in Note 10 “Leases”.

Nomura Real Estate Holdings, Inc. which is a subsidiary of NLB is a listed company in the First Section of the Tokyo Stock Exchange.

Fortress

Fortress is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress is treated as an investment in a limited partnership and is accounted for by the equity method of accounting.

In May 2009, Fortress sold 46,000,000 Class A shares in a public offering and Nomura purchased 5,400,000 of these shares, at the public offering price.

As of March 31, 2012, Nomura’s ownership of Fortress was 11.4% and there was no remaining equity method goodwill included in the carrying value of the investment.

Chi-X Europe

Chi-X Europe was a consolidated subsidiary of Nomura until December 31, 2009. On December 31, 2009, nonvoting shares issued by Chi-X Europe to third parties were converted into voting shares. As a result, Nomura’s voting interest fell to 34% and Nomura ceased to have a controlling financial interest in Chi-X Europe, which was subsequently deconsolidated and accounted for under the equity method from December 31, 2009.

As part of the deconsolidation process, a gain of ¥3,074 million was recognized which is reported in the consolidated statements of income within Revenue—Other. The gain resulted from a difference between the book value of the net assets of Chi-X Europe and the fair value of the retained investment in the company.

The fair value of the retained investment in Chi-X Europe was estimated using a combination of market and income approaches. The market approach was based on the “Guideline Public Company Method” whereby market multiples are derived from quoted market prices of publicly traded companies engaged in the same or similar line of business to Chi-X Europe. Under the income approach, a discounted cash flow method was used.

On February 18, 2011, BATS Global Markets, Inc. (“BATS”) entered into a definitive agreement to acquire a 100% of the outstanding stock of Chi-X Europe. After the regulatory approval, Nomura exchanged its shares in Chi-X Europe for approximately 7% (fully diluted) of the outstanding stock of BATS. As a result, Chi-X Europe has become no longer an affiliated company of Nomura.

Summary financial information—

A summary of financial information for JAFCO, NRI and NLB is as follows:

	Millions of yen
	March 31
	2011	2012(1)
Total assets	¥2,096,554	¥564,086
Total liabilities	1,521,653	200,020

	Millions of yen
	Year ended March 31
	2010	2011	2012(2)
Net revenues	¥526,350	¥590,985	¥161,209
Non-interest expenses	482,573	535,564	105,520
Net income attributable to the companies	22,779	29,392	31,007

(1)	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.

(2)	For NLB, financial information while it was an affiliated company of Nomura is included.

A summary of financial information for Fortress is as follows:

	Millions of yen
	March 31
	2011(1)	2012(1)
Total assets	¥172,677	¥184,650
Total liabilities	95,396	96,312

	Millions of yen
	Year ended March 31
	2010(1)	2011(1)	2012(1)
Net revenues	¥57,602	¥89,710	¥73,306
Non-interest expenses	144,868	154,161	166,006
Net income (loss) attributable to the company	(23,651)	(24,400)	(36,994)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB and NRI, which are disclosed in Note 10 “Leases”, is presented below:

	Millions of yen
	March 31
	2011	2012
Investments in affiliated companies	¥260,339	¥183,305
Advances to affiliated companies	12,766	10,649
Other receivables from affiliated companies	644	5,160
Other payables to affiliated companies	14,825	5,643

	Millions of yen
	Year ended March 31
	2010	2011	2012
Revenues	¥362	¥3,056	¥5,635
Non-interest expenses	58,219	52,796	49,810
Purchase of software, securities and tangible assets	25,954	20,945	22,904

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows:

	Millions of yen
	March 31
	2011	2012
Carrying amount	¥182,109	¥172,647
Fair value	198,439	208,827
Equity in earnings of equity-method investees, including those above, was a gain of ¥12,924 million, gain of ¥11,602 million and gain of ¥5,716 million for the years ended March 31, 2010, 2011 and 2012, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2010, 2011 and 2012 were ¥4,827 million, ¥4,802 million and ¥4,747 million, respectively.

Commitments, Contingencies And Guarantees	12 Months Ended
Mar. 31, 2012
Commitments, Contingencies And Guarantees [Abstract]
Commitments, Contingencies And Guarantees

22. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite notes that may be issued by the clients. The outstanding commitments under these agreements are included below in commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Certain consolidated VIEs which are engaged in the aircraft leasing business have commitments to purchase aircraft. The outstanding commitments under these agreements are included in commitments to purchase aircraft.

These commitments outstanding were as follows:

	Millions of yen
	March 31
	2011	2012
Commitments to extend credit	¥264,736	¥332,009
Commitments to invest in partnerships	38,008	28,825
Commitments to purchase aircraft	77,928	52,411

As of March 31, 2012, these commitments had the following maturities:

	Millions of yen
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥332,009	¥81,515	¥48,052	¥147,354	¥55,088
Commitments to invest in partnerships	28,825	15,155	7,961	971	4,738
Commitments to purchase aircraft	52,411	25,727	26,684	—	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients’ creditworthiness and the value of collateral held. Nomura evaluates each client’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments

The amounts of commitments to purchase real estate for sale and rental were ¥nil as of March 31, 2011 and ¥234,400 million as of March 31, 2012. These included ¥139,376 million with maturities of less than 1 year and ¥95,024 million with maturities of 1 to 5 years. Purchase obligations for goods or services that include payments for construction-related, advertising, and computer and telecommunications maintenance agreements amounted to ¥39,543 million as of March 31, 2011 and ¥37,237 million as of March 31, 2012.

Nomura has commitments under resale and repurchase agreements including amounts in connection with collateralized agreements, collateralized financing and Gensaki transactions. These commitments amounted to ¥1,337 billion for resale agreements and ¥1,605 billion for repurchase agreements as of March 31, 2011 and ¥2,519 billion for resale agreements and ¥1,711 billion for repurchase agreements as of March 31, 2012. These amounts include certain types of repurchase transactions and securities transactions which Nomura accounts for as sales rather than collateralized financings in accordance with ASC 860.

In Japan, there is a market in which participants lend and borrow debt and equity securities without collateral to and from financial institutions. Under these arrangements, Nomura had obligations to return debt and equity securities borrowed without collateral of ¥300 billion and ¥269 billion as of March 31, 2011 and 2012, respectively.

As a member of securities clearing houses and exchanges, Nomura may be required to pay a certain share of the financial obligations of another member who may default on its obligations to the clearing house or the exchange. These guarantees are generally required under the membership agreements. To mitigate these risks, exchanges and clearing houses often require members to post collateral. The potential for Nomura to make payments under such guarantees is deemed remote.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer loss from any fine, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws.

The Company regularly evaluates each legal proceeding and claim on a case-by-case basis in consultation with external legal counsel to assess whether an estimate of possible loss or range of loss can be made, if accruals are not appropriate. In accordance with ASC 450 “Contingencies” (“ASC 450”), the Company recognizes a liability for this risk of loss arising on each individual matter when a loss is probable and the amount of such loss or range of loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available. If these criteria are not met for an individual matter, such as if an estimated loss is only reasonably possible rather than probable, no liability is recognized. However, where a material loss is reasonably possible, the Company discloses details of the legal proceeding or claim below. Under ASC 450 an event is defined as reasonably possible if the chance of the loss to the Company is more than remote but less than probable.

The most significant actions and proceedings against Nomura are summarized below. The Company believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to the Company’s financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated results of operations or cash flows in a particular quarter or annual period.

For those significant actions and proceedings described below where the counterparty has alleged a specific amount of damages, the Company currently estimates that the reasonably possible for the matter would not exceed the amount specified in each case. For each of these matters, the specific amount alleged (which is the Company’s current estimate of the maximum reasonably possible loss) is indicated in the description of the matter below.

For certain other significant actions and proceedings described below, management is unable to provide an estimate of the reasonably possible loss or range of reasonably possible losses because, among other reasons, (i) the proceedings are at such an early stage there is not enough information available to assess whether the stated grounds for the claim are viable; (ii) damages have not been identified by the claimant; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant legal issues to be resolved that may be dispositive, such as the applicability of statutes of limitations; and/or (vi) there are novel or unsettled legal theories underlying the claims.

In January 2008, Nomura International plc (“NIP”) was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the “Tax Notice”). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of approximately EUR 36.3 million, including interest, already refunded. NIP will vigorously challenge the Pescara Tax Court’s decision in favor of the local tax authorities. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

In April 2010, Lehman Brothers Holdings Inc. and Lehman Brothers Special Financing Inc. (collectively, “Lehman Inc.”) commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proofs of claims filed by the Company’s subsidiaries, Nomura Securities Co., Ltd. (“NSC”), NIP and Nomura Global Financial Products Inc. (“NGFP”) in respect of swaps and other derivative transactions in the total amount of approximately $1 billion; and in the case of NSC and NIP, Lehman Inc. sought to recover damages. On January 5, 2012, the parties filed a stipulation dismissing with prejudice the proceedings commenced against NIP and resolving the claims of NIP and NGFP against Lehman.

Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the “Fairfield Funds”), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee’s on-going recovery procedure pursuant to the Securities Investor Protection Act in the U.S. since December 2008), have filed lawsuits in the Supreme Court of the State of New York and U.S. Bankruptcy Court against a number of investors, including NIP, seeking to recover redemption payments that the Fairfield Funds allege, inter alia, were mistakenly made. In a complaint dated October 5, 2010, the amount currently claimed against NIP was approximately $34 million plus interest. The claim against NIP is currently in the U.S. Bankruptcy Court. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

In November 2010, the High Court in London ruled in favor of NIP and Nomura Bank International plc (“NBI”) dismissing claims made by WestLB AG (“WestLB”) against them. WestLB first served the proceedings on NIP and NBI in April 2009, claiming that under the terms of a note issued by NBI and which matured in October 2008, WestLB was entitled to receive approximately $22 million, which it claimed to be the value of a fund of shares referable to the NBI note. WestLB sought permission to appeal and on April 24, 2012 the Court of Appeal dismissed WestLB’s appeal finally concluding the litigation.

In March 2011, PT Bank Mutiara Tbk. (“Bank Mutiara”) commenced proceedings in the Commercial Court of the Canton of Zurich against a special purpose company (“SPC”) established at the request of NIP. These are proceedings to challenge the SPC’s rights over approximately $156 million in an account held in Switzerland. The SPC has a security interest over the money pursuant to a loan facility with a third party. The SPC does not believe that Bank Mutiara has any enforceable security interest over the funds and is seeking release of the monies.

In April 2011, the Federal Home Loan Bank of Boston (“FHLB-Boston”) commenced proceedings in the Superior Court of Massachusetts against numerous sponsors, issuers and underwriters of residential mortgage-backed securities (“MBS”), and their controlling persons, including certain of the Company’s U.S. subsidiaries. The action alleges that FHLB-Boston purchased residential MBS issued by a U.S. subsidiary of the Company for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by a U.S. subsidiary of the Company but does not specify the amount of its purchases or the amount of any alleged losses. Due to the lack of information at this early stage of the litigation and the uncertainties involved, including lack of information concerning the alleged purchases by the plaintiff, and uncertainties concerning significant legal issues that may be dispositive, the Company cannot provide an estimate of exposure to loss related to this matter at this time.

In July 2011, the National Credit Union Administration Board (“NCUA”) commenced proceedings in the United States District Court for the Central District of California as liquidating agent of Western Corporate Federal Credit Union (“Wescorp”) against various sponsors, issuers and underwriters of residential MBS purchased by Wescorp. The complaint alleges that Wescorp purchased residential MBS issued by certain of the Company’s U.S. subsidiaries, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleges that Wescorp purchased certificates in two offerings in which a U.S. subsidiary of the Company was the issuer in the original principal amount of approximately $83 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, the Company cannot provide an estimate of exposure to loss related to this matter at this time.

In September 2011, the Federal Housing Finance Agency (“FHFA”), as conservator for the government sponsored enterprises, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation (the “GSEs”), commenced proceedings in the United States District Court for the Southern District of New York against numerous sponsors, issuers and underwriters of residential MBS, and their controlling persons, including certain of the Company’s U.S. subsidiaries. The action alleges that the GSEs purchased residential MBS issued by certain Company subsidiaries in the U.S. for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHFA alleges that the GSEs purchased certificates in seven offerings in which a U.S. subsidiary of the Company was the issuer in the original principal amount of approximately $2,046 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, the Company cannot provide an estimate of exposure to loss related to this matter at this time.

In October 2011, the NCUA commenced proceedings in the United States District Court for the District of Kansas as liquidating agent of U.S. Central Federal Credit Union (“U.S. Central”) against various sponsors, issuers and underwriters of residential MBS purchased by U.S. Central, including a U.S. subsidiary of the Company. The complaint alleges that U.S. Central purchased residential MBS issued by the Company subsidiary, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint against the U.S. subsidiary alleges that U.S. Central purchased certificates in one offering in which the subsidiary was the issuer in the original principal amount of approximately $50 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, the Company cannot provide an estimate of exposure to loss related to this matter at this time.

In November 2011, NIP was served with a claim filed by the trustee (the “Madoff Trustee”) appointed for the liquidation of Bernard L. Madoff Investment Securities LLC (“BLMIS”) in the United States Bankruptcy Court Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is currently seeking to recover from NIP is approximately $21 million. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

Subsequent Events

NSC is the leading securities firm in Japan with approximately five million client accounts. Accordingly, with a significant number of client transactions, NSC is from time to time party to various Japanese civil litigation and other dispute resolution proceedings with clients relating to investment losses. Among these includes an action commenced against NSC in April 2012 by a large account corporate client seeking ¥5,102 million in damages for losses on the pre-maturity cash out of 16 series of currency-linked structured notes purchased from NSC between 2003 and 2008. The plaintiff alleges among other things, insufficient explanation in the sale of the structured notes by NSC. NSC believes these allegations are without merit. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

The Company supports the position of its subsidiaries in each of these claims.

Certain Mortgage-Related Contingencies in the U.S.

Certain of the Company’s subsidiaries in the U.S. securitized mortgage loans in the form of MBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the “originators”). In connection with such purchases, these subsidiaries received loan level representations from the originators. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower’s credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator’s guidelines, and the fact that the loan was originated in compliance with applicable laws.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, which the subsidiaries believe were made at the instance of one or more investors, and from certificate insurers. It is our policy to review each claim that has been received, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit.

The Company cannot provide an estimate of reasonably possible loss relating to the existing unresolved demands or the likelihood of additional breach of representation claims at this time due to the uncertainties involved. Specifically, macroeconomic conditions, including the unemployment rate, affect the rate of defaults in residential mortgages. Further, the Company’s exposure with respect to such claims is influenced by the particular originators which underwrote the loans at issue, the particular representations made (which were not uniform across all securitizations), and fluctuations in values in the residential real estate markets which affect the loss severity for defaulting loans. As at June 15, 2012, the subsidiaries have received loan repurchase claims of $2,924 million that are unresolved.

Guarantees—

ASC 460 “Guarantees” specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees:

	Millions of yen
	March 31
	2011		2012
	Carrying value	Maximum potential payout / Notional Total	Carrying value	Maximum potential payout / Notional Total
Derivative contracts(1)(2)	¥3,539,472	¥101,555,634	¥3,997,315	¥107,572,427
Standby letters of credit and other guarantees(3)	267	8,512	264	21,674

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.

(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.

(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.

The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees as of March 31, 2012:

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,997,315	¥107,572,427	¥37,525,420	¥22,496,226	¥12,868,744	¥34,682,037
Standby letters of credit and other guarantees	264	21,674	12,919	138	212	8,405

Segment And Geographic Information	12 Months Ended
Mar. 31, 2012
Segments, Geographical Areas [Abstract]
Segment And Geographic Information

23. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. In April 2011, Nomura Bank (Luxembourg) S.A. in the Asset Management segment was integrated into “Other”. In accordance with this integration, certain prior year amounts have been reclassified to conform to the current presentation.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2010
Non-interest revenues	¥384,816	¥60,537	¥763,567	¥(96,886)	¥1,112,034
Net interest revenue	3,456	1,515	25,964	(1,554)	29,381

Net revenue	388,272	62,052	789,531	(98,440)	1,141,415
Non-interest expenses	274,915	46,836	614,349	109,475	1,045,575

Income (loss) before income taxes	¥113,357	¥15,216	¥175,182	¥(207,915)	¥95,840

Year ended March 31, 2011
Non-interest revenues	¥389,404	¥62,670	¥534,094	¥70,117	¥1,056,285
Net interest revenue	3,029	3,865	96,442	(12,027)	91,309

Net revenue	392,433	66,535	630,536	58,090	1,147,594
Non-interest expenses	291,245	46,513	623,819	75,866	1,037,443

Income (loss) before income taxes	¥101,188	¥20,022	¥6,717	¥(17,776)	¥110,151

Year ended March 31, 2012
Non-interest revenues	¥347,385	¥63,022	¥426,608	¥575,048	¥1,412,063
Net interest revenue	2,873	2,778	129,274	(14,936)	119,989

Net revenue	350,258	65,800	555,882	560,112	1,532,052
Non-interest expenses	287,128	45,281	593,465	525,028	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,583)	¥35,084	¥81,150

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

The following table presents the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net gain related to economic hedging transactions	¥3,323	¥2,290	¥8,372
Realized gain (loss) on investments in equity securities held for operating purposes	(3,365)	219	198
Equity in earnings of affiliates	7,765	8,996	10,613
Corporate items(1)	(83,291)	(33,327)	(31,411)
Other(2)	(132,347)	4,046	47,312

Total	¥(207,915)	¥(17,776)	¥35,084

(1)	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31, 2012.

(2)

Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura’s own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

The table below presents a reconciliation of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income (loss) before income taxes in the consolidated statements of income.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue	¥1,141,415	¥1,147,594	¥1,532,052
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated net revenue	¥1,150,822	¥1,130,698	¥1,535,859

Non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902
Unrealized gain on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902

Income before income taxes	¥95,840	¥110,151	¥81,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated income before income taxes	¥105,247	¥93,255	¥84,957

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue(1):
Americas	¥131,512	¥168,889	¥143,350
Europe	348,829	257,135	195,826
Asia and Oceania	63,748	44,474	34,819

Subtotal	544,089	470,498	373,995
Japan	606,733	660,200	1,161,864

Consolidated	¥1,150,822	¥1,130,698	¥1,535,859

Income (loss) before income taxes:
Americas	¥3,557	¥4,410	¥(24,612)
Europe	18,995	(43,627)	(91,544)
Asia and Oceania	13,036	(16,296)	(12,937)

Subtotal	35,588	(55,513)	(129,093)
Japan	69,659	148,768	214,050

Consolidated	¥105,247	¥93,255	¥84,957

	March 31
	2010	2011	2012
Long-lived assets:
Americas	¥94,508	¥91,295	¥94,698
Europe	98,223	115,352	114,195
Asia and Oceania	32,871	31,642	23,892

Subtotal	225,602	238,289	232,785
Japan	269,449	270,945	973,711

Consolidated	¥495,051	¥509,234	¥1,206,496

(1)	There is no revenue derived from transactions with a single major external customer.

Supplementary Subsidiary Guarantee Information Required Under SEC Rules	12 Months Ended
Mar. 31, 2012
Supplementary Subsidiary Guarantee Information Required Under SEC Rules [Abstract]
Supplementary Subsidiary Guarantee Information Required Under SEC Rules

24. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of borrowings of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.

Summary Of Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2012
Summary Of Accounting Policies [Abstract]
Description Of Business

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on these investments by increasing the corporate value of investee companies. As of April 2012, Nomura has simplified the organizational structure, and Global Markets has been split into Fixed Income and Equities.
Basis Of Presentation

Basis of presentation—

The accounting and financial reporting policies of the Company conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.

These consolidated financial statements include the accounts of the Company and other entities in which it has a controlling financial interest. The Company initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification™ (“ASC”) 810 “Consolidation” (“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. The Company consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders. For certain VIE entities that qualify as investment companies under ASC 946 “Financial Services—Investment Companies” (“ASC 946”) or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, Nomura is the primary beneficiary when it holds interests that will absorb a majority of the expected losses or a majority of the expected residual returns of the entity, or both.

For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.

Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported in Other assets—Investments in and advances to affiliated companies or at fair value by electing the fair value option permitted by ASC 825 “Financial Instruments” (“ASC 825”) and reported within Trading assets or Private equity investments or Other assets—Other. Investments undertaken by Nomura’s merchant banking business are reported within Private equity investments and Other assets—Other. Other investments are reported within Trading assets. Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.

Certain entities in which the Company has a financial interest are investment companies under ASC 946. These entities, including subsidiaries such as Nomura Principal Finance Co., Ltd. (“NPF”), carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”) and Nomura International plc (“NIP”).

All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.
Use Of Estimates

Use of estimates—

In presenting these consolidated financial statements, management makes estimates regarding the valuation of certain financial instruments and investments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results may differ from estimates which could have a material impact on these consolidated financial statements, and it is possible that such adjustments could occur in the near term.
Fair Value Of Financial Instruments

Fair value of financial instruments—

A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “Fair value of financial instruments” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.
Private Equity Business

Private equity business—

Private equity investments are generally carried at fair value, with changes in fair value recognized through the consolidated statements of income. See Note 4 “Private equity business” for further information.
Transfers Of Financial Assets

Transfers of financial assets—

Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.

In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within Trading assets in the consolidated balance sheets with the change in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.
Foreign Currency Translation

Foreign currency translation—

The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese yen are translated into Japanese yen at exchange rates in effect at the balance sheet date; all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within Accumulated other comprehensive income (loss) in NHI shareholders’ equity.

Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.
Fee Revenue

Fee revenue—

Revenue—Commissions includes amounts charged for executing brokerage transactions accrued on a trade date basis and are included in current period earnings. Revenue—Fees from investment banking includes securities underwriting fees and other corporate financing services fees. Underwriting fees are recorded when services for underwriting are completed. All other fees are recognized when related services are performed. Revenue—Asset management and portfolio service fees are accrued over the period that the related services are provided or when specified performance requirements are met.
Trading Assets And Trading Liabilities

Trading assets and trading liabilities—

Trading assets and Trading liabilities primarily comprise debt and equity securities, derivatives and loans which are generally recognized on the consolidated balance sheets on a trade date basis and carried at fair value with changes in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.
Collateralized Agreements And Collateralized Financing

Collateralized agreements and collateralized financing—

Collateralized agreements consist of resale agreements and securities borrowed. Collateralized financing consists of repurchase agreements, securities loaned and other secured borrowings.

Resale and repurchase agreements (“repo transactions”) principally involve the buying or selling of government and government agency securities under agreements with clients to resell or repurchase these securities to or from those clients. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate. Certain repo transactions are carried at fair value through election of the fair value option. No allowance for credit losses is generally recorded on repurchase agreements due to the strict collateralization requirements.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 “Transfers and Servicing” (“ASC 860”) are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and March 31, 2012 were ¥169,766 million and ¥39,797 million, respectively.

Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase transaction used in the Japanese financial market. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount that the securities were originally acquired or sold with applicable accrued interest, as appropriate.

Repo transactions (including Gensaki Repo transactions) are presented in the consolidated balance sheets net-by-counterparty, where offsetting is consistent with ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”).

Securities borrowedand securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. No allowance for credit losses is generally recorded on securities borrowing transactions due to the strict collateralization requirements.

Nomura adopted Accounting Standard Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) from January 1, 2012 and certain Japanese securities lending transactions undertaken after adoption date are accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 are no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and March 31, 2012 were ¥291,870 million and ¥1,930 million, respectively.

Other secured borrowings consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are recorded at contractual amounts due.

Trading balances of secured borrowings consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales and are reported in the consolidated balance sheets within Long-term borrowings. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 8 “Securitizations and Variable Interest Entities” and Note 13 “Borrowings” for further information regarding these transactions.

All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including Gensaki Repo transactions, are reported parenthetically within Trading assets as Securities pledged as collateral in the consolidated balance sheets.
Derivatives

Derivatives—

Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.

Derivative assets and liabilities are presented in the consolidated balance sheets on a net-by-counterparty basis where offsetting is consistent with ASC 210-20. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively.

Trading

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading.

Non-trading

In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading purposes are formally designated as fair value and net investment accounting hedges under ASC 815 “Derivatives and Hedging” (“ASC 815”).

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of income within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through NHI shareholders’ equity within Accumulated other comprehensive income (loss). Change in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measure of hedge effectiveness and is reported in the consolidated statements of income within Revenue—Other.

See Note 3 “Derivative Instruments and Hedging Activities” for further information.
Loans Receivable

Loans receivable—

Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is generally reported in the consolidated statements of income within Revenue—Interest and dividends.

Loans receivable carried at fair value

Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within Revenue—Net gain on trading.

Loans receivable carried at amortized cost

Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees or costs, unamortized premiums or discounts on purchased loans and after deducting any applicable allowance for loan losses.

Loan origination fees, net of direct origination costs, are amortized to Revenue—Interest and dividends as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were ¥483 million and ¥552 million as of March 31, 2011 and March 31, 2012, respectively.

See Note 9 “Financing receivables” for further information.
Other Receivables

Other receivables—

Receivables from customers include amounts receivable on client securities transactions andReceivables from other than customers include amounts receivable for securities not delivered to a purchaser by the settlement date, margin deposits, commissions, and net receivables arising from unsettled securities transactions.

These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management’s best estimate of probable losses incurred within receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within the Allowance for doubtful accounts.
Loan Commitments

Loan commitments—

Unfunded loan commitments are accounted for as either off-balance sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.

Loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading. Loan commitment fees are recognized as part of the fair value of the commitment.

For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within Other liabilities—other in the consolidated balance sheets which reflects management’s best estimate of probable losses incurred within the loan commitments which have been specifically identified as impaired. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.
Payables And Deposits

Payables and deposits—

Payables to customersinclude amounts payable on client securities transactions and are generally measured at contractual amounts due.

Payables to other than customers include payables to brokers and dealers for securities not received from a seller by the settlement date and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due. The net payable arising from unsettled securities transactions reported within Payables to other than customers was ¥60,771 million and ¥396,116 million as of March 31, 2011 and March 31, 2012, respectively.

Deposits received at banks represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.
Office Buildings, Land, Equipment And Facilities

Office buildings, land, equipment and facilities—

Office buildings, land, equipment and facilities, held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.

The following table presents a breakdown of Office buildings, land, equipment and facilities as of March 31, 2011 and 2012.

	Millions of yen
	March 31
	2011	2012
Land	¥70,057	¥594,146
Office buildings	110,097	235,995
Equipment and facilities	79,747	60,840
Software	128,318	141,069
Construction in progress	3,817	13,900

Total	¥392,036	¥1,045,950

Depreciation and amortization charges are generally computed using the straight-line method and at rates based on estimated useful lives of each asset according to general class, type of construction and use. The estimated useful lives for significant asset classes are as follows:

Office buildings	2 to 65 years
Equipment and facilities	3 to 15 years
Software	Up to 5 years

Depreciation and amortization is reported within Non-interest expenses—Information processing and communications in the amount of ¥51,924 million, ¥52,455 million, ¥54,083 million, and in Non-interest expenses—Occupancy and related depreciation in the amount of ¥21,157 million, and ¥23,132 million, and ¥46,489 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Leases that involve real estate are classified as either operating or capital leases in accordance with ASC 840 “Leases” (“ASC 840”). Rent expense relating to operating leases is recognized over the lease term on a straight-line basis. If the lease is classified as a capital lease, Nomura recognizes the real estate as an asset on the consolidated balance sheets together with a lease obligation. The real estate is initially recognized at the lower of its fair value or present value of minimum lease payments, and subsequently depreciated over its useful life on straight-line basis. Where Nomura has certain involvement in the construction of real estate subject to a lease, Nomura is deemed the owner of the construction project and recognizes the real estate on the consolidated balance sheets until construction is completed. At the end of the construction period the real estate is either derecognized or continues to be recognized on the consolidated balance sheets in accordance with ASC 840, depending on the extent of Nomura’s continued involvement with the real estate.

Long-lived assets, excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.

Nomura recorded non-cash impairment charges of ¥194 million, and ¥1,532 million, and ¥3,135 million substantially related to write-downs of software, office buildings, land, equipment, facilities, and other assets for the years ended March 31, 2010, 2011 and 2012, respectively. These losses are reported in the consolidated statements of income within Non-interest expenses—Other. The revised carrying values of these assets were based on the estimated fair value of the assets.
Investments In Equity Securities

Investments in equity securities—

Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies will also often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.

These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within Other assets—Investments in equity securities in the consolidated balance sheets, with changes in fair value reported within Revenue—Gain (loss) on investments in equity securities in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥66,792 million and ¥24,243 million, respectively, as of March 31, 2011 and ¥69,552 million and ¥18,635 million, respectively, as of March 31, 2012.
Other non-trading debt and equity securities

Other non-trading debt and equity securities—

Certain non-trading subsidiaries within Nomura and an insurance subsidiary which was acquired during the year ended March 31, 2012 hold debt securities and minority stakes in equity securities for non-trading purposes. Non-trading securities held by non-trading subsidiaries are carried at fair value and reported within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with changes in fair value recognized within Revenue—Other in the consolidated statements of income. Non-trading securities held by the insurance subsidiary are also carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized in the consolidated statements of income and any non-credit loss component recognized within Other comprehensive income (loss) in the consolidated statements of comprehensive income.

See Note 7 “Non-trading securities” for further information regarding these securities.
Short-Term And Long-Term Borrowings

Short-term and long-term borrowings—

Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are primarily carried at amortized cost.
Structured Notes

Structured notes—

Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation.

All structured notes issued by Nomura on or after April 1, 2008 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes is made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Certain structured notes outstanding as of March 31, 2008 were already measured at fair value but others continue to be accounted for by Nomura by bifurcating the embedded derivative from the associated debt host contract. The embedded derivative is accounted for at fair value and the debt host contract is accounted for at amortized cost.

Changes in the fair value of structured notes elected for the fair value option and bifurcated embedded derivatives are reported within Revenue—Net gain on trading in the consolidated statements of income.
Income Taxes

Income taxes—

Deferred tax assets and liabilities are recorded for the expected future tax consequences of tax loss carryforwards and temporary differences between the carrying amounts and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is provided for tax benefits available to Nomura that are not deemed more likely than not to be realized.

Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on the technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.
Stock-Based Compensation

Stock-based and other compensation awards—

Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.

Stock-based awards such as Stock Acquisition Rights (“SARs”) which are expected to be settled by the delivery of the Company’s shares are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.

Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled as also effectively classified as liability awards. These awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s shares or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.

See Note 16 “Deferred compensation plans” for further information regarding these types of award.
Earnings Per Share

Earnings per share—

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted method.
Cash And Cash Equivalents	Cash and cash equivalents— Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill And Intangible Assets

Goodwill and intangible assets—

Goodwill and intangible assets not subject to amortization are reviewed annually, or more frequently in certain circumstances, for impairment. Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. Nomura periodically assesses the recoverability of goodwill by comparing the fair value of each reporting unit to which goodwill relates to the carrying amount of the reporting unit including goodwill. If such assessment indicates that the fair value is less than the related carrying amount, a goodwill impairment determination is made. Identifiable intangible assets with finite lives are amortized over their expected useful lives.

Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.
Restructuring Costs

Restructuring costs—

Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in a employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.
New Accounting Pronouncements Adopted During The Current Year

New accounting pronouncements adopted during the current year—

The following new accounting pronouncements relevant to Nomura have been adopted during the year ended March 31, 2012:

Fair value measurements and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which amends the methodology for determining fair value and enhances disclosures related to fair value measurements. In particular, ASU 2011-04:

•

Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy, and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

•

Clarifies that the fair value of equity instruments classified in shareholders’ equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

•

Clarifies that the principal market should be determined based on the market with greatest volume and level of activity that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011, with early adoption not permitted.

Nomura adopted ASU 2011-04 from January 1, 2012 and these amendments have not had a material impact on these consolidated financial statements.

See Note 2 “Fair value of financial instruments” for further information where the new disclosures have been provided.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 through issuance of ASU 2011-03 which modifies the effective control criterion related to when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Prior to adoption of the ASU 2011-03, when assessing effective control, one of the conditions a transferor evaluated was the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability was demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. These amendments removed this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement are now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively during interim or annual periods beginning after December 15, 2011, with early adoption not permitted.

Nomura adopted ASU 2011-03 from January 1, 2012 and certain Japanese securities lending transactions undertaken after adoption date are now accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 are no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and as of March 31, 2012 were ¥291,870 million and ¥1,930 million, respectively.

Accounting for troubled debt restructurings

In April 2011, the FASB issued amendments to ASC 310 “Receivables” through issuance of Accounting Standard Update ASU 2011-02 “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”). These amendments provide additional guidance and clarification to creditors in determining whether a debt restructuring constitutes a troubled debt restructuring.

ASU 2011-02 is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.

As a result of issuance of ASU 2011-01 “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”, new disclosures around troubled debt restructuring required by ASU 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”) are also effective for interim or annual periods beginning on or after June 15, 2011.

Nomura adopted ASU 2011-02 from July 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.

See Note 9 “Financing Receivables” for further information where the new disclosures have been provided.

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 “Business Combinations” (“ASC 805”) through issuance of ASU 2010-29 “Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”). These amendments address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a reporting entity such as Nomura that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura adopted ASU 2010-29 from April 1, 2011. Because the amendments only provide clarification on disclosure requirements, they have not had, and are not expected to have, a material impact on these consolidated financial statements.

Clarifications on impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 “Intangibles—Goodwill and Other” (“ASC 350”) through issuance of ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”). These amendments address questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at a “reporting unit” level. When a goodwill impairment test is performed, a reporting entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, a reporting entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU 2010-28, a reporting entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit’s goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura adopted ASU 2010-28 from April 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 through issuance of ASU 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). These amendments expand fair value disclosure requirements, including a requirement that information about purchases, sales, issues and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning January 1, 2010. Gross information on purchases, sales, issues and settlements is required in fiscal years beginning after December 15, 2010.

Nomura adopted these additional disclosure requirements within ASU 2010-06 from April 1, 2011. Because ASU 2010-06 only introduces new disclosures and does not impact upon how Nomura measures fair value, these amendments have not had a material impact on these consolidated financial statements.

See Note 2 “Fair value of financial instruments” for further information where the new disclosures have been provided.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 “Revenue Recognition” through issuance of ASU 2009-13 “Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”). These amendments revise the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted.

Nomura adopted ASU 2009-13 from April 1, 2011 and these amendments have not had a material impact on these consolidated financial statements.
Future Accounting Developments	Future accounting developments— The following new accounting pronouncements relevant to Nomura will be adopted in future periods: Disclosures about offsetting assets and liabilities In December 2011, the FASB issued amendments to ASC 210-20 through issuance of ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented. Nomura will adopt ASU 2011-11 from April 1, 2013. Because these amendments only require enhanced disclosures rather than change the guidance around when assets and liabilities can be offset, they are not expected to have a material impact on these consolidated financial statements. Goodwill impairment testing In September 2011, the FASB issued amendments to ASC 350 through issuance of ASU 2011-08 “Testing Goodwill for Impairment” (“ASU 2011-08”). These amendments simplify goodwill impairment testing by permitting a reporting entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If the reporting entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount, the quantitative test is not required. ASU 2011-08 is effective prospectively for goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. Nomura will adopt ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change either the level at which the test is performed or the quantitative test itself, these amendments are not expected to have a material impact on these consolidated financial statements. Presentation of comprehensive income In June 2011, the FASB issued amendments to ASC 220 “Comprehensive Income” (“ASC 220”) through issuance of ASU 2011-05 “Presentation of Comprehensive Income” (“ASU 2011-05”). These amendments revise the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted. In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) which deferred certain aspects of ASU 2011-05. Nomura will adopt ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, these amendments are not expected to have a material impact on these consolidated financial statements.

Summary Of Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Accounting Policies [Abstract]
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2011	2012
Land	¥70,057	¥594,146
Office buildings	110,097	235,995
Equipment and facilities	79,747	60,840
Software	128,318	141,069
Construction in progress	3,817	13,900

Total	¥392,036	¥1,045,950

Schedule Of Estimated Life Of Significant Assets

Office buildings	2 to 65 years
Equipment and facilities	3 to 15 years
Software	Up to 5 years

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities (“CMBS”)	—	171	28	—	199
Residential mortgage-backed securities (“RMBS”)	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations (“CDO”) and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivative assets(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivative assets	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivative liabilities(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivative liabilities	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Schedule of Quantitative Information Regarding Significant Unobservable Inputs And Assumptions

	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments

Equities	125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:

Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets

Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%

			Growth rates	0.0%

		Market Multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:

Long-term borrowings	(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

(1)	Valuation technique(s) and unobservable inputs represent those of non-trading equity securities which are reported in Other assets.

Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue

	Billions of yen
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue					Purchases (issues) / sales (redemptions), and settlements(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2011
		Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥164	¥(1)	¥—	¥—	¥(1)	¥(2)	¥(33)	¥(8)	¥121
Private equity	325	—	—	19	0	19	(55)	—	289
Japanese agency and municipal securities	0	0	—	—	—	0	3	(3)	—
Foreign government, agency and municipal securities	22	6	—	—	—	6	5	(10)	23
Bank and corporate debt securities and loans for trading purposes	131	8	—	—	0	8	(37)	(51)	51
Commercial mortgage-backed securities (“CMBS”)	27	6	—	—	—	6	5	(10)	28
Residential mortgage-backed securities (“RMBS”)	4	1	—	—	—	1	(2)	0	3
Mortgage and other mortgage-backed securities	117	0	—	—	—	0	9	2	128
Collateralized debt obligations (“CDO”) and other	43	1	—	—	—	1	(10)	0	34
Investment trust funds and other	10	0	—	—	—	0	(0)	—	10

Total cash instruments	843	21	—	19	(1)	39	(115)	(80)	687

Derivatives, net(5)
Equity contracts	32	30	—	—	—	30	(39)	5	28
Interest rate contracts	9	80	—	—	—	80	(71)	(7)	11
Credit contracts	(58)	(51)	—	—	—	(51)	50	4	(55)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(1)	7	2
Commodity contracts	(0)	(6)	—	—	—	(6)	3	1	(2)

Total derivatives, net	(19)	51	—	—	—	51	(58)	10	(16)

Subtotal	¥824	¥72	¥—	¥19	¥(1)	¥90	¥(173)	¥(70)	¥671

Loans and receivables	10	0	—	—	—	0	7	(6)	11
Other assets	38	(0)	1	—	—	1	(1)	(13)	25

Total	¥872	¥72	¥1	¥19	¥(1)	¥91	¥(167)	¥(89)	¥707

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥—
Foreign government, agency and municipal securities	—	0	—	—	—	0	0	(0)	—
Bank and corporate debt securities	0	0	—	—	—	0	(0)	(0)	—

Subtotal	¥0	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(0)	¥—

Short-term borrowings	9	1	—	—	—	1	(6)	(1)	1
Payables and deposits	(0)	0	—	—	—	0	1	(0)	1
Long-term borrowings	(127)	49	—	—	—	49	295	25	144

Total	¥(118)	¥50	¥—	¥—	¥—	¥50	¥290	¥24	¥146

		Billions of yen
		Year ended March 31, 2012
	Balance as of April 1, 2011	Total gains (losses) recognized in revenue(6)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(7)	Sales / redemptions(7)	Settlements	Foreign exchange movements	Transfers into Level 3(4)	Transfers out of Level 3(4)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥57	¥(27)	¥—	¥(1)	¥8	¥(22)	¥125
Private equity	289	23	—	4	(112)	—	(2)	—	—	202
Japanese agency and municipal securities	—	0	—	27	(18)	—	—	1	(0)	10
Foreign government, agency and municipal securities	23	11	—	415	(403)	—	—	4	(13)	37
Bank and corporate debt securities and loans for trading purposes	51	(0)	—	159	(154)	—	(0)	44	(38)	62
Commercial mortgage-backed securities (“CMBS”)	28	0	—	8	(33)	—	0	6	(1)	8
Residential mortgage-backed securities (“RMBS”)	3	0	—	3	(13)	—	0	13	(1)	5
Mortgage and other mortgage-backed securities	128	1	—	7	(45)	—	(0)	—	—	91
Collateralized debt obligations (“CDO”) and other	34	(1)	—	21	(24)	—	0	8	(18)	20
Investment trust funds and other	10	(1)	—	2	(2)	—	(0)	0	—	9

Total cash instruments	687	22	—	703	(831)	—	(3)	84	(93)	569

Derivatives, net(5)
Equity contracts	28	(13)	—	—	—	6	(2)	(4)	(1)	14
Interest rate contracts	11	(3)	—	—	—	(24)	(4)	12	(31)	(39)
Credit contracts	(55)	(30)	—	—	—	52	3	25	(6)	(11)
Foreign exchange contracts	2	22	—	—	—	(6)	0	0	(0)	18
Commodity contracts	(2)	0	—	—	—	(0)	(0)	2	0	(0)

Total derivatives, net	(16)	(24)	—	—	—	28	(3)	35	(38)	(18)

Subtotal	¥671	¥(2)	¥—	¥703	¥(831)	¥28	¥(6)	¥119	¥(131)	¥551

Loans and receivables	11	(4)	—	10	(5)	—	(0)	—	(1)	11
Other assets
Non-trading debt securities	0	0	(0)	8	(2)	—	(0)	—	—	6
Other	25	(1)	(1)	66	(17)	—	0	0	(0)	72

Total	¥707	¥(7)	¥(1)	¥787	¥(855)	¥28	¥(6)	¥119	¥(132)	¥640

Liabilities:
Trading liabilities
Equities	—	—	—	(0)	0	—	—	0	—	0
Bank and corporate debt securities	—	(0)	—	2	(1)	—	—	—	—	1

Subtotal	¥—	¥(0)	¥—	¥2	¥(1)	¥—	¥—	¥0	¥—	¥1

Short-term borrowings	1	0	—	16	(15)	—	0	0	(2)	0
Payables and deposits	1	(0)	—	(0)	(1)	—	—	—	—	(0)
Long-term borrowings	144	(50)	—	77	(183)	—	(10)	2	(93)	(13)

Total	¥146	¥(50)	¥—	¥95	¥(200)	¥—	¥(10)	¥2	¥(95)	¥(12)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU No. 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”) and ASU No. 2009-16 “Accounting for Transfers of Financial Assets”.
(4)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(7)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

Fair Value, Level 3 Assets ad Liabilities Measured on Recurring Basis, Unrealized Gains (Losses)

	Billions of yen
	Year ended March 31, 2011
	Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(7)	¥—	¥—	¥(1)	¥(8)
Private equity	—	—	8	—	8
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	(1)	—	—	—	(1)
Commercial mortgage-backed securities (“CMBS”)	9	—	—	—	9
Residential mortgage-backed securities (“RMBS”)	0	—	—	—	0
Mortgage and other mortgage-backed securities	(5)	—	—	—	(5)
Collateralized debt obligations (“CDO”) and other	(0)	—	—	—	(0)
Investment trust funds and other	0	—	—	—	0

Total cash instruments	(3)	—	8	(1)	4

Derivatives, net(2)
Equity contracts	23	—	—	—	23
Interest rate contracts	91	—	—	—	91
Credit contracts	(28)	—	—	—	(28)
Foreign exchange contracts	(1)	—	—	—	(1)
Commodity contracts	(4)	—	—	—	(4)

Total derivatives, net	81	—	—	—	81

Subtotal	¥78	¥—	¥8	¥(1)	¥85

Loans and receivables	0	—	—	—	0
Other assets	(0)	2	—	—	2

Total	¥78	¥2	¥8	¥(1)	¥87

Liabilities:
Short-term borrowings	0	—	—	—	0
Payables and deposits	0	—	—	—	0
Long-term borrowings	12	—	—	—	12

Total	¥12	¥—	¥—	¥—	¥12

Billions of yen
Year ended March 31, 2012
Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(2)
Private equity	(12)
Japanese agency and municipal securities	(0)
Foreign government, agency and municipal securities	2
Bank and corporate debt securities and loans for trading purposes	(3)
Commercial mortgage-backed securities (“CMBS”)	3
Residential mortgage-backed securities (“RMBS”)	(0)
Mortgage and other mortgage-backed securities	1
Collateralized debt obligations (“CDO”) and other	(1)
Investment trust funds and other	(0)

Total cash instruments	(12)

Derivatives, net(2)
Equity contracts	(6)
Interest rate contracts	(9)
Credit contracts	(45)
Foreign exchange contracts	16
Commodity contracts	0

Total derivatives, net	(44)

Subtotal	¥(56)

Loans and receivables	(3)
Other assets
Non-trading debt securities	0
Other	(2)

Total	¥(61)

Liabilities:
Short-term borrowings	0
Payables and deposits	(0)
Long-term borrowings	(63)

Total	¥(63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

Information On The Investments Where NAV Per Share Is Calculated

	Billions of yen
	March 31, 2011
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option

	Billions of yen
	Year ended March 31
	2010	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(1)	¥(4)	¥0
Private equity	(0)	0	(12)
Loans and receivables	8	8	(6)
Collateralized agreements(3)	—	6	10
Other assets(2)	—	—	(0)

Total	¥7	¥10	¥(8)

Liabilities:
Short-term borrowings(4)	¥(3)	¥(7)	¥(14)
Collateralized financing(3)	—	(0)	(1)
Long-term borrowings(4)(5)	(147)	(37)	(11)
Other liabilities(6)	—	—	0

Total	¥(150)	¥(44)	¥(26)

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,304	¥1,319	¥2,527	¥448	¥6,598

(1)	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥640 billion as of March 31, 2012. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Estimated Fair Value Of Financial Insruments Not Carried At Fair Value

	Billions of yen
	March 31, 2011(1)		March 31, 2012(1)
					Fair value by level
	Carrying value	Fair value	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	1,620	1,620	1,071	1,071	1,071	—	—
Time deposits	339	339	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	191	191	230	230	—	230	—
Loans receivable(2)	1,268	1,265	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell(3)	9,559	9,559	7,663	7,663	—	7,663	—
Securities borrowed	5,598	5,598	6,080	6,080	—	6,080	—

Total Assets	18,575	18,572	16,987	16,983	1,071	15,657	255

Liabilities:
Short-term borrowings	1,167	1,167	1,186	1,186	—	1,186	0
Deposits received at banks	813	813	905	905	—	905	—
Securities sold under agreements to repurchase(3)	10,814	10,814	9,928	9,928	—	9,928	—
Securities loaned	1,710	1,710	1,700	1,700	—	1,700	—
Long-term borrowings	8,403	8,179	8,505	8,242	154	8,084	4

Total Liabilities	22,907	22,683	22,224	21,961	154	21,803	4

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.
(3)	Includes amounts carried at fair value through election of the fair value option and represents amounts after counterparty netting in accordance with ASC 210-20.

Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Instruments And Hedging Activities [Abstract]
Concentration Of Exposures To Credit Risk In OTC Derivatives

	Billions of yen
	March 31, 2011
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680
	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

Volume Of Derivative Activity In Statement Of Financial Position

	Billions of yen
	March 31, 2011
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative Amounts Included In The Consolidated Statements Of Income

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥326	¥206	¥(137)
Interest rate contracts	248	132	42
Credit contracts	(284)	88	(73)
Foreign exchange contracts	124	(171)	(67)
Commodity contracts	(1)	(10)	(4)

Total	¥413	¥245	¥(239)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair Value Hedges

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥14	¥22	¥76

Total	¥14	¥22	¥76

Hedged items:
Long-term borrowings	¥(14)	¥(22)	¥(76)

Total	¥(14)	¥(22)	¥(76)

Net Investment Hedges
	Billions of yen
	Year ended March 31
	2010	2011	2012
Hedging instruments:
Foreign exchange contracts	¥—	¥0	¥(1)
Long-term borrowings	—	17	4

Total	¥—	¥17	¥3

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2011 and 2012.

Written Credit Derivatives And Purchased Credit Protection

	Billions of yen
	March 31, 2011
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit risk related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit risk related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written Credit Derivatives By External Credit Rating Of The Underlying Asset

	Billions of yen
	March 31, 2011
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit risk related portfolio products	22	—	—	0	—	3,530	3,552
Credit risk related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Investment Company Accounting (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Investment Company Accounting [Abstract]
Summary Of Aggregate Fair Value And Cost Of Investments
	Millions of yen
	March 31
	2011	2012
Closing cost(1)	¥148,358	¥31,691
Gross unrealized appreciation	104,807	110,600
Gross unrealized depreciation	(44,411)	(9,971)

Closing fair value	¥208,754	¥132,320

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

Summary Of Performance Of The Investments

	Millions of yen
	March 31
	2010	2011	2012
Opening fair value	¥253,693	¥267,168	¥208,754
Purchase / (sales) of investees during the period(1)	(5,004)	(70,292)	(109,724)
Realized gains / (losses) during the period(2)	(2,212)	10,070	35,931
Change in unrealized gains / (losses) during the period(3)	20,691	1,808	(2,641)

Closing fair value	¥267,168	¥208,754	¥132,320

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
(2)	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.
(3)	Includes the effect of foreign exchange movements.

Collateralized Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Collateralized Transactions [Abstract]
Fair Value Of Securities Received As Collateral Available To Sell Or Repledge

	Billions of yen
	March 31
	2011	2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,895

Assets Owned, Pledged As Collateral

	Millions of yen
	March 31
	2011	2012
Trading assets:
Equities and convertible securities	¥29,935	¥47,966
Government and government agency securities	977,291	1,333,482
Bank and corporate debt securities	93,250	139,863
Commercial mortgage-backed securities (“CMBS”)	54,725	40,183
Residential mortgage-backed securities (“RMBS”)	1,572,177	1,527,946
Collateralized debt obligations (“CDO”) and other(1)	64,247	82,298
Investment trust funds and other	9,652	—

	¥2,801,277	¥3,171,738

Non-trading debt securities	¥86,234	¥54,969
Investments in and advances to affiliated companies	¥36,639	¥33,921

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets Subject To Lien
	Millions of yen
	March 31
	2011	2012
Loans and receivables	¥27,635	¥55,236
Trading assets	2,010,605	1,515,079
Office buildings, land, equipment and facilities	20,815	116,530
Non-trading debt securities	278,261	337,681
Other	—	260,683

	¥2,337,316	¥2,285,209

Non-trading Securities (Tables)	12 Months Ended
Mar. 31, 2012
Available-for-sale Securities [Abstract]
Non-trading Securities Reconciliation
	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government, state, municipal and government agency securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

Residual Contractual Maturity Of Non-trading Debt Securities

	Millions of yen
	March 31, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥187,773	¥16,241	¥37,200	¥90,423	¥43,909

Fair Value And Unrealized Losses Of Non-trading Securities
	Millions of yen
	March 31, 2012
	Less than 12 months
	Fair value	Gross unrealized losses
Government, state, municipal and government agency securities	¥14,954	¥164
Other debt securities	5,920	182
Equities	21,049	2,069

Total	¥41,923	¥2,415

Securitizations And Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Securitizations And Variable Interest Entities [Abstract]
Fair Value Of Retained Interests
	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value
	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2011	2012
Fair value of retained interests(1)	¥192	¥157
Weighted-average life (Years)	6.3	7.0
Constant prepayment rate	7.1%	8.1%
Impact of 10% adverse change	(0.5)	(1.3)
Impact of 20% adverse change	(1.0)	(2.4)
Discount rate	4.7%	3.3%
Impact of 10% adverse change	(4.3)	(3.7)
Impact of 20% adverse change	(7.4)	(7.1)

(1)	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥157 billion out of ¥165 billion as of March 31, 2012. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type And Carrying Value Of Financial Assets

	Billions of yen
	March 31
	2011	2012
Assets
Trading assets
Equities	¥89	¥116
Debt securities	110	84
Mortgage, mortgage-backed securities	35	27
Long-term loans receivable	22	21

Total	¥256	¥248

Liabilities
Long-term borrowings	¥230	¥223

Classification Of The Consolidated VIEs' Assets And Liabilities

	Billions of yen
	March 31
	2011	2012
Consolidated VIE assets
Cash and cash equivalents	¥92	¥52
Trading assets
Equities	785	730
Debt securities	239	180
Mortgage and mortgage-backed securities	67	84
Investment trust funds and other	8	0
Derivatives	10	4
Private equity investments	1	1
Securities purchased under agreements to resell	6	7
Office buildings, land, equipment and facilities(1)	42	140	(3)
Other(2)	84	408	(3)

Total	¥1,334	¥1,606

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥4
Derivatives	32	38
Securities sold under agreements to repurchase	2	0
Borrowings
Short-term borrowings	2	—
Long-term borrowings	1,030	992
Other	5	35

Total	¥1,077	¥1,069

(1)	Includes aircraft of ¥30 billion and ¥14 billion as of March 31, 2011 and 2012, respectively, held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are used in connection with Nomura’s aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion and ¥17 billion as of March 31, 2011 and 2012, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.
(3)	Includes real estate and real estate for sale held by SPEs consolidated by a new subsidiary acquired during the year ended March 31, 2012.

Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term loans	3	—	3
Long-term loans	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables [Abstract]
Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies
	Millions of yen
	March 31
	2011	2012
Loans
Loans at banks	¥320,296	¥285,516
Short-term secured margin loans	206,910	165,246
Inter-bank money market loans	8,281	95,461
Corporate loans	735,797	747,149

Loans receivable total	¥1,271,284	¥1,293,372

of which:
Loans receivable carried at fair value(1)	¥554,180	¥458,352
Loans receivable carried at amortized cost	717,104	835,020
Advances to affiliated companies	12,766	10,649

(1)	Carried at fair value through election of the fair value option.

Changes In The Allowance For Losses For The Current Period

	Millions of yen
	Year ended March 31
	2010	2011	2012
Balance at beginning of year	¥3,765	¥5,425	¥4,860
Provision for losses	2,214	(690)	(330)
Charge-offs	(1,637)	(91)	(3)
Other(1)	1,083	216	361

Balance at end of year	¥5,425	¥4,860	¥4,888

	Millions of yen
	Year ended March 31, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥783	¥25	¥5	¥3,576	¥—	¥4,389	¥1,036	¥5,425
Provision for losses	(253)	13	(5)	(599)	11	(833)	143	(690)
Charge-offs	(32)	—	—	—	—	(32)	(59)	(91)
Other(1)	(159)	(1)	—	445	—	285	(69)	216

Ending balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

(1)	Includes the effect of foreign exchange movements.

Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans
	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators
	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Lease (Tables)	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Lease Deposits And Rents Received From NRI

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥—	¥—	¥11,738
Rental income	—	—	3,848

Assets By Type Which Nomura Leases On Operating Leases

	Millions of yen
	March 31, 2012
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913
Aircraft	15,363	(1,684)	13,679

Total	¥999,450	¥(12,858)	¥986,592

Schedule Of Future Minimum Rentals On Noncancelable Operating Leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥146,108	¥24,607	¥23,197	¥21,458	¥17,713	¥12,876	¥46,257

Lease Deposits And Rents Paid To NLB

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥6,541	¥4,229	¥—
Rental expenses(1)	4,531	4,358	622

Schedule Of Future Minimum Lease Payments Under Capital Leases

Millions of yen
March 31
2012
Total minimum lease payments	¥52,855
Less: Amount representing interest	(28,896)

Present value of net lease payments	¥23,959

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,855	¥616	¥456	¥408	¥2,809	¥3,290	¥45,276

Schedule Of Future Minimum Rental Payments Under Noncancelable Operating Leases With Remaining Terms Exceeding One Year

Millions of yen
March 31
2012
Total minimum lease payments	¥169,038
Less: Sublease rental income	(9,948)

Net minimum lease payments	¥159,090

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥169,038	¥21,129	¥19,154	¥16,667	¥14,309	¥10,780	¥86,999

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Summary Of The Fair Value Of The Assets Acquired And The Liabilities Assumed

Millions of yen
Assets:
Cash and cash deposits	¥78,634
Loans receivable(1)	54,023
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets(2)	60,048
Assets other than above(3)	1,290,121

Total assets	2,211,374

Liabilities:
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889

Total liabilities	1,784,621

Equity attributable to NHI shareholders	120,962

Noncontrolling interests of NLB(4)	22,397

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394

Acquisition costs and fair value of previously held equity investments	75,999

Goodwill	¥(44,963)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million and the estimate of the contractual cash flows not expected to be collected of ¥108 million.
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Includes real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Summary Of Pro-Forma Financial Information

	Millions of yen, except per share data
	Year ended March 31
	2011	2012
Total revenue	¥2,011,241	¥1,892,851
Net income (loss) attributable to NHI shareholders	¥58,533	¥(13,951)
Basic net income (loss) attributable to NHI shareholders per share	16.13	(3.83)
Diluted net income (loss) attributable to NHI shareholders per share	16.06	(3.83)

Other Assets-Other / Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets-Other / Other Liabilities [Abstract]
Schedule Of Other Assets-Other / Other Liabilities

	Millions of yen
	March 31
	2011	2012
Other assets—Other:
Securities received as collateral	¥43,624	¥92,743
Goodwill and other intangible assets	116,834	160,227
Deferred tax assets	241,911	201,244
Investments in equity securities for other than operating purposes(1)	11,915	113,006
Other	154,209	907,903	(2)

Total	¥568,493	¥1,475,123

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥92,743
Accrued income taxes	10,123	16,169
Other accrued expenses and provisions	404,048	378,957
Other	94,521	678,032	(3)

Total	¥552,316	¥1,165,901

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
(3)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Schedule Of Changes In Goodwill Within Other Assets-Other

	Millions of yen
	Year ended March 31
	2011	2012
Balance at beginning of year	¥79,818	¥70,223
Increases due to business combinations	—	4,898	(3)
Other(1)	(9,595)	(1,087)

Balance at end of year(2)	¥70,223	¥74,034

(1)	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.
(2)	The amounts attributable to Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.
(3)	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.

Schedule of other intangible assets subject to amortization
	Millions of yen
	March 31, 2011			March 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥55,406	¥(17,405)	¥38,001	¥88,733	¥(34,947)	¥53,786
Lease agreements	—	—	—	16,500	(1,445)	15,055
Other	617	(238)	379	1,126	(383)	743

Total	¥56,023	¥(17,643)	¥38,380	¥106,359	¥(36,775)	¥69,584

Estimated amortization expense for the next five years

Millions of yen
Year ending March 31	Estimated amortization expense
2013	¥9,636
2014	8,300
2015	8,268
2016	7,731
2017	7,314

Borrowings (Tables)	12 Months Ended
Mar. 31, 2012
Borrowings [Abstract]
Short-Term And Long-Term Borrowings

	Millions of yen
	March 31
	2011	2012
Short-term borrowings(1):
Commercial paper	¥379,500	¥315,579
Bank borrowings	563,748	743,119
Other	223,829	126,915

Total	¥1,167,077	¥1,185,613

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,559,325	¥3,494,323
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,365,805	1,124,504
Non-Japanese yen denominated	748,626	860,975
Floating-rate obligations:
Japanese yen denominated	897,147	788,224
Non-Japanese yen denominated	364,796	117,121
Index / Equity-linked obligations:
Japanese yen denominated	1,251,330	1,241,950
Non-Japanese yen denominated	985,723	654,775

	5,613,427	4,787,549

Subtotal	8,172,752	8,281,872

Trading balances of secured borrowings	230,165	222,968

Total	¥8,402,917	¥8,504,840

(1)	Includes secured borrowings of ¥44,159 million as of March 31, 2011 and ¥8,647 million as of March 31, 2012.
(2)	Includes secured borrowings of ¥6,093 million as of March 31, 2011 and ¥224,543 million as of March 31, 2012.
(3)	Includes secured borrowings of ¥1,000,856 million as of March 31, 2011 and ¥757,018 million as of March 31, 2012.

Long-Term Borrowings

	Millions of yen
	March 31
	2011	2012
Debt issued by the Company	¥3,205,519	¥3,178,278
Debt issued by subsidiaries—guaranteed by the Company	2,270,308	2,076,721
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,927,090	3,249,841

Total	¥8,402,917	¥8,504,840

(1)	Includes trading balances of secured borrowings.

Effective Weighted-Average Interest Rates Of Borrowings

	March 31
	2011	2012
Short-term borrowings	0.63%	0.43%
Long-term borrowings	1.48%	1.34%
Fixed-rate obligations	2.30%	2.04%
Floating-rate obligations	0.99%	0.90%
Index / Equity-linked obligations	1.20%	1.22%

Maturities Of Long-Term Borrowings

Year ending March 31	Millions of yen
2013	¥1,112,828
2014	884,259
2015	1,579,413
2016	936,386
2017	686,855
2018 and thereafter	3,082,131

Subtotal	8,281,872

Trading balances of secured borrowings	222,968

¥8,504,840

Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Summary Of The Amounts And The Numbers Used In The Calculation Of Net Income (Loss) Attributable To NHI Common Shareholders Per Share (Basic And Diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2010	2011	2012
Basic—
Net income attributable to NHI shareholders	¥67,798	¥28,661	¥11,583

Weighted average number of shares outstanding	3,126,790,289	3,627,798,587	3,643,481,439

Net income attributable to NHI shareholders per share	¥21.68	¥7.90	¥3.18

Diluted—
Net income attributable to NHI shareholders	¥67,784	¥28,642	¥11,561

Weighted average number of shares outstanding	3,139,394,052	3,642,689,381	3,680,124,235

Net income attributable to NHI shareholders per share	¥21.59	¥7.86	¥3.14

Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Net Periodic Benefit Cost Of The Defined Benefit Plans

	Millions of yen
	Year ended March 31
	2010	2011	2012
Service cost	¥8,719	¥9,328	¥9,016
Interest cost	4,307	4,480	4,649
Expected return on plan assets	(3,023)	(3,182)	(3,262)
Amortization of net actuarial losses	4,735	3,088	3,687
Amortization of prior service cost	(1,148)	(1,148)	(1,479)

Net periodic benefit cost	¥13,590	¥12,566	¥12,611

Reconciliation Of The Changes In Projected Benefit Obligation And The Fair Value Of Plan Assets

	Millions of yen
	As of or for the year ended March 31
	2011	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥215,761	¥213,653
Service cost	9,328	9,016
Interest cost	4,480	4,649
Actuarial gain (loss)	(647)	9,415
Benefits paid	(15,406)	(14,785)
Acquisition and Other(1)	137	20,542

Projected benefit obligation at end of year	¥213,653	¥242,490

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,632	¥120,727
Actual return on plan assets	1,865	6,696
Employer contributions	4,407	32,291
Benefits paid	(8,177)	(8,114)
Acquisition(1)	—	8,052

Fair value of plan assets at end of year	¥120,727	¥159,652

Funded status at end of year	(92,926)	(82,838)

Amounts recognized in the consolidated balance sheets	¥(92,926)	¥(82,838)

(1)	Increased mainly because of business combination.

The Projected Benefit Obligation, Accumulated Benefit Obligation, And Fair Value Of Plan Assets For Pension Plans With ABO And PBO In Excess Of Plan Assets

	Millions of yen
	March 31
	2011	2012
Plans with ABO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652
Plans with PBO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652

Amounts In Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized As Components Of Net Periodic Benefit Cost

Millions of yen
For the year ended March 31, 2012
Net actuarial loss	¥70,196
Net prior service cost	(9,582)

Total	¥60,614

Amounts In Accumulated Other Comprehensive Income, Pre-Tax, Expected To Be Recognized As Components Of Net Periodic Benefit Cost Over The Next Fiscal Year

Millions of yen
For the year ending March 31, 2013
Net actuarial loss	¥3,295
Net prior service cost	(1,544)

Total	¥1,751

Schedule Of The Weighted-Average Assumptions Used To Determine PBO

	March 31
	2011	2012
Discount rate	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.8%

The Weighted-Average Assumptions Used To Determine Net Periodic Benefit Costs

	Year ended March 31
	2010	2011	2012
Discount rate	2.2%	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.5%	2.8%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information About The Plan Assets At Fair Value

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

(1)	Includes hedge funds and real estate funds.

Information About The Plan Assets For Which Level 3 Inputs Are Utilized To Determine The Fair Value

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

Expected Benefit Payments

Year ending March 31	Millions of yen
2013	¥9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	56,148

Deferred Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2012
Deferred Compensation Arrangements [Abstract]
SAR Plan A, Weighted-Average Assumptions

	Year ended March 31
	2010	2011	2012
Expected volatility	40.06%	40.51%	41.78%
Expected dividends yield	3.25%	1.73%	3.31%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.01%	0.76%	0.63%

Activity relating to SAR Plan A

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9
Granted	2,858,000	302
Exercised	—	—
Repurchased	—	—
Forfeited	(97,500)	1,183
Expired	(1,224,000)	1,290

Outstanding as of March 31, 2012	15,354,300	¥988	3.9

Exercisable as of March 31, 2012	9,662,300	¥1,339	10.6

Activity relating to SAR Plan B

	Outstanding (number of shares)	Weighted-average grant date fair value per share		Weighted-average remaining life (years)
Outstanding as of March 31, 2011	69,787,000	¥716		6.0
Granted	62,086,300	397	(1)
Exercised	(9,271,600)	799
Repurchased	—	—
Forfeited	(8,226,100)	606
Expired	—	—

Outstanding as of March 31, 2012	114,375,600	¥544		5.6

Exercisable as of March 31, 2012	4,218,300	¥1,459		3.1

(1)	The weighted-average grant date fair value per share for the years ended March 31, 2010 and 2011 were ¥618 and ¥638, respectively.

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2011	48,543,628	¥350		—	¥—
Granted	55,456,277	414	(1)	53,967,338	398	(1)
Vested	(29,882,636)	338	(2)	(16,680,077)	376	(2)
Forfeited	(5,706,291)	—		(4,190,773)	—

Outstanding as of March 31, 2012	68,410,978	¥373	(3)	33,096,488	¥373	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2011	—	$—
Granted	58,890,897	3,300	(2)
Vested	(18,785,827)	3,110	(3)
Forfeited	(3,233,932)	—

Outstanding as of March 31, 2012	36,871,138	$3,320	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012.

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Components Of Income Tax Expense

	Millions of yen
	Year ended March 31
	2010	2011	2012
Current:
Domestic	¥12,988	¥175	¥13,481
Foreign	4,599	5,956	7,650

Subtotal	17,587	6,131	21,131

Deferred:
Domestic	28,207	56,194	34,274
Foreign	(8,633)	(995)	3,498

Subtotal	19,574	55,199	37,772

Total	¥37,161	¥61,330	¥58,903

Effective Income Tax Rate Reflected In The Consolidated Statements Of Operations

	Year ended March 31
	2010	2011	2012
Normal effective statutory tax rate	41.0%	41.0%	41.0%
Impact of:
Changes in deferred tax valuation allowance	6.7	1.6	(22.5)
Taxable items to be added on financial profit	10.8	5.3	3.8
Non-deductible expenses	10.5	16.6	23.3
Non-taxable revenue	(7.8)	(8.4)	(29.7)
Dividends from foreign subsidiaries	1.0	0.0	0.9
Tax effect of undistributed earnings of foreign subsidiaries	0.1	(0.0)	(1.1)
Different tax rate applicable to income (loss) of foreign subsidiaries	(26.9)	10.8	14.1
Changes in domestic tax laws	—	—	45.7
Expiration of loss carryforwards	0.7	1.3	2.8
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	—	(1.3)	(8.8)
Other	(0.8)	(1.1)	(0.2)

Effective tax rate	35.3%	65.8%	69.3%

Details Of Deferred Tax Assets And Liabilities

	Millions of yen
	March 31
	2011	2012
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥10,243	¥70,406
Investments in subsidiaries and affiliates	171,520	177,522
Valuation of financial instruments	214,706	197,961
Accrued pension and severance costs	41,402	34,291
Other accrued expenses and provisions	77,649	84,628
Operating losses	317,519	313,245
Other	5,215	20,034

Gross deferred tax assets	838,254	898,087
Less—Valuation allowance	(461,966)	(490,986)

Total deferred tax assets	376,288	407,101

Deferred tax liabilities
Investments in subsidiaries and affiliates	69,363	78,262
Valuation of financial instruments	47,694	56,732
Undistributed earnings of foreign subsidiaries	4,409	3,167
Valuation of fixed assets	19,355	117,112
Other	5,736	14,077

Total deferred tax liabilities	146,557	269,350

Net deferred tax assets	¥229,731	¥137,751

Changes In The Valuation Allowance For Deferred Tax Assets

	Millions of yen
	Year ended March 31
	2010		2011		2012
Balance at beginning of year	¥493,906		¥501,554		¥461,966
Net change during the year	7,648	(1)	(39,588	)(2)	29,020	(3)

Balance at end of year	¥501,554		¥461,966		¥490,986

(1)	Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related to the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.
(2)	Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.
(3)	Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc. and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.

Summarizes The Major Jurisdictions Subject To Examination

Jurisdiction	Year
Japan	2007	(1)
U.K.	2011
U.S.	2008

(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2006.

Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Shareholders' Equity [Abstract]
Shares Of Common Stock Outstanding

	Shares
	Year ended March 31,
	2010	2011	2012
Number of shares outstanding at beginning of year	2,604,779,843	3,669,044,614	3,600,886,932
New issue	800,000,000	—	103,429,360
Conversion of convertible bonds	258,040,481	—	—

Common stock held in treasury:
Repurchases of common stock	(26,857)	(75,030,934)	(50,093,031)
Sales of common stock	6,328	2,409	1,530
Common stock issued to employees	6,122,900	6,870,600	9,271,600
Other net change in treasury stock	121,919	243	(12,496)

Number of shares outstanding at end of year	3,669,044,614	3,600,886,932	3,663,483,895

Affiliated Companies And Other Equity-Method Investees (Tables)	12 Months Ended
Mar. 31, 2012
Affiliated Companies And Other Equity-Method Investees [Abstract]
Summary Of Financial Information For Affiliated Companies And Other Equity-method Investees

	Millions of yen
	March 31
	2011	2012(1)
Total assets	¥2,096,554	¥564,086
Total liabilities	1,521,653	200,020

	Millions of yen
	Year ended March 31
	2010	2011	2012(2)
Net revenues	¥526,350	¥590,985	¥161,209
Non-interest expenses	482,573	535,564	105,520
Net income attributable to the companies	22,779	29,392	31,007

(1)	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.

(2)	For NLB, financial information while it was an affiliated company of Nomura is included.

A summary of financial information for Fortress is as follows:

	Millions of yen
	March 31
	2011(1)	2012(1)
Total assets	¥172,677	¥184,650
Total liabilities	95,396	96,312

	Millions of yen
	Year ended March 31
	2010(1)	2011(1)	2012(1)
Net revenues	¥57,602	¥89,710	¥73,306
Non-interest expenses	144,868	154,161	166,006
Net income (loss) attributable to the company	(23,651)	(24,400)	(36,994)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

Summary Of Balances And Transactions With Affiliated Companies And Other Equity-Method Investees

	Millions of yen
	March 31
	2011	2012
Investments in affiliated companies	¥260,339	¥183,305
Advances to affiliated companies	12,766	10,649
Other receivables from affiliated companies	644	5,160
Other payables to affiliated companies	14,825	5,643

	Millions of yen
	Year ended March 31
	2010	2011	2012
Revenues	¥362	¥3,056	¥5,635
Non-interest expenses	58,219	52,796	49,810
Purchase of software, securities and tangible assets	25,954	20,945	22,904

Summary Of Aggregate Carrying Amount And Fair Value Of Investments In Affiliated Companies And Other Equity-Method Investees

	Millions of yen
	March 31
	2011	2012
Carrying amount	¥182,109	¥172,647
Fair value	198,439	208,827

Commitments, Contingencies And Guarantees (Tables)	12 Months Ended
Mar. 31, 2012
Commitments, Contingencies And Guarantees [Abstract]
Commitments Outstanding

	Millions of yen
	March 31
	2011	2012
Commitments to extend credit	¥264,736	¥332,009
Commitments to invest in partnerships	38,008	28,825
Commitments to purchase aircraft	77,928	52,411

Maturities Of Commitments

	Millions of yen
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥332,009	¥81,515	¥48,052	¥147,354	¥55,088
Commitments to invest in partnerships	28,825	15,155	7,961	971	4,738
Commitments to purchase aircraft	52,411	25,727	26,684	—	—

Information On Derivative Contracts

	Millions of yen
	March 31
	2011		2012
	Carrying value	Maximum potential payout / Notional Total	Carrying value	Maximum potential payout / Notional Total
Derivative contracts(1)(2)	¥3,539,472	¥101,555,634	¥3,997,315	¥107,572,427
Standby letters of credit and other guarantees(3)	267	8,512	264	21,674

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.

Schedule Of Maturity Information Of Derivative Contracts

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,997,315	¥107,572,427	¥37,525,420	¥22,496,226	¥12,868,744	¥34,682,037
Standby letters of credit and other guarantees	264	21,674	12,919	138	212	8,405

Segment And Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Segments, Geographical Areas [Abstract]
Net Interest Revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2010
Non-interest revenues	¥384,816	¥60,537	¥763,567	¥(96,886)	¥1,112,034
Net interest revenue	3,456	1,515	25,964	(1,554)	29,381

Net revenue	388,272	62,052	789,531	(98,440)	1,141,415
Non-interest expenses	274,915	46,836	614,349	109,475	1,045,575

Income (loss) before income taxes	¥113,357	¥15,216	¥175,182	¥(207,915)	¥95,840

Year ended March 31, 2011
Non-interest revenues	¥389,404	¥62,670	¥534,094	¥70,117	¥1,056,285
Net interest revenue	3,029	3,865	96,442	(12,027)	91,309

Net revenue	392,433	66,535	630,536	58,090	1,147,594
Non-interest expenses	291,245	46,513	623,819	75,866	1,037,443

Income (loss) before income taxes	¥101,188	¥20,022	¥6,717	¥(17,776)	¥110,151

Year ended March 31, 2012
Non-interest revenues	¥347,385	¥63,022	¥426,608	¥575,048	¥1,412,063
Net interest revenue	2,873	2,778	129,274	(14,936)	119,989

Net revenue	350,258	65,800	555,882	560,112	1,532,052
Non-interest expenses	287,128	45,281	593,465	525,028	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,583)	¥35,084	¥81,150

Major Components Of Income (Loss) Before Income Taxes In "Other"

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net gain related to economic hedging transactions	¥3,323	¥2,290	¥8,372
Realized gain (loss) on investments in equity securities held for operating purposes	(3,365)	219	198
Equity in earnings of affiliates	7,765	8,996	10,613
Corporate items(1)	(83,291)	(33,327)	(31,411)
Other(2)	(132,347)	4,046	47,312

Total	¥(207,915)	¥(17,776)	¥35,084

(1)	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31, 2012.
(2)	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura’s own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue	¥1,141,415	¥1,147,594	¥1,532,052
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated net revenue	¥1,150,822	¥1,130,698	¥1,535,859

Non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902
Unrealized gain on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902

Income before income taxes	¥95,840	¥110,151	¥81,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated income before income taxes	¥105,247	¥93,255	¥84,957

Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-lived Assets

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue(1):
Americas	¥131,512	¥168,889	¥143,350
Europe	348,829	257,135	195,826
Asia and Oceania	63,748	44,474	34,819

Subtotal	544,089	470,498	373,995
Japan	606,733	660,200	1,161,864

Consolidated	¥1,150,822	¥1,130,698	¥1,535,859

Income (loss) before income taxes:
Americas	¥3,557	¥4,410	¥(24,612)
Europe	18,995	(43,627)	(91,544)
Asia and Oceania	13,036	(16,296)	(12,937)

Subtotal	35,588	(55,513)	(129,093)
Japan	69,659	148,768	214,050

Consolidated	¥105,247	¥93,255	¥84,957

	March 31
	2010	2011	2012
Long-lived assets:
Americas	¥94,508	¥91,295	¥94,698
Europe	98,223	115,352	114,195
Asia and Oceania	32,871	31,642	23,892

Subtotal	225,602	238,289	232,785
Japan	269,449	270,945	973,711

Consolidated	¥495,051	¥509,234	¥1,206,496

(1)	There is no revenue derived from transactions with a single major external customer.

Summary Of Accounting Policies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accounting Policy [Line Items]
Securities derecognized from the consolidated balance sheets	¥ 39,797	¥ 169,766
Amounts of securities available for sale derecognized from balance sheet	1,930	291,870
Net unamortized deferred fees and costs	552	483
Payables to brokers and dealers	396,116	60,771
Depreciation and amortization	100,572	75,587	73,081
Non-cash impairment charges	3,135	1,532	194
Investments in equity securities	88,187	91,035
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Information Processing And Communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	54,083	52,455	51,924
Occupancy And Related Depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	46,489	23,132	21,157
Listed Equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	69,552	66,792
Unlisted Equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	¥ 18,635	¥ 24,243
Limited Partnership [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%

Summary Of Accounting Policies (Breakdown Of Office Buildings And Land And Equipment And Facilities) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 1,045,950	¥ 392,036
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	594,146	70,057
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	235,995	110,097
Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	60,840	79,747
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	141,069	128,318
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 13,900	¥ 3,817

Summary Of Accounting Policies (Schedule Of Estimated Life Of Significant Assets)	12 Months Ended
Mar. 31, 2012 years
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Minimum in years	2
Estimated useful lives for significant assets, Maximum in years	65
Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Minimum in years	3
Estimated useful lives for significant assets, Maximum in years	15
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for significant assets, Maximum in years	5

Fair Value Of Financial Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended			3 Months Ended					12 Months Ended	3 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Financial Assets, Excluding Derivative Assets [Member]	Mar. 31, 2012 Equity Securities [Member]	Mar. 31, 2012 Financial Liabilities, Excluding Derivative Liabilities [Member]	Mar. 31, 2012 Long Term Debt [Member]	Mar. 31, 2012 Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]	Mar. 31, 2011 Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]	Mar. 31, 2012 Derivative [Member]	Mar. 31, 2012 Interest Rate Contract [Member]	Mar. 31, 2012 Credit Risk Contract [Member]	Mar. 31, 2012 Trading Liabilities [Member]	Mar. 31, 2012 Credit Concentration Risk [Member]	Mar. 31, 2011 Credit Concentration Risk [Member]	Mar. 31, 2012 Ashikaga Holdings Co., Ltd [Member]	Mar. 31, 2011 Ashikaga Holdings Co., Ltd [Member]	Mar. 31, 2010 Ashikaga Holdings Co., Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Transfer from Level 1 to level 2				¥ 115,000,000,000	¥ 113,000,000,000	¥ 180,000,000,000							¥ 171,000,000,000
Transfer from Level 2 to level 1				12,000,000,000	7,000,000,000	7,000,000,000							7,000,000,000
Transfers out of Level 3, Assets				25,000,000,000				16,000,000,000	43,000,000,000	21,000,000,000	19,000,000,000
Transfers out of Level 3, Liabilities						48,000,000,000	48,000,000,000
Transfers into Level 3, Assets				15,000,000,000				9,000,000,000		34,000,000,000	14,000,000,000	21,000,000,000
Transfers into Level 3, Liabilities						1,000,000,000
Realized and unrealized losses on derivatives when the transfer into Level 3 occurred											5,000,000,000	2,000,000,000
Percentage of ownership of common stock																47.00%	45.50%
Total revenue	1,851,760,000,000	1,385,492,000,000	1,356,751,000,000													101,000,000,000	106,000,000,000	118,000,000,000
Total expense																84,000,000,000	90,000,000,000	93,000,000,000
Net income	26,054,000,000	31,925,000,000	68,086,000,000													17,000,000,000	16,000,000,000	25,000,000,000
Total assets	35,697,312,000,000	36,692,990,000,000														5,334,000,000,000	5,219,000,000,000
Total liabilities	33,308,175,000,000	34,601,354,000,000														5,097,000,000,000	4,979,000,000,000
Gains (losses) from changes in fair value of financial liabilities for which the fair value option was elected attributabule to the change in Nomura's creditworthiness	17,000,000,000	9,000,000,000	(64,000,000,000)
Defferences between the fair value of aggregate unpaid principal balance(which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	(13,000,000,000)	(50,000,000,000)
Defferences between the fair value of aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	1,000,000,000
Loans and recievables for which the fair value option was elected that were 90 days or more past due
Concentrations of credit risk, percentage														18.00%	19.00%
Office buildings, land, equipment, and facilities, Impaired during Period, Fair Value	¥ 17,000,000,000

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 1) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	¥ 0		¥ 16,919,000,000,000
Collateralized agreements	13,742,646,000,000		15,156,318,000,000
Other assets
Non-trading debt securities	862,758,000,000		591,797,000,000
Other	1,475,123,000,000		568,493,000,000
Total derivatives	0	[1]	16,860,000,000,000	[1]
Short-term borrowings	153,497,000,000		183,524,000,000
Collateralized financing	12,519,274,000,000		13,686,438,000,000
Long-term borrowings, fair value	1,925,421,000,000		2,300,606,000,000
Other liabilities, fair value	4,246,000,000
Level 1 [Member]
Other assets
Total	7,550,000,000,000		8,413,000,000,000
Total	5,923,000,000,000		7,041,000,000,000
Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total	16,491,000,000,000		17,438,000,000,000
Total	9,742,000,000,000		11,182,000,000,000
Netting and Collateral [Member]
Other assets
Total	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Total	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	6,055,000,000,000	[3]	7,081,000,000,000	[3]
Total derivatives assets	599,000,000,000	[4]	698,000,000,000	[4]
Subtotal	6,654,000,000,000		7,779,000,000,000
Other assets
Non-trading debt securities	680,000,000,000		513,000,000,000
Other	216,000,000,000	[5]	121,000,000,000
Trading Assets And Private Equity Investments [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	12,764,000,000,000	[3]	13,751,000,000,000	[3]
Total derivatives assets	1,360,000,000,000	[4]	1,491,000,000,000	[4]
Subtotal	14,124,000,000,000		15,242,000,000,000
Loans and receivables	458,000,000,000	[6]	554,000,000,000	[6]
Collateralized agreements	752,000,000,000	[7]	904,000,000,000	[7]
Other assets
Non-trading debt securities	863,000,000,000		592,000,000,000
Other	294,000,000,000	[5]	146,000,000,000
Trading Assets And Private Equity Investments [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Subtotal	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	745,000,000,000	[5]	951,000,000,000	[5]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,064,000,000,000	[3],[5]	2,302,000,000,000	[3],[5]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	202,000,000,000	[3],[5]	289,000,000,000	[3],[5]
Trading Assets And Private Equity Investments [Member] | Japanese Government Debt Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,143,000,000,000	[3]	2,663,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Japanese Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,143,000,000,000	[3]	2,663,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	161,000,000,000	[3]	159,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	3,072,000,000,000	[3]	3,382,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	4,294,000,000,000	[3]	4,194,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,338,000,000,000	[3]	1,619,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	143,000,000,000	[3]	199,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,015,000,000,000	[3]	1,966,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	92,000,000,000	[3]	130,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	123,000,000,000	[3],[8]	106,000,000,000	[3],[8]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	95,000,000,000	[3]	85,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	189,000,000,000	[3]	124,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	584,000,000,000	[4]	653,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,603,000,000,000	[4]	1,472,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	14,000,000,000	[4]	16,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	18,921,000,000,000	[4]	11,969,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,864,000,000,000	[4]	2,066,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]	0	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,360,000,000,000	[4]	1,315,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,000,000,000	[4]	29,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	4,000,000,000	[4]	97,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[4]	(15,428,000,000,000)	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Trading Liabilities [Member] | Level 1 [Member]
Other assets
Total cash instruments	5,046,000,000,000		6,114,000,000,000
Total derivatives	630,000,000,000	[4]	757,000,000,000	[4]
Subtotal	5,676,000,000,000		6,871,000,000,000
Long-term borrowings, fair value	154,000,000,000	[10],[11],[9]	126,000,000,000	[10],[11],[9]
Other liabilities, fair value	93,000,000,000		44,000,000,000
Trading Liabilities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	6,187,000,000,000		7,033,000,000,000
Total derivatives	1,308,000,000,000	[4]	1,656,000,000,000	[4]
Subtotal	7,495,000,000,000		8,689,000,000,000
Short-term borrowings	153,000,000,000	[9]	183,000,000,000	[9]
Payables and deposits	0	[12]	1,000,000,000	[12]
Collateralized financing	307,000,000,000	[7]	332,000,000,000	[7]
Long-term borrowings, fair value	1,690,000,000,000	[10],[11],[9]	1,933,000,000,000	[10],[11],[9]
Other liabilities, fair value	97,000,000,000		44,000,000,000
Trading Liabilities [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[2],[4]	(15,577,000,000,000)	[2],[4]
Subtotal	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Liabilities [Member] | Equity Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	579,000,000,000		1,444,000,000,000
Trading Liabilities [Member] | Equity Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	992,000,000,000		1,535,000,000,000
Trading Liabilities [Member] | Japanese Government Debt Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	2,624,000,000,000		1,588,000,000,000
Trading Liabilities [Member] | Japanese Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	2,624,000,000,000		1,588,000,000,000
Trading Liabilities [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments			2,000,000,000
Trading Liabilities [Member] | Foreign Government Debt Securities [Member] | Level 1 [Member]
Other assets
Total cash instruments	1,800,000,000,000		3,018,000,000,000
Trading Liabilities [Member] | Foreign Government Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	2,290,000,000,000		3,527,000,000,000
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	234,000,000,000		316,000,000,000
Trading Liabilities [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	1,000,000,000		1,000,000,000
Trading Liabilities [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	0		0
Trading Liabilities [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	0	[8]	0	[8]
Trading Liabilities [Member] | Investment Trust Funds And Other [Member] | Level 1 [Member]
Other assets
Total cash instruments	43,000,000,000		64,000,000,000
Trading Liabilities [Member] | Investment Trust Funds And Other [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total cash instruments	46,000,000,000		64,000,000,000
Trading Liabilities [Member] | Equity Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	617,000,000,000	[4]	723,000,000,000	[4]
Trading Liabilities [Member] | Equity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,701,000,000,000	[4]	1,577,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	12,000,000,000	[4]	15,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	18,816,000,000,000	[4]	12,068,000,000,000	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	0	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,952,000,000,000	[4]	2,093,000,000,000	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	0	[4]	0	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	1,410,000,000,000	[4]	1,388,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Level 1 [Member]
Other assets
Total derivatives	1,000,000,000	[4]	19,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	5,000,000,000	[4]	107,000,000,000	[4]
Trading Liabilities [Member] | Netting [Member] | Fair Value, Financial assets and liabilities Measured on Recurring Basis, Total [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[4]	(15,577,000,000,000)	[4]
Trading Liabilities [Member] | Netting [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	¥ (22,576,000,000,000)	[2],[4]	¥ (15,577,000,000,000)	[2],[4]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[6]	Includes loans for which the fair value option is elected.
[7]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[8]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.
[9]	Includes structured notes for which the fair value option is elected.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 2) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	¥ 0		¥ 16,919,000,000,000
Collateralized agreements	13,742,646,000,000		15,156,318,000,000
Other assets
Non-trading debt securities	862,758,000,000		591,797,000,000
Other	1,475,123,000,000		568,493,000,000
Total derivatives	0	[1]	16,860,000,000,000	[1]
Short-term borrowings	153,497,000,000		183,524,000,000
Collateralized financing	12,519,274,000,000		13,686,438,000,000
Long-term borrowings, fair value	1,925,421,000,000		2,300,606,000,000
Other liabilities, fair value	4,246,000,000
Level 2 [Member]
Other assets
Total	30,191,000,000,000		23,173,000,000,000
Total	25,905,000,000,000		18,999,000,000,000
Netting and Collateral [Member]
Other assets
Total	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Total	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	6,140,000,000,000	[3]	5,983,000,000,000	[3]
Total derivatives assets	22,669,000,000,000	[4]	15,664,000,000,000	[4]
Subtotal	28,809,000,000,000		21,647,000,000,000
Loans and receivables	447,000,000,000	[5]	543,000,000,000	[5]
Collateralized agreements	752,000,000,000	[6]	904,000,000,000	[6]
Other assets
Non-trading debt securities	177,000,000,000		79,000,000,000
Other	6,000,000,000	[7]	0
Trading Assets And Private Equity Investments [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Subtotal	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,194,000,000,000	[3],[7]	1,230,000,000,000	[3],[7]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	151,000,000,000	[3]	159,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,185,000,000,000	[3]	789,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,276,000,000,000	[3]	1,568,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	135,000,000,000	[3]	171,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	2,010,000,000,000	[3]	1,963,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	1,000,000,000	[3]	2,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	103,000,000,000	[3],[8]	72,000,000,000	[3],[8]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	85,000,000,000	[3]	29,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	937,000,000,000	[4]	721,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	18,850,000,000,000	[4]	11,750,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,650,000,000,000	[4]	1,863,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	1,229,000,000,000	[4]	1,266,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	3,000,000,000	[4]	64,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Trading Liabilities [Member] | Level 2 [Member]
Other assets
Total cash instruments	1,140,000,000,000		919,000,000,000
Total derivatives	22,752,000,000,000	[4]	15,903,000,000,000	[4]
Subtotal	23,892,000,000,000		16,822,000,000,000
Short-term borrowings	153,000,000,000	[9]	182,000,000,000	[9]
Payables and deposits	0	[10]	0	[10]
Collateralized financing	307,000,000,000	[6]	332,000,000,000	[6]
Long-term borrowings, fair value	1,549,000,000,000	[11],[12],[9]	1,663,000,000,000	[11],[12],[9]
Other liabilities, fair value	4,000,000,000
Trading Liabilities [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[2],[4]	(15,577,000,000,000)	[2],[4]
Subtotal	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Liabilities [Member] | Equity Securities [Member] | Level 2 [Member]
Other assets
Total cash instruments	413,000,000,000		91,000,000,000
Trading Liabilities [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Level 2 [Member]
Other assets
Total cash instruments			2,000,000,000
Trading Liabilities [Member] | Foreign Government Debt Securities [Member] | Level 2 [Member]
Other assets
Total cash instruments	490,000,000,000		509,000,000,000
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member] | Level 2 [Member]
Other assets
Total cash instruments	233,000,000,000		316,000,000,000
Trading Liabilities [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Level 2 [Member]
Other assets
Total cash instruments	1,000,000,000		1,000,000,000
Trading Liabilities [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Level 2 [Member]
Other assets
Total cash instruments	0		0
Trading Liabilities [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Level 2 [Member]
Other assets
Total cash instruments	0	[8]	0	[8]
Trading Liabilities [Member] | Investment Trust Funds And Other [Member] | Level 2 [Member]
Other assets
Total cash instruments	3,000,000,000
Trading Liabilities [Member] | Equity Contracts [Member] | Level 2 [Member]
Other assets
Total derivatives	1,016,000,000,000	[4]	784,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Other assets
Total derivatives	18,708,000,000,000	[4]	11,861,000,000,000	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Level 2 [Member]
Other assets
Total derivatives	1,727,000,000,000	[4]	1,835,000,000,000	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Other assets
Total derivatives	1,297,000,000,000	[4]	1,341,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Level 2 [Member]
Other assets
Total derivatives	4,000,000,000	[4]	82,000,000,000	[4]
Trading Liabilities [Member] | Netting [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	¥ (22,576,000,000,000)	[2],[4]	¥ (15,577,000,000,000)	[2],[4]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes loans for which the fair value option is elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[7]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[8]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.
[9]	Includes structured notes for which the fair value option is elected.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 3) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	¥ 0		¥ 16,919,000,000,000
Collateralized agreements	13,742,646,000,000		15,156,318,000,000
Other assets
Non-trading debt securities	862,758,000,000		591,797,000,000
Other	1,475,123,000,000		568,493,000,000
Total derivatives	0	[1]	16,860,000,000,000	[1]
Short-term borrowings	153,497,000,000		183,524,000,000
Collateralized financing	12,519,274,000,000		13,686,438,000,000
Long-term borrowings, fair value	1,925,421,000,000		2,300,606,000,000
Other liabilities, fair value	4,246,000,000
Level 3 [Member]
Other assets
Total	1,142,000,000,000		1,280,000,000,000
Total	490,000,000,000		719,000,000,000
Netting and Collateral [Member]
Other assets
Total	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Total	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	569,000,000,000	[3]	687,000,000,000	[3]
Total derivatives assets	484,000,000,000	[4]	557,000,000,000	[4]
Subtotal	1,053,000,000,000		1,244,000,000,000
Loans and receivables	11,000,000,000	[5]	11,000,000,000	[5]
Other assets
Non-trading debt securities	6,000,000,000		0
Other	72,000,000,000	[6]	25,000,000,000
Trading Assets And Private Equity Investments [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Subtotal	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	125,000,000,000	[3],[6]	121,000,000,000	[3],[6]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	202,000,000,000	[3],[6]	289,000,000,000	[3],[6]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	10,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	37,000,000,000	[3]	23,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	62,000,000,000	[3]	51,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	8,000,000,000	[3]	28,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	5,000,000,000	[3]	3,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	91,000,000,000	[3]	128,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	20,000,000,000	[3],[7]	34,000,000,000	[3],[7]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	9,000,000,000	[3]	10,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	82,000,000,000	[4]	98,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	57,000,000,000	[4]	203,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	214,000,000,000	[4]	203,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	131,000,000,000	[4]	49,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]	4,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Trading Liabilities [Member] | Level 3 [Member]
Other assets
Total cash instruments	1,000,000,000
Total derivatives	502,000,000,000	[4]	573,000,000,000	[4]
Subtotal	503,000,000,000		573,000,000,000
Short-term borrowings	0	[8]	1,000,000,000	[8]
Payables and deposits	0	[9]	1,000,000,000	[9]
Long-term borrowings, fair value	(13,000,000,000)	[10],[11],[8]	144,000,000,000	[10],[11],[8]
Trading Liabilities [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[2],[4]	(15,577,000,000,000)	[2],[4]
Subtotal	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Liabilities [Member] | Equity Securities [Member] | Level 3 [Member]
Other assets
Total cash instruments	0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member] | Level 3 [Member]
Other assets
Total cash instruments	1,000,000,000
Trading Liabilities [Member] | Equity Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	68,000,000,000	[4]	70,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	96,000,000,000	[4]	192,000,000,000	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	225,000,000,000	[4]	258,000,000,000	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	113,000,000,000	[4]	47,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	0	[4]	6,000,000,000	[4]
Trading Liabilities [Member] | Netting [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	¥ (22,576,000,000,000)	[2],[4]	¥ (15,577,000,000,000)	[2],[4]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes loans for which the fair value option is elected.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.
[8]	Includes structured notes for which the fair value option is elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Fair Value Of Financial Instruments (Quantitative Information Regarding Significant Unobservable Inputs And Assumptions) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Assets And Private Equity Investments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	¥ 640,000,000,000		¥ 707,000,000,000		¥ 872,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	125,000,000,000		121,000,000,000		164,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	20.00%
Credit Spreads	6.50%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	30.00%
Credit Spreads	7.50%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	20.00%
PE Ratios	12.2
Price/Book Ratios	1.7
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCM [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	5.20%
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | DCM [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	6.50%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	202,000,000,000		289,000,000,000		325,000,000,000
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	6.80%
Liquidity discounts	0.00%
Growth Rates	0.00%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	12.00%
Liquidity discounts	30.00%
Growth Rates	2.00%
Operating Margins	23.00%
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | MarketMultiples [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	0.00%
Price/Book Ratios	0.5
EV/EBITDA Ratios	4.3
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	50.00%
PE Ratios	12.9
Price/Book Ratios	0.7
EV/EBITDA Ratios	12.6
Price Embedded Values	0.5
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	10,000,000,000				0
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.10%
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	37,000,000,000		23,000,000,000		22,000,000,000
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.60%
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	17.00%
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	62,000,000,000		51,000,000,000		131,000,000,000
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.40%
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	25.60%
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	8,000,000,000		28,000,000,000		27,000,000,000
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	3.00%
Prepayment Rates	0.00%
Default Probabilities	0.00%
Loss Severities	0.00%
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	24.50%
Prepayment Rates	25.00%
Default Probabilities	60.00%
Loss Severities	50.00%
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	5,000,000,000		3,000,000,000		4,000,000,000
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	1.60%
Prepayment Rates	1.00%
Default Probabilities	2.00%
Loss Severities	20.00%
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	30.00%
Prepayment Rates	5.00%
Default Probabilities	4.00%
Loss Severities	40.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	91,000,000,000		128,000,000,000		117,000,000,000
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	4.00%
Default Probabilities	24.00%
Loss Severities	80.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	15.00%
Default Probabilities	65.00%
Loss Severities	100.00%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCM [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	6.70%
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member] | DCM [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Capitalization Rates	11.40%
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	20,000,000,000		34,000,000,000		43,000,000,000
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	12.00%
Prepayment Rates	0.00%
Default Probabilities	1.50%
Loss Severities	30.00%
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	30.00%
Prepayment Rates	15.00%
Default Probabilities	3.00%
Loss Severities	60.00%
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	9,000,000,000		10,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.00%
Correlations	0.5
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	13.60%
Correlations	0.7
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	14,000,000,000	[1]	28,000,000,000	[1]	32,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Option Models [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	(0.95)
Dividend Yield	0.10%
Volatilities	12.10%
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Option Models [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	0.94
Dividend Yield	13.50%
Volatilities	65.10%
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	(39,000,000,000)	[1]	11,000,000,000	[1]	9,000,000,000	[1]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	(0.55)
Volatilities	5.50%
Interest Rates	0.80%
Forward FX Rates	53.2
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Correlations	1
Volatilities	121.00%
Interest Rates	4.70%
Forward FX Rates	105.4
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	(11,000,000,000)	[1]	(55,000,000,000)	[1]	(58,000,000,000)	[1]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.01%
Recovery Rates	5.00%
Correlations	0.11
Volatilities	10.00%
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	19.12%
Recovery Rates	52.00%
Correlations	1
Volatilities	75.00%
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	18,000,000,000	[1]	2,000,000,000	[1]	(2,000,000,000)	[1]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Forward FX Rates	2.5
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Forward FX Rates	11,052
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Option Models [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatilities	10.00%
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Option Models [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatilities	18.50%
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	11,000,000,000		11,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	3.00%
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	15.00%
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	6,000,000,000		0
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	0.60%
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spreads	2.00%
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets measured at fair value	72,000,000,000		25,000,000,000
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	6.80%	[2]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
WACC	9.30%	[2]
Growth Rates	0.00%	[2]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member] | MarketMultiples [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liquidity discounts	25.00%	[2]
PE Ratios	12.9	[2]
Price/Book Ratios	0.5	[2]
Trading Assets And Private Equity Investments [Member] | Long Term Debt [Member] | DCF [Member] | Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	22.00%
Default Probabilities	2.00%
Loss Severities	30.00%
Correlations	(0.76)
Volatilities	5.50%
Trading Assets And Private Equity Investments [Member] | Long Term Debt [Member] | DCF [Member] | Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Yields	67.00%
Prepayment Rates	15.00%
Default Probabilities	6.00%
Loss Severities	60.00%
Correlations	1
Volatilities	118.50%
Trading Liabilities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	(12,000,000,000)		146,000,000,000		(118,000,000,000)
Trading Liabilities [Member] | Equity Securities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	0				0
Trading Liabilities [Member] | Long Term Debt [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Liabilities measured at fair value	¥ (13,000,000,000)		¥ 144,000,000,000		¥ (127,000,000,000)

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Valuation technique(s) and unobservable inputs represent those of non-trading equity securities which are reported in Other assets.

Fair Value Of Financial Instruments (Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details) (JPY ¥)
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Trading Assets And Private Equity Investments [Member]
Assets
Level 3 assets, beginning balance	¥ 707,000,000,000		¥ 872,000,000,000
Net gain (loss) on trading			72,000,000,000
Gain (loss) on investments in equity securities and other			1,000,000,000	[1]
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(7,000,000,000)	[2]	91,000,000,000
Total gains (losses) recognized in other comprehensive income	(1,000,000,000)
Purchases (issuances) / sales (redemption), and settlement			(167,000,000,000)	[3],[4]
Purchases / issuances	787,000,000,000	[5]
Sales / redemptions	(855,000,000,000)	[5]
Settlements	28,000,000,000
Foreign exchange movements	(6,000,000,000)
Net transfers in / (out of) Level 3			(89,000,000,000)	[6]
Transfers into Level 3	119,000,000,000	[6]
Transfers out of Level 3	(132,000,000,000)	[6]
Level 3 assets, ending balance	640,000,000,000		707,000,000,000
Trading Assets And Private Equity Investments [Member] | Equities [Member]
Assets
Level 3 assets, beginning balance	121,000,000,000		164,000,000,000
Net gain (loss) on trading			(1,000,000,000)
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(11,000,000,000)	[2]	(2,000,000,000)
Purchases (issuances) / sales (redemption), and settlement			(33,000,000,000)	[3],[4]
Purchases / issuances	57,000,000,000	[5]
Sales / redemptions	(27,000,000,000)	[5]
Foreign exchange movements	(1,000,000,000)
Net transfers in / (out of) Level 3			(8,000,000,000)	[6]
Transfers into Level 3	8,000,000,000	[6]
Transfers out of Level 3	(22,000,000,000)	[6]
Level 3 assets, ending balance	125,000,000,000		121,000,000,000
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member]
Assets
Level 3 assets, beginning balance	289,000,000,000		325,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			0
Total gains (losses) recognized in revenue	23,000,000,000	[2]	19,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(55,000,000,000)	[3],[4]
Purchases / issuances	4,000,000,000	[5]
Sales / redemptions	(112,000,000,000)	[5]
Foreign exchange movements	(2,000,000,000)
Level 3 assets, ending balance	202,000,000,000		289,000,000,000
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Assets
Level 3 assets, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			3,000,000,000	[3],[4]
Purchases / issuances	27,000,000,000	[5]
Sales / redemptions	(18,000,000,000)	[5]
Net transfers in / (out of) Level 3			(3,000,000,000)	[6]
Transfers into Level 3	1,000,000,000	[6]
Transfers out of Level 3	0	[6]
Level 3 assets, ending balance	10,000,000,000
Trading Assets And Private Equity Investments [Member] | Government And Government Agency Securities [Member]
Assets
Level 3 assets, beginning balance	23,000,000,000		22,000,000,000
Net gain (loss) on trading			6,000,000,000
Total gains (losses) recognized in revenue	11,000,000,000	[2]	6,000,000,000
Purchases (issuances) / sales (redemption), and settlement			5,000,000,000	[3],[4]
Purchases / issuances	415,000,000,000	[5]
Sales / redemptions	(403,000,000,000)	[5]
Net transfers in / (out of) Level 3			(10,000,000,000)	[6]
Transfers into Level 3	4,000,000,000	[6]
Transfers out of Level 3	(13,000,000,000)	[6]
Level 3 assets, ending balance	37,000,000,000		23,000,000,000
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Assets
Level 3 assets, beginning balance	51,000,000,000		131,000,000,000
Net gain (loss) on trading			8,000,000,000
Interest and dividends / Interest expense			0
Total gains (losses) recognized in revenue	0	[2]	8,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(37,000,000,000)	[3],[4]
Purchases / issuances	159,000,000,000	[5]
Sales / redemptions	(154,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(51,000,000,000)	[6]
Transfers into Level 3	44,000,000,000	[6]
Transfers out of Level 3	(38,000,000,000)	[6]
Level 3 assets, ending balance	62,000,000,000		51,000,000,000
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Assets
Level 3 assets, beginning balance	28,000,000,000		27,000,000,000
Net gain (loss) on trading			6,000,000,000
Total gains (losses) recognized in revenue	0	[2]	6,000,000,000
Purchases (issuances) / sales (redemption), and settlement			5,000,000,000	[3],[4]
Purchases / issuances	8,000,000,000	[5]
Sales / redemptions	(33,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(10,000,000,000)	[6]
Transfers into Level 3	6,000,000,000	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	8,000,000,000		28,000,000,000
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Assets
Level 3 assets, beginning balance	3,000,000,000		4,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	0	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(2,000,000,000)	[3],[4]
Purchases / issuances	3,000,000,000	[5]
Sales / redemptions	(13,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			0	[6]
Transfers into Level 3	13,000,000,000	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	5,000,000,000		3,000,000,000
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Assets
Level 3 assets, beginning balance	128,000,000,000		117,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	1,000,000,000	[2]	0
Purchases (issuances) / sales (redemption), and settlement			9,000,000,000	[3],[4]
Purchases / issuances	7,000,000,000	[5]
Sales / redemptions	(45,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			2,000,000,000	[6]
Level 3 assets, ending balance	91,000,000,000		128,000,000,000
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Assets
Level 3 assets, beginning balance	34,000,000,000		43,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(10,000,000,000)	[3],[4]
Purchases / issuances	21,000,000,000	[5]
Sales / redemptions	(24,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			0	[6]
Transfers into Level 3	8,000,000,000	[6]
Transfers out of Level 3	(18,000,000,000)	[6]
Level 3 assets, ending balance	20,000,000,000		34,000,000,000
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Assets
Level 3 assets, beginning balance	10,000,000,000		10,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(2,000,000,000)	[5]
Foreign exchange movements	0
Transfers into Level 3	0	[6]
Level 3 assets, ending balance	9,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Assets
Level 3 assets, beginning balance	687,000,000,000		843,000,000,000
Net gain (loss) on trading			21,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	22,000,000,000	[2]	39,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(115,000,000,000)	[3],[4]
Purchases / issuances	703,000,000,000	[5]
Sales / redemptions	(831,000,000,000)	[5]
Foreign exchange movements	(3,000,000,000)
Net transfers in / (out of) Level 3			(80,000,000,000)	[6]
Transfers into Level 3	84,000,000,000	[6]
Transfers out of Level 3	(93,000,000,000)	[6]
Level 3 assets, ending balance	569,000,000,000		687,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Assets
Level 3 assets, beginning balance	28,000,000,000	[7]	32,000,000,000
Net gain (loss) on trading			30,000,000,000	[7]
Total gains (losses) recognized in revenue	(13,000,000,000)	[2],[7]	30,000,000,000	[7]
Purchases (issuances) / sales (redemption), and settlement			(39,000,000,000)	[3],[4],[7]
Settlements	6,000,000,000	[7]
Foreign exchange movements	(2,000,000,000)	[7]
Net transfers in / (out of) Level 3			5,000,000,000	[6],[7]
Transfers into Level 3	(4,000,000,000)	[6],[7]
Transfers out of Level 3	(1,000,000,000)	[6],[7]
Level 3 assets, ending balance	14,000,000,000	[7]	28,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Assets
Level 3 assets, beginning balance	11,000,000,000	[7]	9,000,000,000	[7]
Net gain (loss) on trading			80,000,000,000	[7]
Total gains (losses) recognized in revenue	(3,000,000,000)	[2],[7]	80,000,000,000	[7]
Purchases (issuances) / sales (redemption), and settlement			(71,000,000,000)	[3],[4],[7]
Settlements	(24,000,000,000)	[7]
Foreign exchange movements	(4,000,000,000)	[7]
Net transfers in / (out of) Level 3			(7,000,000,000)	[6],[7]
Transfers into Level 3	12,000,000,000	[6],[7]
Transfers out of Level 3	(31,000,000,000)	[6],[7]
Level 3 assets, ending balance	(39,000,000,000)	[7]	11,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Assets
Level 3 assets, beginning balance	(55,000,000,000)	[7]	(58,000,000,000)	[7]
Net gain (loss) on trading			(51,000,000,000)	[7]
Total gains (losses) recognized in revenue	(30,000,000,000)	[2],[7]	(51,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			50,000,000,000	[3],[4],[7]
Settlements	52,000,000,000	[7]
Foreign exchange movements	3,000,000,000	[7]
Net transfers in / (out of) Level 3			4,000,000,000	[6],[7]
Transfers into Level 3	25,000,000,000	[6],[7]
Transfers out of Level 3	(6,000,000,000)	[6],[7]
Level 3 assets, ending balance	(11,000,000,000)	[7]	(55,000,000,000)	[7]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Assets
Level 3 assets, beginning balance	2,000,000,000	[7]	(2,000,000,000)	[7]
Net gain (loss) on trading			(2,000,000,000)	[7]
Total gains (losses) recognized in revenue	22,000,000,000	[2],[7]	(2,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			(1,000,000,000)	[3],[4],[7]
Settlements	(6,000,000,000)	[7]
Foreign exchange movements	0	[7]
Net transfers in / (out of) Level 3			7,000,000,000	[6],[7]
Transfers into Level 3	0	[6],[7]
Transfers out of Level 3	0	[6],[7]
Level 3 assets, ending balance	18,000,000,000	[7]	2,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Assets
Level 3 assets, beginning balance	(2,000,000,000)	[7]	0
Net gain (loss) on trading			(6,000,000,000)	[7]
Total gains (losses) recognized in revenue	0	[2],[7]	(6,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			3,000,000,000	[3],[4],[7]
Settlements	0	[7]
Foreign exchange movements	0	[7]
Net transfers in / (out of) Level 3			1,000,000,000	[6],[7]
Transfers into Level 3	2,000,000,000	[6],[7]
Transfers out of Level 3	0	[6],[7]
Level 3 assets, ending balance	0	[7]	(2,000,000,000)	[7]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Assets
Level 3 assets, beginning balance	(16,000,000,000)		(19,000,000,000)
Net gain (loss) on trading			51,000,000,000
Total gains (losses) recognized in revenue	(24,000,000,000)	[2]	51,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(58,000,000,000)	[3],[4]
Settlements	28,000,000,000
Foreign exchange movements	(3,000,000,000)
Net transfers in / (out of) Level 3			10,000,000,000	[6]
Transfers into Level 3	35,000,000,000	[6]
Transfers out of Level 3	(38,000,000,000)	[6]
Level 3 assets, ending balance	(18,000,000,000)		(16,000,000,000)
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Assets
Level 3 assets, beginning balance	671,000,000,000		824,000,000,000
Net gain (loss) on trading			72,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(2,000,000,000)	[2]	90,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(173,000,000,000)	[3],[4]
Purchases / issuances	703,000,000,000	[5]
Sales / redemptions	(831,000,000,000)	[5]
Settlements	28,000,000,000
Foreign exchange movements	(6,000,000,000)
Net transfers in / (out of) Level 3			(70,000,000,000)	[6]
Transfers into Level 3	119,000,000,000	[6]
Transfers out of Level 3	(131,000,000,000)	[6]
Level 3 assets, ending balance	551,000,000,000		671,000,000,000
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Assets
Level 3 assets, beginning balance	11,000,000,000		10,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	(4,000,000,000)	[2]	0
Purchases (issuances) / sales (redemption), and settlement			7,000,000,000	[3],[4]
Purchases / issuances	10,000,000,000	[5]
Sales / redemptions	(5,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(6,000,000,000)	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	11,000,000,000		11,000,000,000
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Assets
Level 3 assets, beginning balance	25,000,000,000
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]
Total gains (losses) recognized in other comprehensive income	(1,000,000,000)
Purchases / issuances	66,000,000,000	[5]
Sales / redemptions	(17,000,000,000)	[5]
Foreign exchange movements	0
Transfers into Level 3	0	[6]
Transfers out of Level 3	0	[6]
Level 3 assets, ending balance	72,000,000,000
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Assets
Level 3 assets, beginning balance	0
Total gains (losses) recognized in revenue	0	[2]
Total gains (losses) recognized in other comprehensive income	0
Purchases / issuances	8,000,000,000	[5]
Sales / redemptions	(2,000,000,000)	[5]
Foreign exchange movements	0
Level 3 assets, ending balance	6,000,000,000
Trading Assets And Private Equity Investments [Member] | Other [Member]
Assets
Level 3 assets, beginning balance			38,000,000,000
Net gain (loss) on trading			0
Gain (loss) on investments in equity securities and other			1,000,000,000	[1]
Total gains (losses) recognized in revenue			1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(1,000,000,000)	[3],[4]
Net transfers in / (out of) Level 3			(13,000,000,000)	[6]
Level 3 assets, ending balance			25,000,000,000
Trading Liabilities [Member]
Liabilities
Level 3 liabilities, beginning balance	146,000,000,000		(118,000,000,000)
Net gain (loss) on trading			50,000,000,000
Total gains (losses) recognized in revenue	(50,000,000,000)	[2]	50,000,000,000
Purchases (issuances) / sales (redemption), and settlement			290,000,000,000	[3],[4]
Purchases / issuances	95,000,000,000	[5]
Sales / redemptions	(200,000,000,000)	[5]
Foreign exchange movements	(10,000,000,000)
Net transfers in / (out of) Level 3			24,000,000,000
Transfers into Level 3	2,000,000,000	[6]
Transfers out of Level 3	(95,000,000,000)	[6]
Level 3 liabilities, ending balance	(12,000,000,000)		146,000,000,000
Trading Liabilities [Member] | Equities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue			0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	0	[5]
Sales / redemptions	0	[5]
Net transfers in / (out of) Level 3			0
Transfers into Level 3	0	[6]
Level 3 liabilities, ending balance	0
Trading Liabilities [Member] | Government And Government Agency Securities [Member]
Liabilities
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue			0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Net transfers in / (out of) Level 3			0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Level 3 liabilities, ending balance	1,000,000,000
Trading Liabilities [Member] | Sub Total Liabilities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Transfers into Level 3	0	[6]
Level 3 liabilities, ending balance	1,000,000,000
Trading Liabilities [Member] | Short-Term Borrowings [Member]
Liabilities
Level 3 liabilities, beginning balance	1,000,000,000		9,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	0	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(6,000,000,000)	[3],[4]
Purchases / issuances	16,000,000,000	[5]
Sales / redemptions	(15,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(1,000,000,000)
Transfers into Level 3	0	[6]
Transfers out of Level 3	(2,000,000,000)	[6]
Level 3 liabilities, ending balance	0		1,000,000,000
Trading Liabilities [Member] | Payables And Deposits [Member]
Liabilities
Level 3 liabilities, beginning balance	1,000,000,000		0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			1,000,000,000	[3],[4]
Purchases / issuances	0	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Level 3 liabilities, ending balance	0		1,000,000,000
Trading Liabilities [Member] | Long-Term Borrowings [Member]
Liabilities
Level 3 liabilities, beginning balance	144,000,000,000		(127,000,000,000)
Net gain (loss) on trading			49,000,000,000
Total gains (losses) recognized in revenue	(50,000,000,000)	[2]	49,000,000,000
Purchases (issuances) / sales (redemption), and settlement			295,000,000,000	[3],[4]
Purchases / issuances	77,000,000,000	[5]
Sales / redemptions	(183,000,000,000)	[5]
Foreign exchange movements	(10,000,000,000)
Net transfers in / (out of) Level 3			25,000,000,000
Transfers into Level 3	2,000,000,000	[6]
Transfers out of Level 3	(93,000,000,000)	[6]
Level 3 liabilities, ending balance	¥ (13,000,000,000)		¥ 144,000,000,000

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
[2]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[3]	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU No. 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”) and ASU No. 2009-16 “Accounting for Transfers of Financial Assets”.
[4]	Includes the effect of foreign exchange movements.
[5]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[6]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[7]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy I) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011
Trading Assets And Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	¥ 78
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Investments in Equity Securities and Other	2	[1]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	87
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(7)
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(8)
Trading Assets And Private Equity Investments [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	8
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	1
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	1
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(1)
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	9
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	9
Trading Assets And Private Equity Investments [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Mortgage Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(5)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(5)
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(3)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	4
Trading Assets And Private Equity Investments [Member] | Equity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	23	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	23	[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	91	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	91	[2]
Trading Assets And Private Equity Investments [Member] | Credit Risk Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(28)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(28)	[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(1)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(1)	[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(4)	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	(4)	[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	81	[2]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	81	[2]
Trading Assets And Private Equity Investments [Member] | Fair Value Of Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	78
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Private Equity Investments	8
Fair Value, Assets Measured On Recurring Basis, Change in Unrealized Gain (Loss) from Dividends and Interest Expense	(1)
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	85
Trading Assets And Private Equity Investments [Member] | Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	0
Trading Assets And Private Equity Investments [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) on Investments in Equity Securities and Other	2	[1]
Fair Value Assets Measured On Recurring Basis Unrealized Gain Loss	2
Trading Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	12
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	12
Trading Liabilities [Member] | Short Term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	0
Trading Liabilities [Member] | Notes Payable Other Payables [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	0
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	0
Trading Liabilities [Member] | Long Term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	12
Fair Value Liabilities Measured On Recurring Basis Unrealized Gain Loss	¥ 12

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy II) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012
Trading Assets And Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	¥ (61)	[1]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(2)	[1]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(12)	[1]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	2	[1]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(3)
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	3	[1]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	1	[1]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(1)	[1]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(12)	[1]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(6)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(9)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(45)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	16	[1],[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1],[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(44)	[1]
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(56)	[1]
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(3)	[1]
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(2)	[1]
Trading Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	(63)	[1]
Trading Liabilities [Member] | Short-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	0	[1]
Trading Liabilities [Member] | Payables And Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	0	[1]
Trading Liabilities [Member] | Long-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	¥ (63)	[1]

[1]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Fair Value Of Financial Instruments (Information On The Investments Where NAV Per Share Is Calculated) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	¥ 185	[1]	¥ 165	[1]
Unfunded commitments	28	[2]	38	[2]
Hedge Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	109	[1]	91	[1]
Unfunded commitments	0	[2]	0	[2]
Redemption frequency (if currently eligible)	Monthly	[3]	Weekly/Monthly	[3]
Redemption notice period	Same day-95 days	[4]	Same day-95 days	[4]
Venture Capital Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	4	[1]	2	[1]
Unfunded commitments	1	[2]	0	[2]
Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	61	[1]	64	[1]
Unfunded commitments	12	[2]	23	[2]
Redemption frequency (if currently eligible)	Quarterly	[3]	Quarterly	[3]
Redemption notice period	30 days	[4]	30 days	[4]
Real Estate Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	11	[1]	8	[1]
Unfunded commitments	¥ 15	[2]	¥ 15	[2]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.

Fair Value Of Financial Instruments (Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option) (Details) (JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	¥ (8)	[1]	¥ 10	[1]	¥ 7	[1]
Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(26)	[1]	(44)	[1]	(150)	[1]
Trading Assets [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	0	[1],[2]	(4)	[1],[2]	(1)	[1],[2]
Private Equity Investments [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	(12)	[1],[2]	0	[1],[2]	0	[1],[2]
Loans And Receivables [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	(6)	[1]	8	[1]	8	[1]
Collateralized Agreements [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	10	[1],[3]	6	[1],[3]
Other [Member] | Trading Assets And Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading assets	0	[1],[2]
Short-Term Borrowings [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(14)	[1],[4]	(7)	[1],[4]	(3)	[1],[4]
Collateralized Financing [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(1)	[1],[3]	0	[1],[3]
Long-Term Borrowings [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	(11)	[1],[4],[5]	(37)	[1],[4],[5]	(147)	[1],[4],[5]
Other Liabilities [Member] | Trading Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net gain (loss) on trading liabilities	¥ 0	[1],[6]

[1]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes resale and repurchase agreements.
[4]	Includes structured notes and other financial liabilities.
[5]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[6]	Includes loan commitments.

Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	¥ 84,000,000,000		¥ 110,000,000,000
Non-trading debt securities	862,758,000,000		591,797,000,000
Segment, Geographical [Domain] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	6,598,000,000,000	[1]	7,016,000,000,000	[1]
Non-trading debt securities	640,000,000,000	[1]	410,000,000,000	[1]
Japan [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	2,304,000,000,000	[1]	2,822,000,000,000	[1]
U.S. [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	1,319,000,000,000	[1]	1,184,000,000,000	[1]
EU [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	2,527,000,000,000	[1]	2,640,000,000,000	[1]
Other [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	¥ 448,000,000,000	[1]	¥ 370,000,000,000	[1]

[1]	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥640 billion as of March 31, 2012. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair Value Of Financial Instruments (Estimated Fair Value Of Financial Insruments Not Carried At Fair Value) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Liabilities
Securities sold under agreements to repurchase	¥ 307,083,000,000		¥ 332,337,000,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]	1,620,000,000,000	[1]
Time Deposits	653,000,000,000	[1]	339,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]	191,000,000,000	[1]
Loans and receivables	1,290,000,000,000	[1],[2]	1,268,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]	9,559,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]	5,598,000,000,000	[1]
Total Assets	16,987,000,000,000	[1]	18,575,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]	1,167,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]	813,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]	10,814,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]	1,710,000,000,000	[1]
Long-term borrowings	8,505,000,000,000	[1]	8,403,000,000,000	[1]
Total Liabilities	22,224,000,000,000	[1]	22,907,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]	1,620,000,000,000	[1]
Time Deposits	653,000,000,000	[1]	339,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]	191,000,000,000	[1]
Loans and receivables	1,286,000,000,000	[1],[2]	1,265,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]	9,559,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]	5,598,000,000,000	[1]
Total Assets	16,983,000,000,000	[1]	18,572,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]	1,167,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]	813,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]	10,814,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]	1,710,000,000,000	[1]
Long-term borrowings	8,242,000,000,000	[1]	8,179,000,000,000	[1]
Total Liabilities	21,961,000,000,000	[1]	22,683,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 1 [Member]
Assets
Cash and Cash Equivalent	1,071,000,000,000	[1]
Total Assets	1,071,000,000,000	[1]
Liabilities
Long-term borrowings	154,000,000,000	[1]
Total Liabilities	154,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 2 [Member]
Assets
Time Deposits	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	230,000,000,000	[1]
Loans and receivables	1,031,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,663,000,000,000	[1],[3]
Securities Borrowed	6,080,000,000,000	[1]
Total Assets	15,657,000,000,000	[1]
Liabilities
Short-term borrowings	1,186,000,000,000	[1]
Deposits received at banks	905,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,000,000,000	[1],[3]
Securities Loaned	1,700,000,000,000	[1]
Long-term borrowings	8,084,000,000,000	[1]
Total Liabilities	21,803,000,000,000	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 3 [Member]
Assets
Loans and receivables	255,000,000,000	[1],[2]
Total Assets	255,000,000,000	[1]
Liabilities
Short-term borrowings	0	[1]
Long-term borrowings	4,000,000,000	[1]
Total Liabilities	¥ 4,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.
[3]	Includes amounts carried at fair value through election of the fair value option and represents amounts after counterparty netting in accordance with ASC 210-20.

Derivative Instruments And Hedging Activities (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments And Hedging Activities [Abstract]
Offset of cash collateral receivables against net derivative liabilities	¥ 1,051	¥ 605
Offset of cash collateral payables against net derivative assets	867	456
Derivative liability position with credit-risk-related contingent features	1,867	1,779
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	1,143	958
Additional collateral required to be posted, aggregate fair value	¥ 26	¥ 18

Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 23,752	¥ 16,919
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	18,881	12,733
Impact of master netting agreements, Financial institutions	(17,553)	(11,611)
Impact of collateral, Financial institutions	(797)	(442)
Net exposure to credit risk, Financial institutions	¥ 531	¥ 680

Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivative [Line Items]
Derivative Assets Notional	¥ 751,370		¥ 759,978
Derivative Assets Fair value	23,752		16,919
Derivative Liabilities Notional	711,836	[1]	806,748	[1]
Derivative Liabilities Fair value	23,649	[1]	16,860	[1]
Derivatives Used For Trading Purposes [Member]
Derivative [Line Items]
Derivative Assets Notional	749,325	[2],[3]	758,427	[2],[3]
Derivative Assets Fair value	23,670	[2],[3]	16,887	[2],[3]
Derivative Liabilities Notional	711,739	[1],[2],[3]	806,097	[1],[2],[3]
Derivative Liabilities Fair value	23,648	[1],[2],[3]	16,854	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Equity Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	16,079	[2],[3]	16,229	[2],[3]
Derivative Assets Fair value	1,603	[2],[3]	1,472	[2],[3]
Derivative Liabilities Notional	14,497	[1],[2],[3]	16,257	[1],[2],[3]
Derivative Liabilities Fair value	1,687	[1],[2],[3]	1,511	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	636,833	[2],[3]	652,220	[2],[3]
Derivative Assets Fair value	18,843	[2],[3]	11,937	[2],[3]
Derivative Liabilities Notional	592,413	[1],[2],[3]	689,543	[1],[2],[3]
Derivative Liabilities Fair value	18,597	[1],[2],[3]	11,759	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Credit Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	37,067	[2],[3]	37,075	[2],[3]
Derivative Assets Fair value	1,864	[2],[3]	2,066	[2],[3]
Derivative Liabilities Notional	41,785	[1],[2],[3]	38,432	[1],[2],[3]
Derivative Liabilities Fair value	1,952	[1],[2],[3]	2,093	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	59,296	[2],[3]	52,150	[2],[3]
Derivative Assets Fair value	1,356	[2],[3]	1,315	[2],[3]
Derivative Liabilities Notional	62,999	[1],[2],[3]	61,310	[1],[2],[3]
Derivative Liabilities Fair value	1,407	[1],[2],[3]	1,384	[1],[2],[3]
Derivatives Used For Trading Purposes [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	50	[2],[3]	753	[2],[3]
Derivative Assets Fair value	4	[2],[3]	97	[2],[3]
Derivative Liabilities Notional	45	[1],[2],[3]	555	[1],[2],[3]
Derivative Liabilities Fair value	5	[1],[2],[3]	107	[1],[2],[3]
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets Notional	2,045		1,551
Derivative Assets Fair value	82		32
Derivative Liabilities Notional	97	[1]	651	[1]
Derivative Liabilities Fair value	1	[1]	6	[1]
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	1,855		1,531
Derivative Assets Fair value	78		32
Derivative Liabilities Notional			535	[1]
Derivative Liabilities Fair value			4	[1]
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets Notional	190		20
Derivative Assets Fair value	4		0
Derivative Liabilities Notional	97	[1]	116	[1]
Derivative Liabilities Fair value	¥ 1	[1]	¥ 2	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes derivatives used for non-trading purposes which are not designated as hedge accounting.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Derivative Instruments And Hedging Activities (Derivative Amounts Included In The Consolidated Statements Of Operations) (Details) (Derivatives Used For Trading Purposes [Member], JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative [Line Items]
Net gain (loss) on trading Derivatives	¥ (239)	[1],[2]	¥ 245	[1],[2]	¥ 413	[1],[2]
Equity Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(137)	[1],[2]	206	[1],[2]	326	[1],[2]
Interest Rate Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	42	[1],[2]	132	[1],[2]	248	[1],[2]
Credit Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(73)	[1],[2]	88	[1],[2]	(284)	[1],[2]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(67)	[1],[2]	(171)	[1],[2]	124	[1],[2]
Commodity Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	¥ (4)	[1],[2]	¥ (10)	[1],[2]	¥ (1)	[1],[2]

[1]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Derivative Instruments And Hedging Activities (Fair Value Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	¥ 76	¥ 22	¥ 14
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	76	22	14
Hedged Items [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	(76)	(22)	(14)
Hedged Items [Member] | Long-Term Borrowings [Member]
Derivatives, Fair Value [Line Items]
Interest revenue / Interest expense	¥ (76)	¥ (22)	¥ (14)

Derivative Instruments And Hedging Activities (Net Investment Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Other comprehensive income (loss)	¥ 3	¥ 17
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Other comprehensive income (loss)	(1)	0
Long-Term Borrowings [Member]
Derivative [Line Items]
Other comprehensive income (loss)	¥ 4	¥ 17

Derivative Instruments And Hedging Activities (Written Credit Derivatives And Purchased Credit Protection) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	¥ 562	[1]	¥ 56	[1]
Total	20,159		18,933
Notional, Purchased credit protection of credit derivatives	18,692		17,020
Credit Default Indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	124	[1]	117	[1]
Total	10,738		12,666
Notional, Purchased credit protection of credit derivatives	9,334		10,956
Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	223	[1]	19	[1]
Total	3,298		3,552
Notional, Purchased credit protection of credit derivatives	2,138		2,143
Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	(1)	[1]	0	[1]
Total	781		212
Notional, Purchased credit protection of credit derivatives	651		121
Total [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	908	[1]	192	[1]
Total	34,976		35,363
Notional, Purchased credit protection of credit derivatives	30,815		30,240
Less Than 1 Year [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,902		2,082
Less Than 1 Year [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,667		806
Less Than 1 Year [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,084		247
Less Than 1 Year [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0		4
Less Than 1 Year [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,653		3,139
1 To 3 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	6,750		8,416
1 To 3 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,089		4,372
1 To 3 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,201		2,421
1 To 3 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional
1 To 3 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	10,040		15,209
3 To 5 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	8,510		6,953
3 To 5 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,807		6,275
3 To 5 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	441		696
3 To 5 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	439		208
3 To 5 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	15,197		14,132
More Than 5 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,997		1,482
More Than 5 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,175		1,213
More Than 5 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	572		188
More Than 5 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	342
More Than 5 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 4,086		¥ 2,883

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of The Underlying Asset) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 20,159		¥ 18,933
Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	10,738		12,666
Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	3,298		3,552
Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	781		212
Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	34,976		35,363
AAA Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,196		2,200
AAA Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	140		1,228
AAA Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	20		22
AAA Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0		25
AAA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,356		3,475
AA Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,749		1,182
AA Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	711		375
AA Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	18
AA Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0
AA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,478		1,557
A Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,878		5,789
A Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,358		5,592
A Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	3
A Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	137		29
A Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	11,376		11,410
BBB Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,550		5,722
BBB Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,905		3,202
BBB Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	111		0
BBB Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	532		154
BBB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	9,098		9,078
BB Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,974		2,586
BB Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,619		577
BB Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	212
BB Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	112		4
BB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	4,917		3,167
Other Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,812	[1]	1,454	[1]
Other Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5	[1]	1,692	[1]
Other Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,934	[1]	3,530	[1]
Other Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 4,751	[1]	¥ 6,676	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Private Equity Business (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Private Equity Investments [Line Items]
Investment at fair value	¥ 132,320	¥ 208,754	¥ 267,168	¥ 253,693
Investments	201,955	289,420
NPF [Member]
Schedule of Private Equity Investments [Line Items]
Investments made in entities entry	21
Investments made in entities exit	21
Investment at fair value	789	77,793
Ashikaga Holdings [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	47.00%
Terra Firma Investments [Member]
Schedule of Private Equity Investments [Line Items]
Investment at fair value	102,649	100,395
TFCP II [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	10.00%
Investments	213,000
Total commitment	21,295
Total commitment after recyclable distributions	4,064
Drawn down for investments	3,914
TFCP III [Member]
Schedule of Private Equity Investments [Line Items]
Ownership percentage	2.00%
Investments	568,000
Total commitment	10,750
Drawn down for investments	¥ 8,347

Investment Company Accounting (Summary Of Aggregate Fair Value And Cost Of Investments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Schedule Of Investment Company Accounting [Abstract]
Closing cost	¥ 31,691	[1]	¥ 148,358	[1]
Gross unrealized appreciation	110,600		104,807
Gross unrealized depreciation	(9,971)		(44,411)
Closing fair value	¥ 132,320		¥ 208,754		¥ 267,168	¥ 253,693

[1]	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

Investment Company Accounting (Summary Of Performance Of The Investments) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Schedule Of Investment Company Accounting [Abstract]
Opening fair value	¥ 208,754		¥ 267,168		¥ 253,693
Purchase / (sales) of investees during the period	(109,724)	[1]	(70,292)	[1]	(5,004)	[1]
Realized gains / (losses) during the period	35,931	[2]	10,070	[2]	(2,212)	[2]
Change in unrealized gains / (losses) during the period	(2,641)	[3]	1,808	[3]	20,691	[3]
Closing fair value	¥ 132,320		¥ 208,754		¥ 267,168

[1]	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
[2]	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.
[3]	Includes the effect of foreign exchange movements.

Collateralized Transactions (Fair Value Of Securities Received As Collateral Available To Sell Or Repledge) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Collateralized Transactions [Abstract]
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥ 32,075	¥ 28,262
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	¥ 23,957	¥ 22,576

Collateralized Transactions (Assets Owned, Pledged As Collateral) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	¥ 3,171,738		¥ 2,801,277
Non-trading debt securities	54,969		86,234
Investments in and advance to affiliated companies	33,921		36,639
Equities And Convertible Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	47,966		29,935
Government And Government Agency Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	1,333,482		977,291
Bank And Corporate Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	139,863		93,250
Commercial Mortgage-Backed Securities ("CMBS") [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	40,183		54,725
Residential Mortgage-Backed Securities ("RMBS") [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	1,527,946		1,572,177
Collateralized Debt Obligations ("CDO") And Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	82,298	[1]	64,247	[1]
Investment Trust Funds And Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)			¥ 9,652

[1]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.

Collateralized Transactions (Assets Subject To Lien) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	¥ 2,285,209	¥ 2,337,316
Loans And Receivables [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	55,236	27,635
Trading Assets [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	1,515,079	2,010,605
Office buildings, land, equipment and facilities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	116,530	20,815
Non-Trading Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	337,681	278,261
Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	¥ 260,683

Non-trading Securities (Narrative) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Insurance Subsidiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Non-trading securities disposed	¥ 317,806
Non-trading securities Realized Gain	6,331
Non-trading securities Realized Loss	1,282
Total proceeds received from disposals	322,855
Other-than-temporary impairment loss recognized	¥ 1,078

Non-trading Securities (Non-trading Securities Reconciliation) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	¥ 240,917
Gross unrealized gains	3,754
Gross unrealized losses	2,415
Fair value	242,256
Government, state, municipal and government agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	150,203
Gross unrealized gains	445
Gross unrealized losses	164
Fair value	150,484
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	37,256
Gross unrealized gains	115
Gross unrealized losses	182
Fair value	37,289
Equities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	53,358
Gross unrealized gains	3,194
Gross unrealized losses	2,069
Fair value	¥ 54,483

Non-trading Securities (Residual Contractual Maturity Of Non-trading Debt Securities) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Insurance Subsidiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 1 year	¥ 16,241
1 to 5 years	37,200
5 to 10 years	90,423
More than 10 years	43,909
Total	¥ 187,773

Non-trading Securities (Fair Value And Unrealized Losses Of Non-trading Securities) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair value	¥ 41,923
Gross unrealized losses	2,415
Total number of non-trading securities that are in an unrealized loss position	70
Government, state, municipal and government agency securities
Schedule of Available-for-sale Securities [Line Items]
Fair value	14,954
Gross unrealized losses	164
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Fair value	5,920
Gross unrealized losses	182
Equities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	21,049
Gross unrealized losses	¥ 2,069

Securitizations And Variable Interest Entities (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Proceeds received from new securitizations	¥ 349,000,000,000	¥ 481,000,000,000
Recognized associated profit on sale	0	200,000
Cumulative balance of financial assets transferred to SPEs	3,782,000,000,000	3,141,000,000,000
Debt securities issued by special purpose entities initial fair value	1,336,000,000,000	2,271,000,000,000
Cash inflows from third parties on the sale of debt securities	723,000,000,000	1,472,000,000,000
Interests held in SPEs	14,000,000,000	26,000,000,000
Outstanding collateral service agreements or written credit default swap agreements	¥ 27,000,000,000	¥ 28,000,000,000
Fair value of firms retained interest, percentage	10.00%
Sensitivity of fair value to immediate adverse changes, percentage	20.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes on fair value based on adverse effect	20.00%
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes on fair value based on adverse effect	10.00%

Securitizations And Variable Interest Entities (Fair Value Of Retained Interests) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Type of transferred assets	¥ 165	¥ 199
Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	0	0
Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Level 2 [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Level 2 [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	197
Level 3 [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Level 3 [Member] | Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Investment Grade [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	163	196
Investment Grade [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	161	194
Investment Grade [Member] | Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	2
Other SPE [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	3
Other SPE [Member] | Government And Government Agency Bonds [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	2	3
Other SPE [Member] | Bank And Corporate Debt Securities [Member]
Variable Interest Entity [Line Items]
Type of transferred assets	¥ 0	¥ 0

Securitizations And Variable Interest Entities (Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 years		Mar. 31, 2011 years
Variable Interest Entity [Line Items]
Fair value of retained interests	¥ 165,000,000,000		¥ 199,000,000,000
Material Retained Interest Held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	157,000,000,000	[1]	192,000,000,000	[1]
Weighted-average life (Years)	7	[1]	6.3	[1]
Constant prepayment rate	8.10%	[1]	7.10%	[1]
Impact of 10% adverse change	(1,300,000,000)	[1]	(500,000,000)	[1]
Impact of 20% adverse change	(2,400,000,000)	[1]	(1,000,000,000)	[1]
Discount rate	3.30%	[1]	4.70%	[1]
Impact of 10% adverse change	(3,700,000,000)	[1]	(4,300,000,000)	[1]
Impact of 20% adverse change	(7,100,000,000)	[1]	(7,400,000,000)	[1]
Sensitivity analysis for material retained interest	157,000,000,000		192,000,000,000
Retained interests	¥ 165,000,000,000		¥ 199,000,000,000

[1]	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥157 billion out of ¥165 billion as of March 31, 2012. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Securitizations And Variable Interest Entities (Type And Carrying Value Of Financial Assets) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Securitizations And Variable Interest Entities [Abstract]
Equities	¥ 116	¥ 89
Debt securities	84	110
Mortgage and mortgage-backed securities	27	35
Long-term loans receivable	21	22
Total	248	256
Long-term borrowings	¥ 223	¥ 230

Securitizations And Variable Interest Entities (Classification Of The Consolidated VIEs' Assets And Liabilities) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,070,520,000,000		¥ 1,620,340,000,000		¥ 1,020,647,000,000	¥ 613,566,000,000
Equities	116,000,000,000		89,000,000,000
Debt securities	84,000,000,000		110,000,000,000
Mortgage and mortgage-backed securities	27,000,000,000		35,000,000,000
Derivatives	0		16,919,000,000,000
Private equity investments	201,955,000,000		289,420,000,000
Securities purchased under agreements to resell, fair value option	7,662,748,000,000		9,558,617,000,000
Other	1,475,123,000,000		568,493,000,000
Derivatives	0	[1]	16,860,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,293,000,000		10,813,797,000,000
Short-term borrowings	1,185,613,000,000		1,167,077,000,000
Long-term borrowings	8,504,840,000,000		8,402,917,000,000
Other liabilities	1,165,901,000,000		552,316,000,000
Aircrafts held by special purpose entities	0		30,000,000,000
Aircraft purchase deposits	0		15,000,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	52,000,000,000		92,000,000,000
Equities	730,000,000,000		785,000,000,000
Debt securities	180,000,000,000		239,000,000,000
Mortgage and mortgage-backed securities	84,000,000,000		67,000,000,000
Investment trust funds and other	0		8,000,000,000
Derivatives	4,000,000,000		10,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell, fair value option	7,000,000,000		6,000,000,000
Office buildings, land, equipment and facilities	140,000,000,000	[2],[3]	42,000,000,000	[2]
Other	408,000,000,000	[3],[4]	84,000,000,000	[4]
Total	1,606,000,000,000		1,334,000,000,000
Debt securities	4,000,000,000		6,000,000,000
Derivatives	38,000,000,000		32,000,000,000
Securities sold under agreements to repurchase	0		2,000,000,000
Short-term borrowings			2,000,000,000
Long-term borrowings	992,000,000,000		1,030,000,000,000
Other liabilities	35,000,000,000		5,000,000,000
Total	1,069,000,000,000		1,077,000,000,000
Aircrafts held by special purpose entities	14,000,000,000		30,000,000,000
Aircraft purchase deposits	¥ 17,000,000,000		¥ 15,000,000,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes aircraft of ¥30 billion and ¥14 billion as of March 31, 2011 and 2012, respectively, held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are used in connection with Nomura’s aircraft leasing business.
[3]	Includes real estate and real estate for sale held by SPEs consolidated by a new subsidiary acquired during the year ended March 31, 2012.
[4]	Includes aircraft purchase deposits of ¥15 billion and ¥17 billion as of March 31, 2011 and 2012, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.

Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 2,485	¥ 2,457
Carrying amount of variable interests, Liabilities	9	8
Maximum exposure to loss to unconsolidated VIEs	2,531	2,490
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	58	80
Maximum exposure to loss to unconsolidated VIEs	58	80
Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	133	164
Maximum exposure to loss to unconsolidated VIEs	133	164
Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,137	2,070
Maximum exposure to loss to unconsolidated VIEs	2,137	2,070
Investment Trust Fund And Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	96	80
Maximum exposure to loss to unconsolidated VIEs	96	80
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	1
Carrying amount of variable interests, Liabilities	9	8
Maximum exposure to loss to unconsolidated VIEs	27	17
Private Equity Investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	25	24
Maximum exposure to loss to unconsolidated VIEs	25	24
Short-Term Borrowings [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2	3
Maximum exposure to loss to unconsolidated VIEs	2	3
Long-Term Borrowings [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	29	31
Maximum exposure to loss to unconsolidated VIEs	29	31
Other SPE [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	5	4
Maximum exposure to loss to unconsolidated VIEs	5	4
Commitments To Extend Credit [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	¥ 19	¥ 17

Financing Receivables (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivables [Abstract]
Related allowance, recorded investment	¥ 35,721	¥ 41,630
Related allowance, total unpaid principal balance	38,103	43,715
Related allowance	2,693	3,279
Amount of Non accrual Status Loan	¥ 40,565

Financing Receivables (Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivables [Line Items]
Loans receivable, Carrying value	¥ 1,293,372		¥ 1,271,284
Loans receivable, Fair value	458,352	[1]	554,180	[1]
Loans receivable carried at amortized cost	835,020		717,104
Advances to affiliated companies	10,649		12,766
Loans At Banks [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	285,516		320,296
Short-Term Secured Margin Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	165,246		206,910
Inter-Bank Money Market Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	95,461		8,281
Corporate Loans [Member]
Financing Receivables [Line Items]
Loans receivable, Carrying value	¥ 747,149		¥ 735,797

[1]	Carried at fair value through election of the fair value option.

Financing Receivables (Changes In The Allowance For Losses For The Current Period) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Total allowance for loan losses, Balance at beginning of year	¥ 3,809		¥ 4,389
Total allowance for loan losses, Provision for losses	(350)		(833)
Total allowance for loan losses, Charge-offs	(2)		(32)
Total allowance for loan losses, Other	(72)	[1]	285	[1]
Total allowance for loan losses, Balance at end of year	3,385		3,809		4,389
Allowance for receivables other than loans, Balance at beginning of year	1,051		1,036
Allowance for receivables other than loans, Provision for losses	20		143
Allowance for receivables other than loans, Charge-offs	(1)		(59)
Allowance for receivables other than loans, Other	433	[1]	(69)	[1]
Allowance for receivables other than loans, Balance at end of year	1,503		1,051		1,036
Total allowance for doubtful accounts, Balance at beginning of year	4,860		5,425		3,765
Total allowance for doubtful accounts, Provision for losses	(330)		(690)		2,214
Total allowance for doubtful accounts, Charge-offs	(3)		(91)		(1,637)
Total allowance for doubtful accounts, Other	361	[1]	216	[1]	1,083
Total allowance for doubtful accounts, Balance at end of year	4,888		4,860		5,425
Loans At Banks [Member]
Total allowance for loan losses, Balance at beginning of year	339		783
Total allowance for loan losses, Provision for losses	213		(253)
Total allowance for loan losses, Charge-offs			(32)
Total allowance for loan losses, Other			(159)	[1]
Total allowance for loan losses, Balance at end of year	552		339
Short-Term Secured Margin Loans [Member]
Total allowance for loan losses, Balance at beginning of year	37		25
Total allowance for loan losses, Provision for losses	(11)		13
Total allowance for loan losses, Charge-offs	(2)
Total allowance for loan losses, Other	0	[1]	(1)	[1]
Total allowance for loan losses, Balance at end of year	24		37
Inter-Bank Money Market Loans [Member]
Total allowance for loan losses, Balance at beginning of year			5
Total allowance for loan losses, Provision for losses			(5)
Corporate Loans [Member]
Total allowance for loan losses, Balance at beginning of year	3,422		3,576
Total allowance for loan losses, Provision for losses	(592)		(599)
Total allowance for loan losses, Other	(72)	[1]	445	[1]
Total allowance for loan losses, Balance at end of year	2,758		3,422
Advances To Affiliated Companies [Member]
Total allowance for loan losses, Balance at beginning of year	11
Total allowance for loan losses, Provision for losses	40		11
Total allowance for loan losses, Balance at end of year	¥ 51		¥ 11

[1]	Includes the effect of foreign exchange movements.

Financing Receivables (Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 2,704	¥ 3,279
Allowance by impairment methodology, Evaluated collectively	681	530
Total allowance for loan losses	3,385	3,809	4,389
Loans by impairment methodology, Evaluated individually	484,015	237,547
Loans by impairment methodology, Evaluated collectively	361,654	492,323
Total loans	845,669	729,870
Loans At Banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	14	7
Allowance by impairment methodology, Evaluated collectively	538	332
Total allowance for loan losses	552	339	783
Loans by impairment methodology, Evaluated individually	212	7
Loans by impairment methodology, Evaluated collectively	235,195	257,270
Total loans	235,407	257,277
Short-Term Secured Margin Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	10
Allowance by impairment methodology, Evaluated collectively	14	37
Total allowance for loan losses	24	37	25
Loans by impairment methodology, Evaluated individually	58,636
Loans by impairment methodology, Evaluated collectively	106,610	206,910
Total loans	165,246	206,910
Inter-Bank Money Market Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance for loan losses			5
Loans by impairment methodology, Evaluated individually	95,461	8,281
Total loans	95,461	8,281
Corporate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	2,680	3,272
Allowance by impairment methodology, Evaluated collectively	78	150
Total allowance for loan losses	2,758	3,422	3,576
Loans by impairment methodology, Evaluated individually	329,312	228,776
Loans by impairment methodology, Evaluated collectively	9,594	15,860
Total loans	338,906	244,636
Advances To Affiliated Companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated collectively	51	11
Total allowance for loan losses	51	11
Loans by impairment methodology, Evaluated individually	394	483
Loans by impairment methodology, Evaluated collectively	10,255	12,283
Total loans	¥ 10,649	¥ 12,766

Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Loans Receivable Gross	¥ 845,669		¥ 729,870
Secured Loans At Banks [Member]
Loans Receivable Gross	154,887		154,634
Unsecured Loans At Banks [Member]
Loans Receivable Gross	80,520		102,643
Short-Term Secured Margin Loans [Member]
Loans Receivable Gross	165,246		206,910
Secured Inter-Bank Money Market Loans [Member]
Loans Receivable Gross	1,461		8,281
Unsecured Inter- Bank Money Market Loans [Member]
Loans Receivable Gross	94,000
Secured Corporate Loans [Member]
Loans Receivable Gross	299,987		160,487
Unsecured Corporate Loans [Member]
Loans Receivable Gross	38,919		84,149
Advances To Affiliated Companies [Member]
Loans Receivable Gross	10,649		12,766
AAA-BBB [Member]
Loans Receivable Gross	411,536		295,917
AAA-BBB [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	92,207		111,841
AAA-BBB [Member] | Unsecured Loans At Banks [Member]
Loans Receivable Gross	80,507		102,636
AAA-BBB [Member] | Secured Inter-Bank Money Market Loans [Member]
Loans Receivable Gross	1,461		8,281
AAA-BBB [Member] | Unsecured Inter- Bank Money Market Loans [Member]
Loans Receivable Gross	94,000
AAA-BBB [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	131,767		30,567
AAA-BBB [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross	1,339		30,309
AAA-BBB [Member] | Advances To Affiliated Companies [Member]
Loans Receivable Gross	10,255		12,283
BB-CCC [Member]
Loans Receivable Gross	160,080		75,064
BB-CCC [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	29,169		17,449
BB-CCC [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	93,331		5,170
BB-CCC [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross	37,580		52,445
CC-D [Member]
Loans Receivable Gross	4,245		3,402
CC-D [Member] | Unsecured Loans At Banks [Member]
Loans Receivable Gross	13		7
CC-D [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	4,232		2,000
CC-D [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross			1,395
Others [Member]
Loans Receivable Gross	269,808	[1]	355,487	[1]
Others [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	33,511	[1]	25,344	[1]
Others [Member] | Short-Term Secured Margin Loans [Member]
Loans Receivable Gross	165,246	[1]	206,910	[1]
Others [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	70,657	[1]	122,750	[1]
Others [Member] | Advances To Affiliated Companies [Member]
Loans Receivable Gross	¥ 394	[1]	¥ 483	[1]

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.

Lease (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2009 sqft years	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases [Abstract]
Operating Leases, Income Statement, Lease Revenue, Total		¥ 66,180	¥ 2,747
Rental expenses, net of sublease rental income		43,536	48,957	49,374
Lease agreement in years	20
Area leased by subsidiary (in square foot)	525,000
Capital lease assets		¥ 27,902	¥ 24,855

Lease (Lease Deposits And Rents Received) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases [Abstract]
Lease deposits	¥ 11,738
Rents received during the year	¥ 3,848

Lease (Schedule Of Property Subject To Or Available For Operating Lease) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Cost	¥ 999,450
Accumulated Depreciation	(12,858)
Net carrying amount	986,592
Real Estate [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost	984,087	[1]
Accumulated Depreciation	(11,174)	[1]
Net carrying amount	972,913	[1]
Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Cost	15,363
Accumulated Depreciation	(1,684)
Net carrying amount	¥ 13,679

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Lease (Schedule Of Future Minimum Lease Payments Receivable On Noncancelable Operating Leases) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Minimum lease payments to be received, Total	¥ 146,108
Minimum lease payments to be received, Less than 1 year	24,607
Minimum lease payments to be received, 1 to 2 years	23,197
Minimum lease payments to be received, 2 to 3 years	21,458
Minimum lease payments to be received, 3 to 4 years	17,713
Minimum lease payments to be received, 4 to 5 years	12,876
Minimum lease payments to be received, More than 5 years	¥ 46,257

Lease (Lease Deposits And Rent Paid) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Leases [Abstract]
Lease deposits			¥ 4,229		¥ 6,541
Rental expenses	¥ 622	[1]	¥ 4,358	[1]	¥ 4,531	[1]

[1]	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

Lease (Schedule Of Future Minimum Lease Payments Under Capital Leases I) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 52,855
Less: Amount representing interest	(28,896)
Present value of net lease payments	¥ 23,959

Lease (Schedule Of Future Minimum Lease Payments Under Capital Leases II) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 52,855
Minimum lease payments, Less than 1 year	616
Minimum lease payments, 1 to 2 Years	456
Minimum lease payments, 2 to 3 Years	408
Minimum lease payments, 3 to 4 Years	2,809
Minimum lease payments, 4 to 5 Years	3,290
Minimum lease payments, More than 5 years	¥ 45,276

Lease (Schedule Of Future Minimum Rental Payments Under Non-cancelable Operating Leases I) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 169,038
Less: Sublease rental income	(9,948)
Net minimum lease payments	¥ 159,090

Lease (Schedule Of Future Minimum Rental Payments Under Non-cancelable Operating Leases II) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 169,038
Minimum lease payments, Less than 1 year	21,129
Minimum lease payments, 1 to 2 years	19,154
Minimum lease payments, 2 to 3 years	16,667
Minimum lease payments, 3 to 4 years	14,309
Minimum lease payments, 4 to 5 years	10,780
Minimum lease payments, More than 5 years	¥ 86,999

Business Combinations (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	May 24, 2011 NLB [Member]	Mar. 31, 2012 NLB [Member]	Jul. 01, 2011 NLB [Member]	Mar. 31, 2012 Nomura Land And Building Co Ltd and Other Companies [Member]
Agreement entered, date				May 13, 2011
Acquired additional issued shares, percentage			39.00%
Total payment in relation to Share Purchases			¥ 37,620
Gain from bargain purchase				44,963
Percentage of outstanding shares				38.50%
Loss from change in fair value of equity investments				16,555
Equity investments remeasured at fair value				38,379
Loss from equity investments remeasured at fair value				4,109
Revenues generated						488,536
Revenues from real estate sales						251,377
Costs of real estate sales						226,450
Net income from Share Purchases						¥ 5,107
Common shares allotted for each share					118
Common shares issued	3,822,562,601	3,719,133,241			103,429,360

Business Combinations (Summary Of The Fair Value Of The Assets Acquired And The Liabilities Assumed) (Details) (JPY ¥) In Millions, unless otherwise specified	0 Months Ended
May 24, 2011
Business Combinations [Abstract]
Cash and cash deposits	¥ 78,634
Loans receivable	54,023 [1]
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets	60,048 [2]
Assets other than above	1,290,121 [3]
Total assets	2,211,374
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889
Total liabilities	1,784,621
Equity attributable to NHI shareholders	120,962
Noncontrolling interests of NLB	22,397 [4]
Noncontrolling interests attributable to other than shareholders of NLB	283,394 [5]
Acquisition costs and fair value of previously held equity investments	75,999
Goodwill	(44,963)
Weighted-average amortization period of intangible assets	9
Gross contractual amounts receivable	54,131
Estimate of the contractual cash flows not expected to be collected	¥ 108

[1]	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million and the estimate of the contractual cash flows not expected to be collected of ¥108 million.
[2]	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
[3]	Includes real estate classified as held for sale.
[4]	Valuation is based on the acquisition cost of the Share Purchases.
[5]	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Business Combinations (Summary Of Pro-Forma Financial Information) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Combinations [Abstract]
Total revenue	¥ 1,892,851	¥ 2,011,241
Net income (loss) attributable to NHI shareholders	¥ (13,951)	¥ 58,533
Basic net income (loss) attributable to NHI shareholders per share	¥ (3.83)	¥ 16.13
Diluted net income (loss) attributable to NHI shareholders per share	¥ (3.83)	¥ 16.06

Other Assets-Other/Other Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Assets-Other / Other Liabilities [Abstract]
Amortization expenses	¥ 19,129	¥ 5,031	¥ 6,111
Other intangible assets not subject to amortization excluding goodwill	¥ 16,609	¥ 8,231

Other Assets-Other/Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Other Assets-Other / Other Liabilities [Abstract]
Securities received as collateral	¥ 92,743		¥ 43,624
Goodwill and other intangible assets	160,227		116,834
Deferred tax assets	201,244		241,911
Investments in equity securities for other than operating purposes	113,006	[1]	11,915	[1]
Other	907,903	[2]	154,209
Other assets-Other, Total	1,475,123		568,493
Obligation to return securities received as collateral	92,743		43,624
Accrued income taxes	16,169		10,123
Other accrued expenses and provisions	378,957		404,048
Other	678,032	[3]	94,521
Other liabilities, Total	1,165,901		552,316
Investments, listed equity securities	58,460		6,496
Investments, unlisted equity securities	54,546		5,419
Carrying value of investment contracts underwritten	292,120
Estimated fair value of investment contracts underwritten	¥ 294,242

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
[2]	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
[3]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flow.

Other Assets-Other/Other Liabilities (Schedule Of Changes In Goodwill Within Other Assets-Other) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Balance at beginning of year	¥ 70,223	[1]	¥ 79,818	[1]
Increases due to business combinations	4,898	[2]
Other	(1,087)	[3]	(9,595)	[3]
Balance at end of year	74,034	[1]	70,223	[1]
Currency translation adjustments, decrease amount	(1,083)		(7,276)
Wholesale [Member]
Balance at end of year	¥ 68,718		¥ 69,800

[1]	The amounts attributable to Nomura Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.
[2]	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.
[3]	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.

Other Assets-Other/Other Liabilities (Intangible Assets Subject To Amortization) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets, Major Class Name [Domain]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 106,359	¥ 56,023
Accumulated amortization	(36,775)	(17,643)
Net carrying amount	69,584	38,380
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	88,733	55,406
Accumulated amortization	(34,947)	(17,405)
Net carrying amount	53,786	38,001
Lease agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,500
Accumulated amortization	(1,445)
Net carrying amount	15,055
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,126	617
Accumulated amortization	(383)	(238)
Net carrying amount	¥ 743	¥ 379

Other Assets-Other/Other Liabilities (Estimated Amortization Expense For The Next Five Years) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	¥ 9,636
2014	8,300
2015	8,268
2016	7,731
2017	¥ 7,314

Borrowings (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Unutilized borrowing facilities	138,301	124,380
Subordinated borrowings	637,487	1,059,261
Fixed-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2042	2035
Long-term borrowings, Minimum interest rate	0.10%	0.00%
Long-term borrowings, Maximum interest rate	10.00%	10.01%
Floating-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2039	2038
Long-term borrowings, Minimum interest rate	0.00%	0.10%
Long-term borrowings, Maximum interest rate	8.54%	8.30%
Index / Equity-Linked Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2042	2042
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	32.50%	32.50%

Borrowings (Short-Term And Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Total	¥ 1,185,613		¥ 1,167,077
Sub-Total	8,281,872
Trading balances of secured borrowings	222,968
Total	8,504,840		8,402,917
Short-Term Borrowings [Member]
Debt Instrument [Line Items]
Commercial paper	315,579	[1]	379,500	[1]
Bank borrowings	743,119	[1]	563,748	[1]
Other	126,915	[1]	223,829	[1]
Total	1,185,613	[1]	1,167,077	[1]
Secured borrowings	8,647		44,159
Bonds And Notes Issued [Member]
Debt Instrument [Line Items]
Secured borrowings	757,018		1,000,856
Fixed-Rate Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	1,201,404	[2]	1,365,805	[2]
Fixed-Rate Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	860,975	[2]	748,626	[2]
Floating-Rate Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	788,224	[2]	897,147	[2]
Floating-Rate Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	117,121	[2]	364,796	[2]
Index / Equity-Linked Obligations [Member] | Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	1,241,950	[2]	1,251,330	[2]
Index / Equity-Linked Obligations [Member] | Non-Japanese Yen Denominated [Member]
Debt Instrument [Line Items]
Bonds and notes issued	654,775	[2]	985,723	[2]
Long-Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term borrowings from banks and other financial institutions	3,494,323	[3]	2,559,325	[3]
Bonds and notes issued	4,787,549	[2]	5,613,427	[2]
Long Term Borrowings From Banks And Financial Institutions [Member]
Debt Instrument [Line Items]
Secured borrowings	¥ 224,543		¥ 6,093

[1]	Includes secured borrowings of ¥44,159 million as of March 31, 2011 and ¥8,647 million as of March 31, 2012.
[2]	Includes secured borrowings of ¥1,000,856 million as of March 31, 2011 and ¥757,018 million as of March 31, 2012.
[3]	Includes secured borrowings of ¥6,093 million as of March 31, 2011 and ¥224,543 million as of March 31, 2012.

Borrowings (Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Borrowings [Abstract]
Debt issued by the Company	¥ 3,178,278		¥ 3,205,519
Debt issued by subsidiaries-guaranteed by the Company	2,076,721		2,270,308
Debt issued by subsidiaries-not guaranteed by the Company	3,249,841	[1]	2,927,090	[1]
Total	¥ 8,504,840		¥ 8,402,917

[1]	Includes trading balances of secured borrowings.

Borrowings (Effective Weighted-Average Interest Rates Of Borrowings) (Details)	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Short-term borrowings	0.43%	0.63%
Long-term borrowings	1.34%	1.48%
Fixed-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	2.04%	2.30%
Floating-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	0.90%	0.99%
Index / Equity-Linked Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings	1.22%	1.20%

Borrowings (Maturities Of Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Borrowings [Abstract]
2013	¥ 1,112,828
2014	884,259
2015	1,579,413
2016	936,386
2017	686,855
2018 and thereafter	3,082,131
Subtotal	8,281,872
Trading balances of secured borrowings	222,968
Total	¥ 8,504,840	¥ 8,402,917

Earnings Per Share (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Oct. 13, 2009 Public Offering [Member]	Oct. 27, 2009 Third Party Allotment [Member]	Oct. 13, 2009 Third Party Allotment [Member]
Earnings Per Share [Line Items]
Antidilutive stock options to purchase common shares				24,840,700	59,670,700	12,436,800
Conversion of convertible bonds, Value						¥ 110,000
Conversion of convertible bonds, Shares						258,040,481
Shares issued	103,429,360			103,429,360		800,000,000	766,000,000		34,000,000
Shares value							416,949	18,507
Buyback of common shares		75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Buyback of common shares, Amount		¥ 37,362	¥ 37,362

Earnings Per Share (Summary Of The Amounts And The Numbers Used In The Calculation Of Net Income Attributable To NHI Common Shareholders Per Share (Basic And Diluted)) (Details) (JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share [Abstract]
Basic-Net income attributable to NHI shareholders	¥ 11,583	¥ 28,661	¥ 67,798
Basic-Weighted average number of shares outstanding	3,643,481,439	3,627,798,587	3,126,790,289
Basic-Net income attributable to NHI shareholders per share	¥ 3.18	¥ 7.9	¥ 21.68
Diluted-Net income attributable to NHI shareholders	¥ 11,561	¥ 28,642	¥ 67,784
Diluted-Weighted average number of shares outstanding	3,680,124,235	3,642,689,381	3,139,394,052
Diluted-Net income attributable to NHI shareholders per share	¥ 3.14	¥ 7.86	¥ 21.59

Employee Benefit Plans (Narrative) (Details)	12 Months Ended																	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 SGD	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Overseas Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Overseas Subsidiaries [Member] JPY (¥)	Mar. 31, 2012 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2012 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2012 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 3 [Member] SGD	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] SGD
Defined Benefit Plan Disclosure [Line Items]
Number of years required for payment	2	2
Recognized asset for pension benefits					¥ 5,838,000,000	¥ 5,787,000,000
Gains and losses of greater of the benefit obligation or the fair value of plan assets	10.00%	10.00%
Accumulated benefit obligation	238,614,000,000		211,425,000,000
Plan assets of domestic plans investments in equities	23.00%	23.00%
Plan assets of domestic plans investments in debt securities	50.00%	50.00%
Plan assets of domestic plans investments in life insurance	15.00%	15.00%
Plan assets of domestic plans investments in other	12.00%	12.00%
Fair value of plan assets	159,652,000,000		120,727,000,000	122,632,000,000			87,854,000,000	70,220,000,000	49,562,000,000	40,862,000,000	22,236,000,000	9,645,000,000	10,263,000,000	32,000,000	3,055,000,000	20,848,000,000	18,584,000,000	6,083,000,000		1,692,000,000
Fair value of real estate funds and annuities																			6,083,000,000		1,692,000,000
Level 3 assets purchased																		4,416,000,000
Expected contributions to plans		32,076,000,000
Contributions to the defined contribution pension plans	3,741,000,000		3,233,000,000	3,021,000,000
Contributions to overseas defined contribution pension plans	7,882,000,000		6,903,000,000	5,712,000,000
Health care benefit cost	¥ 7,614,000,000		¥ 6,760,000,000	¥ 5,820,000,000

Employee Benefit Plans (Net Periodic Benefit Cost Of The Defined Benefit Plans) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Service cost	¥ 9,016	¥ 9,328	¥ 8,719
Interest cost	4,649	4,480	4,307
Expected return on plan assets	(3,262)	(3,182)	(3,023)
Amortization of net actuarial losses	3,687	3,088	4,735
Amortization of prior service cost	(1,479)	(1,148)	(1,148)
Net periodic benefit cost	¥ 12,611	¥ 12,566	¥ 13,590

Employee Benefit Plans (Reconciliation Of The Changes In Projected Benefit Obligation And The Fair Value Of Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Projected benefit obligation at beginning of year	¥ 213,653	¥ 215,761
Service cost	9,016	9,328	8,719
Interest cost	4,649	4,480	4,307
Actuarial gain (loss)	9,415	(647)
Benefits paid	(14,785)	(15,406)
Acquisition and Other	20,542	137
Projected benefit obligation at end of year	242,490	213,653	215,761
Fair value of plan assets at beginning of year	120,727	122,632
Actual return on plan assets	6,696	1,865
Employer contributions	32,291	4,407
Benefits paid	(8,114)	(8,177)
Acquisition	8,052
Fair value of plan assets at end of year	159,652	120,727	122,632
Funded status at end of year	(82,838)	(92,926)
Amounts recognized in the consolidated balance sheets	¥ (82,838)	¥ (92,926)

Employee Benefit Plans (The Projected Benefit Obligation, Accumulated Benefit Obligation, And Fair Value Of Plan Assets For Pension Plans With ABO And PBO In Excess Of Plan Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Employee Benefit Plans [Abstract]
PBO	¥ 242,490	¥ 213,653
ABO	238,614	211,425
Fair value of plan assets	159,652	120,727
PBO	242,490	213,653
ABO	238,614	211,425
Fair value of plan assets	¥ 159,652	¥ 120,727

Employee Benefit Plans (Amounts In Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized As Components Of Net Periodic Benefit Cost) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 70,196
Net prior service cost	(9,582)
Total	¥ 60,614

Employee Benefit Plans (Amounts In Accumulated Other Comprehensive Income, Pre-Tax, Expected To Be Recognized As Components Of Net Periodic Benefit Cost Over The Next Fiscal Year) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 3,295
Net prior service cost	(1,544)
Total	¥ 1,751

Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine PBO) (Details)	Mar. 31, 2012	Mar. 31, 2011
Employee Benefit Plans [Abstract]
Discount rate	1.80%	2.10%
Rate of increase in compensation levels	2.80%	2.50%

Employee Benefit Plans (The Weighted-Average Assumptions Used To Determine Net Periodic Benefit Costs) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Discount rate	1.80%	2.10%	2.20%
Rate of increase in compensation levels	2.80%	2.50%	2.50%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%

Employee Benefit Plans (Information About The Plan Assets At Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 159,652		¥ 120,727		¥ 122,632
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87,854		70,220
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,562		40,862
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,236		9,645		10,263
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,230		23,121
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,230		23,121
Private Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,802		838
Private Equity Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,802		838		892
Japanese Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,867		47,099
Japanese Government Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,867		47,099
Japanese Government Agency And Municipal Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219
Japanese Government Agency And Municipal Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	757
Foreign Government Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	757
Bank And Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,011
Bank And Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,011
Investment Trust Funds And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,417	[1]	27,097	[1]
Investment Trust Funds And Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,983	[1]	18,290	[1]
Investment Trust Funds And Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,434	[1]	8,807	[1]	9,371
Life Insurance Company General Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,501		19,344
Life Insurance Company General Accounts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,501		19,344
Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,848		3,228
Other Pension Plan Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 7,848		¥ 3,228

[1]	Includes hedge funds and real estate funds.

Employee Benefit Plans (Information About The Plan Assets For Which Level 3 Inputs Are Utilized To Determine The Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Private Equity Investments [Member]	Mar. 31, 2011 Private Equity Investments [Member]	Mar. 31, 2012 Investment Trust Funds And Other [Member]		Mar. 31, 2011 Investment Trust Funds And Other [Member]		Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2011 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member] Private Equity Investments [Member]	Mar. 31, 2011 Level 3 [Member] Private Equity Investments [Member]	Mar. 31, 2012 Level 3 [Member] Investment Trust Funds And Other [Member]		Mar. 31, 2011 Level 3 [Member] Investment Trust Funds And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 159,652	¥ 120,727	¥ 122,632	¥ 9,802	¥ 838	¥ 26,417	[1]	¥ 27,097	[1]	¥ 9,645	¥ 10,263	¥ 838	¥ 892	¥ 8,807	[1]	¥ 9,371
Unrealized and realized gains / loss										621	(371)	974	5	(353)		(376)
Purchases / sales and other settlement										11,970	(247)	7,990	(59)	3,980		(188)
Fair value of plan assets at end of year	¥ 159,652	¥ 120,727	¥ 122,632	¥ 9,802	¥ 838	¥ 26,417	[1]	¥ 27,097	[1]	¥ 22,236	¥ 9,645	¥ 9,802	¥ 838	¥ 12,434	[1]	¥ 8,807	[1]

[1]	Includes hedge funds and real estate funds.

Employee Benefit Plans (Expected Benefit Payments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Employee Benefit Plans [Abstract]
2013	¥ 9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	¥ 56,148

Deferred Compensation Plans (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average amounts on the grant date fair value of options granted	¥ 48	¥ 127	¥ 173
Aggregate intrinsic values, outstanding	¥ 182
Aggregate intrinsic values, exercisable
Total unrecognized compensation cost, based on the fair value	213
Stock option plans exercisable after grant date	2
Stock option plans expire after grant date	7
Weighted average period for recognizing unrecognized compensation cost (in years)	1.3
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised	3,284	3,934	4,462
Aggregate intrinsic values, outstanding	41,747
Aggregate intrinsic values, exercisable	1,540
Total unrecognized compensation cost, based on the fair value	14,119
Total fair value of shares vested	3,868	4,909	5,593
Exercise price per unit	¥ 1
Weighted average period for recognizing unrecognized compensation cost (in years)	1.7
Total number of SARs to be issued	555,893
Shares on acquisition	55,589,300
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation Expense	26,869	18,638	9,737
Tax benefits recognized in earnings for stock-based compensation expense	1,092	546	291
Cash received from exercise of the stock-based compensation plans	9
Tax benefit realized from exercise of Deferres compensation	452
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on the fair value	8,499
Deferred compensation Expense	13,708	27,257
Weighted average period for recognizing unrecognized compensation cost (in years)	2
Exercise price per share	¥ 1
Deferred Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on the fair value	3,040
Deferred compensation Expense	8,819
Deferred Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
NSUs and CSUs and CIUs[Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Equit Linked Award Plans, Vest, Exercisable, Contractual Term in subsequent periods	5
Deferred compensation arrangement grants in subsequent period	¥ 45,000
Maximum [Member] | SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans expire after grant date	7
Maximum [Member] | SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	3
Stock option plans expire after grant date	8
Stock Options and Stock Unit Plans Vest, Exercisable, Contractual Term in subsequent periods	1
Stock Options and Stock Unit Plans, Expire, Contractual Term in subsequent periods	6
Minimum [Member] | SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	2
Minimum [Member] | SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	1
Stock option plans expire after grant date	7
Stock Options and Stock Unit Plans Vest, Exercisable, Contractual Term in subsequent periods	5
Stock Options and Stock Unit Plans, Expire, Contractual Term in subsequent periods	10

Deferred Compensation Plans (Stock Option Plans, Weighted-Average Assumptions) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred Compensation Arrangements [Abstract]
Expected volatility	41.78%	40.51%	40.06%
Expected dividends yield	3.31%	1.73%	3.25%
Expected lives (in years)	6	6	6
Risk-free interest rate	0.63%	0.76%	1.01%

Deferred Compensation Plans (Activity Relating SAR Plan A) (Details) (SAR Plan A [Member], JPY ¥)	12 Months Ended
Mar. 31, 2012 years
SAR Plan A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (number of shares), Outstanding, Beginning	13,817,800
Outstanding (number of shares), Granted	2,858,000
Outstanding (number of shares), Exercised
Outstanding (number of shares), Repurchased
Outstanding (number of shares), Forfeited	(97,500)
Outstanding (number of shares), Expired	(1,224,000)
Outstanding (number of shares), Outstanding, Ending	15,354,300
Outstanding (number of shares), Exercisable, Ending	9,662,300
Weighted-average exercise price, Outstanding, Beginning	¥ 1,176
Weighted-average exercise price, Granted	¥ 302
Weighted-average exercise price, Exercised
Weighted-average exercise price, Repurchased
Weighted-average exercise price, Forfeited	¥ 1,183
Weighted-average exercise price, Expired	¥ 1,290
Weighted-average exercise price, Outstanding, Ending	¥ 988
Weighted-average exercise price, Exercisable, Ending	¥ 1,339
Weighted-average remaining life (years), Outstanding, Beginning	3.9
Weighted-average remaining life (years), Outstanding, Ending	3.9
Weighted-average remaining life(years), Exercisable, Ending	10.6

Deferred Compensation Plans (Activity Relating SAR Plan B) (Details) (SAR Plan B [Member], JPY ¥)	12 Months Ended
Mar. 31, 2012 years
SAR Plan B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (number of shares), Outstanding, Beginning	69,787,000
Outstanding (number of shares), Granted	62,086,300
Outstanding (number of shares), Exercised	(9,271,600)
Outstanding (number of shares), Repurchased
Outstanding (number of shares), Forfeited	(8,226,100)
Outstanding (number of shares), Expired
Outstanding (number of shares), Outstanding, Ending	114,375,600
Outstanding (number of shares), Exercisable, Ending	4,218,300
Weighted-average grant date fair value per share, Outstanding, Beginning	¥ 716
Weighted-average grant date fair value per share, Granted	¥ 397
Weighted-average grant date fair value per share, Exercised	¥ 799
Weighted-average grant date fair value per share, Repurchased
Weighted-average grant date fair value per share, Forfeited	¥ 606
Weighted-average grant date fair value per share, Expired
Weighted-average grant date fair value per share, Outstanding, Ending	¥ 544
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 1,459
Weighted-average remaining life (years), Outstanding, Beginning	6
Weighted-average remaining life (years), Outstanding, Ending	5.6
Weighted-average remaining life(years), Exercisable, Ending	3.1

Deferred Compensation Plans (Activity Related To NSU And CSU) (Details)	Mar. 31, 2012 NSUs [Member] JPY (¥)		Mar. 31, 2011 NSUs [Member] JPY (¥)	Mar. 31, 2012 CSUs [Member] JPY (¥)		Mar. 31, 2012 CSUs [Member] SGD
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of units), Beginning	68,410,978		48,543,628	33,096,488		33,096,488
Outstanding (number of units), Granted	55,456,277			53,967,338		53,967,338
Outstanding (number of units), Vested	(29,882,636)			(16,680,077)		(16,680,077)
Outstanding (number of units), Forfeited	(5,706,291)			(4,190,773)		(4,190,773)
Outstanding (number of units), Ending	68,410,978		48,543,628	33,096,488		33,096,488
Index price, Beginning	¥ 373	[1]	¥ 350			373	[1]
Index price, Granted	414	[2]		398	[2]
Index price, Vested	338	[3]		376	[3]
Index price, Forfeited
Index price, Ending	¥ 373	[1]	¥ 350			373	[1]

[1]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012
[2]	Weighted-average price of the Company’s common stock used to determine number of awards granted
[3]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards

Deferred Compensation Plans (Activity Related To NIU) (Details) (NIUs [Member], USD $)	Mar. 31, 2012
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of units), Beginning	36,871,138
Outstanding (number of units), Granted	58,890,897
Outstanding (number of units), Vested	(18,785,827)
Outstanding (number of units), Forfeited	(3,233,932)
Outstanding (number of units), Ending	36,871,138
Index price, Beginning	$ 3,320	[1],[2]
Index price, Granted	3,300	[1],[3]
Index price, Vested	3,110	[1],[4]
Index price, Forfeited		[1]
Index price, Ending	$ 3,320	[1],[2]
Indicator of determination of price of the each Units	0.10%	[1]

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012
[3]	Weighted-average index price used to determine number of awards granted.
[4]	Weighted-average index price used to determine the final cash settlement amount of the awards.

Restructuring Initiatives (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Restructuring Initiatives [Abstract]
Employee termination costs	¥ 12,397
Restructuring charges included in Non-interest expenses Compensation and benefits	5,314
Restructuring charges recorded in the liability	¥ 7,083

Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	41.00%	41.00%	41.00%
Net deferred tax assets included in Other assets	¥ 201,244	¥ 241,911
Net deferred tax liabilities included in Other liabilities	63,493	12,180
Unrecognized tax benefits
Maximum percentage of operating loss carryforwards usage on current year taxable income	80.00%
Special Reconstruction Corporate Tax, Percentage	10.00%
Decrease in net deferred tax assets	5,510
Increase in income tax expenses	5,510
Decrease in net income to shareholders	13,251
Between April 1 2004 to March 31 2012 [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	41.00%
Between April 1 2012 to March 31 2015 [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	38.00%
April 1 2015 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Domestic statutory tax rate	36.00%
Income Tax Benefit, Net Operating Losses [Member]
Operating Loss Carryforwards [Line Items]
Income tax benefit recognized from net operating losses	1,358	4,645	10,374
Foreign Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Undistributed Earnings, No Deferred Tax Provided	6,424
U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,190,179
2012 Through 2021 [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	365,464
2022 And Thereafter [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	232,725
OperatingLoss Carryforwards Indefinitely [Member] | U.S. And European Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 591,990
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Corporate Income Tax Rate	30.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Corporate Income Tax Rate	25.50%

Income Taxes (Components Of Income Tax Expense) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Domestic, Current	¥ 13,481	¥ 175	¥ 12,988
Foreign, Current	7,650	5,956	4,599
Sub Total, Current	21,131	6,131	17,587
Domestic, Deferred	34,274	56,194	28,207
Foreign, Deferred	3,498	(995)	(8,633)
Sub Total, Deferred	37,772	55,199	19,574
Income Tax Expense (Benefit), Total	¥ 58,903	¥ 61,330	¥ 37,161

Income Taxes (Effective Income Tax Rate Reflected In The Consolidated Statements Of Operations) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Normal effective statutory tax rate	41.00%	41.00%	41.00%
Change in deferred tax valuation allowance	(22.50%)	1.60%	6.70%
Taxable items to be added on financial profit	3.80%	5.30%	10.80%
Non-deductible expenses	23.30%	16.60%	10.50%
Non-taxable revenue	(29.70%)	(8.40%)	(7.80%)
Dividends from foreign subsidiaries	0.90%	0.00%	1.00%
Tax effect of undistributed earnings of foreign subsidiaries	(1.10%)	0.00%	0.10%
Different tax rate applicable to income (loss) of foreign subsidiaries	14.10%	10.80%	(26.90%)
Change in domestic tax laws	45.70%
Expiration of loss carryforwards	2.80%	1.30%	0.70%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	(8.80%)	(1.30%)
Other	(0.20%)	(1.10%)	(0.80%)
Effective tax rate	69.30%	65.80%	35.30%

Income Taxes (Details Of Deferred Tax Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Abstract]
Depreciation, amortization and valuation of fixed assets	¥ 70,406	¥ 10,243
Investments in subsidiaries and affiliates	177,522	171,520
Valuation of financial instruments	197,961	214,706
Accrued pension and severance costs	34,291	41,402
Other accrued expenses and provisions	84,628	77,649
Operating losses	313,245	317,519
Other	20,034	5,215
Gross deferred tax assets	898,087	838,254
Less-Valuation allowance	(490,986)	(461,966)	(501,554)	(493,906)
Total deferred tax assets	407,101	376,288
Investments in subsidiaries and affiliates	78,262	69,363
Valuation of financial instruments	56,732	47,694
Undistributed earnings of foreign subsidiaries	3,167	4,409
Valuation of fixed assets	117,112	19,355
Other	14,077	5,736
Total deferred tax liabilities	269,350	146,557
Net deferred tax assets	¥ 137,751	¥ 229,731

Income Taxes (Changes In The Valuation Allowance For Deferred Tax Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 461,966		¥ 501,554		¥ 493,906
Net change during the year	29,020	[1]	(39,588)	[2]	7,648	[3]
Balance at end of year	490,986		461,966		501,554
Nomura Holdings, Inc. [Member]
Valuation Allowance [Line Items]
Net change during the year	(15,709)		(3,408)		(3,332)
Japan Subsidiaries [Member]
Valuation Allowance [Line Items]
Net change during the year	20,014		(2,657)		2,667
Foreign Subsidiaries [Member]
Valuation Allowance [Line Items]
Net change during the year	¥ 24,715		¥ 33,523		¥ 8,313

[1]	Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc. and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.
[2]	Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.
[3]	Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related to the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.

Income Taxes (Summarizes The Major Jurisdictions Subject To Examination) (Details)	12 Months Ended
Mar. 31, 2012
Japan [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2007 [1]
U.K. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2011
U.S. [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2008

[1]	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2006.

Shareholders' Equity (Narrative) (Details) (JPY ¥)	0 Months Ended		1 Months Ended		12 Months Ended						0 Months Ended
	Jul. 01, 2011	Jul. 30, 2010	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2011 Affiliated Entity [Member]	Mar. 31, 2010 Affiliated Entity [Member]	Oct. 13, 2009 Public Offering [Member]	Oct. 13, 2009 Third Party Allotment [Member]
Class of Stock [Line Items]
Amounts available for distributions					¥ 483,126,000,000	¥ 480,471,000,000	¥ 546,483,000,000
Investee undistributed earnings equity method					50,922,000,000	77,145,000,000	72,405,000,000
Dividends on common stock per share					¥ 6	¥ 8	¥ 8
Number of shares authorized to be repurchased		75,000,000
Total value of shares authorized for repurchase		50,000,000,000
Common shares repurchased			75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Repurchases of common stock			37,362,000,000	37,362,000,000
Minimum tradable quantity of share lot					100
Common stock held in treasury					159,078,706	118,246,309		908,498	1,062,910	1,063,153
Common stock held in treasury, value					¥ 99,819,000,000	¥ 97,692,000,000		¥ 1,985,000,000	¥ 2,189,000,000	¥ 2,189,000,000
Shares issued	103,429,360				103,429,360		800,000,000				766,000,000	34,000,000

Shareholders' Equity (Shares of Common Stock Outstanding) (Details)	0 Months Ended	1 Months Ended		12 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity [Abstract]
Number of shares outstanding at beginning of year				3,600,886,932	3,669,044,614	2,604,779,843
New issue	103,429,360			103,429,360		800,000,000
Conversion of convertible bonds						258,040,481
Common shares repurchased		75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Sales of common stock				1,530	2,409	6,328
Common stock issued to employees				9,271,600	6,870,600	6,122,900
Other net change in treasury stock				(12,496)	243	121,919
Number of shares outstanding at end of year				3,663,483,895	3,600,886,932	3,669,044,614

Regulatory Requirements (Narrative) (Details)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 SGD	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Nomura Securities [Member]	Mar. 31, 2011 Nomura Securities [Member]
Quantified total of business risk	120.00%	120.00%	120.00%
Capital adequacy ratio					120.00%	120.00%
Segregated bonds with a market value		¥ 269,979,000,000		¥ 394,863,000,000
Equities with a market value		6,353,000,000
Net capital defined under the alternative method	1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%	2.00%
Percentage of total risk margin requirement	8.00%	8.00%	8.00%
Minimum capital required			3,000,000

Affiliated Companies And Other Equity-Method Investees (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended		0 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 JAFCO [Member]	May 31, 2011 JAFCO [Member]	Mar. 31, 2012 NRI [Member]	Jul. 31, 2011 NRI [Member]	May 31, 2011 NRI [Member]	Mar. 31, 2012 Fortress [Member]	Mar. 31, 2012 Chi-X Europe [Member]	Dec. 31, 2009 Chi-X Europe [Member]	Feb. 18, 2011 BATS Global Markets Inc [Member]	May 31, 2009 IPO [Member] Class A [Member] Fortress [Member]
Subsidiary Or Equity Method Investee [Line Items]
Number of shares purchased from related parties					382,000
Amount of shares purchased from related parties					¥ 18,145
Additional equity interest acquired					0.30%			0.90%				7.00%
Ownership percentage				24.40%		39.10%			11.40%
Equity method goodwill, remaining carrying value						56,934
Number of shares Aquired							381,520
Number of new stock issued to affiliated company and other equity-method investees							45,019,360
Shares issued by affiliated company and other Equity-method investees													46,000,000
Shares purchased by parent													5,400,000
Voting interests											34.00%
Gain recognized on deconsolidation process										3,074
Outstanding share capital												100.00%
Equity in earnings of equity-method investees	5,716	11,602	12,924
Dividends from equity-method investees	¥ 4,747	¥ 4,802	¥ 4,827

Affiliated Companies And Other Equity-Method Investees (Summary Of Financial Information For Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Subsidiary Or Equity Method Investee [Line Items]
Total assets	¥ 35,697,312		¥ 36,692,990
Total liabilities	33,308,175		34,601,354
Non-interest expenses	1,450,902		1,037,443		1,045,575
Net income attributable to the company	11,583		28,661		67,798
JAFCO, NRI And NLB [Member]
Subsidiary Or Equity Method Investee [Line Items]
Total assets	564,086	[1]	2,096,554
Total liabilities	200,020	[1]	1,521,653
Net revenues	161,209	[2]	590,985		526,350
Non-interest expenses	105,520	[2]	535,564		482,573
Net income attributable to the company	31,007	[2]	29,392		22,779
Fortress [Member]
Subsidiary Or Equity Method Investee [Line Items]
Total assets	184,650	[3]	172,677	[3]
Total liabilities	96,312	[3]	95,396	[3]
Net revenues	73,306	[3]	89,710	[3]	57,602	[3]
Non-interest expenses	166,006	[3]	154,161	[3]	144,868	[3]
Net income attributable to the company	¥ (36,994)	[3]	¥ (24,400)	[3]	¥ (23,651)	[3]

[1]	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.
[2]	For NLB, financial information while it was an affiliated company of Nomura is included.
[3]	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

Affiliated Companies And Other Equity-Method Investees (Summary Of Balances And Transactions With Affiliated Companies And Other Equity-Method Investees) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Subsidiary Or Equity Method Investee [Line Items]
Advances to affiliated companies	¥ 10,649	¥ 12,766
Revenues	1,851,760	1,385,492	1,356,751
Non-interest expenses	1,450,902	1,037,443	1,045,575
Affiliated Companies And Other Equity-Method Investees [Member]
Subsidiary Or Equity Method Investee [Line Items]
Investments in affiliated companies	183,305	260,339
Advances to affiliated companies	10,649	12,766
Other receivables from affiliated companies	5,160	644
Other payables to affiliated companies	5,643	14,825
Revenues	5,635	3,056	362
Non-interest expenses	49,810	52,796	58,219
Purchase of software, securities and tangible assets	¥ 22,904	¥ 20,945	¥ 25,954

Affiliated Companies And Other Equity-Method Investees (Summary Of Aggregate Carrying Amount And Fair Value Of Investments In Affiliated Companies And Other Equity-Method Investees) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Affiliated Companies And Other Equity-Method Investees [Abstract]
Carrying amount	¥ 172,647	¥ 182,109
Fair value	¥ 208,827	¥ 198,439

Commitments, Contingencies And Guarantees (Narrative) (Details)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended		1 Months Ended
	Oct. 05, 2010 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 29, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Jul. 31, 2011 USD ($)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Mar. 31, 2012 Contractual Maturity, Lsss Than One Year [Member] JPY (¥)	Mar. 31, 2012 Contractual Maturity, One to Five Years [Member] JPY (¥)	Apr. 30, 2009 WestLB AG [Member] USD ($)	Nov. 30, 2011 Madoff Trustee [Member] USD ($)
Purchase commitments for real estate						¥ 234,400,000,000						¥ 139,376,000,000	¥ 95,024,000,000
Purchase obligations for goods or services						37,237,000,000	39,543,000,000
Resale agreements						2,519,000,000,000	1,337,000,000,000
Repurchase agreements						1,711,000,000,000	1,605,000,000,000
Obligations to return debt and equity securities borrowed without collateral						269,000,000,000	300,000,000,000
Contingent liability related to note payable claim										1,000,000,000
Income tax examination, disputed claim											36,300,000
Bankruptcy claims, amount of claims filed	34,000,000
Approximate claim amount to be paid														22,000,000
Claim against Special Purpose Company Rights									156,000,000
Amount seeking to recover from NIP															21,000,000
Subsequent event damages sought value				5,102,000,000
Number of Series of Currency-linked Structured Notes the Plaintiff Purchased				16
Loan repurchase claims received by subsidiaries unresolved					2,924,000,000
Claim amount of mortgage backed securities issued								83,000,000
Compensatory damages with original principal amount issued in offering		$ 50,000,000	$ 2,046,000,000

Commitments, Contingencies And Guarantees (Commitments Outstanding) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Commitments To Extend Credit [Member]
Commitments outstanding	¥ 332,009	¥ 264,736
Commitments To Invest In Partnerships [Member]
Commitments outstanding	28,825	38,008
Commitments To Purchase Aircraft [Member]
Commitments outstanding	¥ 52,411	¥ 77,928

Commitments, Contingencies And Guarantees (Maturities Of Commitment) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments To Extend Credit [Member]
Total contractual amount	¥ 332,009
Commitments To Invest In Partnerships [Member]
Total contractual amount	28,825
Commitments To Purchase Aircraft [Member]
Total contractual amount	52,411
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Extend Credit [Member]
Total contractual amount	81,515
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	15,155
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Purchase Aircraft [Member]
Total contractual amount	25,727
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	48,052
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	7,961
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Purchase Aircraft [Member]
Total contractual amount	26,684
Contractual Amount Due 3 To 5 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	147,354
Contractual Amount Due 3 To 5 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	971
Contractual Amount Due More Than 5 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	55,088
Contractual Amount Due More Than 5 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	¥ 4,738

Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Commitments, Contingencies And Guarantees [Line Items]
Cash Collateral for Borrowed Securities	¥ 6,377		¥ 6,761
Standby Letters Of Credit And Other Guarantees [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Standby letters of credit and other guarantees	264	[1]	267	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	21,674	[1]	8,512	[1]
Derivative Contracts [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	3,997,315	[2],[3]	3,539,472	[2],[3]
Maximum Potential Payout /Notional Total, Derivative Contracts	¥ 107,572,427	[2],[3]	¥ 101,555,634	[2],[3]

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.

Commitments, Contingencies And Guarantees (Schedule Of Maturity Information Of Derivative Contracts) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Standby Letters Of Credit And Other Guarantees [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Standby letters of credit and other guarantees	¥ 264	[1]	¥ 267	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	21,674	[1]	8,512	[1]
Derivative Contracts [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	3,997,315	[2],[3]	3,539,472	[2],[3]
Maximum Potential Payout /Notional Total, Derivative Contracts	107,572,427	[2],[3]	101,555,634	[2],[3]
Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	37,525,420
Carrying value, Standby letters of credit and other guarantees	12,919
Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	22,496,226
Carrying value, Standby letters of credit and other guarantees	138
Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	12,868,744
Carrying value, Standby letters of credit and other guarantees	212
Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	34,682,037
Carrying value, Standby letters of credit and other guarantees	¥ 8,405

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.

Segment And Geographic Information (Net Interest Revenue) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Non-interest revenues	¥ 1,412,063	¥ 1,056,285	¥ 1,112,034
Net interest revenue	119,989	91,309	29,381
Net revenue	1,532,052	1,147,594	1,141,415
Non-interest expenses	1,450,902	1,037,443	1,045,575
Income (loss) before income taxes	81,150	110,151	95,840
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	347,385	389,404	384,816
Net interest revenue	2,873	3,029	3,456
Net revenue	350,258	392,433	388,272
Non-interest expenses	287,128	291,245	274,915
Income (loss) before income taxes	63,130	101,188	113,357
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	63,022	62,670	60,537
Net interest revenue	2,778	3,865	1,515
Net revenue	65,800	66,535	62,052
Non-interest expenses	45,281	46,513	46,836
Income (loss) before income taxes	20,519	20,022	15,216
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	426,608	534,094	763,567
Net interest revenue	129,274	96,442	25,964
Net revenue	555,882	630,536	789,531
Non-interest expenses	593,465	623,819	614,349
Income (loss) before income taxes	(37,583)	6,717	175,182
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenues	575,048	70,117	(96,886)
Net interest revenue	(14,936)	(12,027)	(1,554)
Net revenue	560,112	58,090	(98,440)
Non-interest expenses	525,028	75,866	109,475
Income (loss) before income taxes	¥ 35,084	¥ (17,776)	¥ (207,915)

Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions	¥ 8,372		¥ 2,290		¥ 3,323
Realized gain (loss) on investments in equity securities held for operating purposes	198		219		(3,365)
Equity in earnings of affiliates	10,613		8,996		7,765
Other	47,312	[1]	4,046	[1]	(132,347)	[1]
Total	81,150		110,151		95,840
Impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments					2,974
Corporate Items [Member]
Segment Reporting Information [Line Items]
Other	(31,411)	[2]	(33,327)	[2]	(83,291)	[2]
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Total	¥ 35,084		¥ (17,776)		¥ (207,915)

[1]	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.
[2]	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31,2012.

Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segments, Geographical Areas [Abstract]
Net revenue	¥ 1,532,052		¥ 1,147,594		¥ 1,141,415
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807		(16,896)		9,407
Consolidated net revenue	1,535,859	[1]	1,130,698	[1]	1,150,822	[1]
Non-interest expenses	1,450,902		1,037,443		1,045,575
Unrealized gain on investments in equity securities held for operating purposes
Consolidated non-interest expenses	1,450,902		1,037,443		1,045,575
Income (loss) before income taxes	81,150		110,151		95,840
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807		(16,896)		9,407
Consolidated, income (loss) before income taxes	¥ 84,957		¥ 93,255		¥ 105,247

[1]	There is no revenue derived from transactions with a single major external customer.

Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated, Net revenue	¥ 1,535,859	[1]	¥ 1,130,698	[1]	¥ 1,150,822	[1]
Consolidated, income (loss) before income taxes	84,957		93,255		105,247
Consolidated, Long-lived assets	1,206,496		509,234		495,051
Americas [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	143,350	[1]	168,889	[1]	131,512	[1]
Consolidated, income (loss) before income taxes	(24,612)		4,410		3,557
Consolidated, Long-lived assets	94,698		91,295		94,508
Europe [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	195,826	[1]	257,135	[1]	348,829	[1]
Consolidated, income (loss) before income taxes	(91,544)		(43,627)		18,995
Consolidated, Long-lived assets	114,195		115,352		98,223
Asia And Oceania [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	34,819	[1]	44,474	[1]	63,748	[1]
Consolidated, income (loss) before income taxes	(12,937)		(16,296)		13,036
Consolidated, Long-lived assets	23,892		31,642		32,871
Subtotal [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	373,995	[1]	470,498	[1]	544,089	[1]
Consolidated, income (loss) before income taxes	(129,093)		(55,513)		35,588
Consolidated, Long-lived assets	232,785		238,289		225,602
Japan [Member]
Segment Reporting Information [Line Items]
Consolidated, Net revenue	1,161,864	[1]	660,200	[1]	606,733	[1]
Consolidated, income (loss) before income taxes	214,050		148,768		69,659
Consolidated, Long-lived assets	¥ 973,711		¥ 270,945		¥ 269,449

[1]	There is no revenue derived from transactions with a single major external customer.